UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23718

Catholic Responsible Investments Funds

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-348-6466

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

# Catholic Responsible Investments

Semi-Annual Report

APRIL 30, 2024

**CRI Ultra Short Bond Fund**
Institutional Shares: CRHSX

**CRI Short Duration Bond Fund**
Institutional Shares: CRDSX

**CRI Bond Fund**
Investor Shares: CRBVX
Institutional Shares: CRBSX

**CRI Opportunistic Bond Fund**
Investor Shares: CROVX
Institutional Shares: CROSX

**CRI Equity Index Fund**
Institutional Shares: CRQSX

**CRI Small-Cap Fund**
Institutional Shares: CRSSX

**CRI International Equity Fund**
Investor Shares: CRLVX
Institutional Shares: CRLSX

**CRI International Small-Cap Fund**
Institutional Shares: CRNSX

**CRI Magnus 45/55 Fund**
Investor Shares: CMNVX
Institutional Shares: CMNSX

**CRI Magnus 75/25 Fund**
Investor Shares: CMUVX
Institutional Shares: CMUSX

CBIS®

Investment Adviser:

**Christian Brothers Investment Services**

Catholic Responsible Investments Semi-Annual Report APRIL 30, 2024 CRI Ultra Short Bond Fund CRI International Equity Fund Institutional Shares: CRHSX Investor Shares: CRLVX CRI Short Duration Bond Fund Institutional Shares: CRLSX Institutional Shares: CRDSX CRI International Small-Cap Fund CRI Bond Fund Institutional Shares: CRNSX Investor Shares: CRBVX CRI Magnus 45/55 Fund Institutional Shares: CRBSX Investor Shares: CMNVX CRI Opportunistic Bond Fund Institutional Shares: CMNSX Investor Shares: CROVX CRI Magnus 60/40 Alpha Plus Fund Institutional Shares: CROSX Investor Shares: CMPVX CRI Equity Index Fund Institutional Shares: CMPSX Institutional Shares: CRQSX CRI Magnus 60/40 Beta Plus Fund Investor Shares: CMMVX CRI Small-Cap Fund Institutional Shares: CMMSX Institutional Shares: CRSSX CRI Magnus 75/25 Fund CRI Multi-Style US Equity Fund Investor Shares: CMUVX Investor Shares: CRTVX Institutional Shares: CMUSX Institutional Shares: CRTSX Investment Adviser: Christian Brothers Investment Services

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 53.5%

	Face Amount	Value

U.S. Treasury Bills
5.332%, 08/20/24(A)	$1,100,000	$1,082,186
5.332%, 08/27/24(A)	1,125,000	1,105,659
5.326%, 07/25/24(A)	1,700,000	1,678,937
5.322%, 08/13/24(A)	800,000	787,867
5.321%, 05/30/24(A)	1,675,000	1,667,882
5.321%, 06/13/24(A)	575,000	571,384
5.321%, 07/18/24(A)	1,075,000	1,062,772
5.320%, 06/06/24(A)	2,275,000	2,262,982
5.319%, 06/25/24(A)	600,000	595,162
5.312%, 05/02/24(A)	550,000	549,919
5.309%, 05/07/24(A)	2,150,000	2,148,108
5.306%, 07/23/24(A)	1,075,000	1,061,976
5.300%, 05/23/24(A)	1,175,000	1,171,209
5.300%, 06/27/24(A)	550,000	545,408
5.300%, 07/09/24(A)	575,000	569,196
5.296%, 07/30/24(A)	525,000	518,118
5.295%, 07/11/24(A)	550,000	544,294
5.293%, 10/17/24(A)	1,050,000	1,024,467
5.291%, 08/06/24(A)	1,075,000	1,059,793
5.289%, 05/21/24(A)	1,500,000	1,495,608
5.285%, 05/28/24(A)	2,500,000	2,490,119
5.270%, 05/14/24(A)	1,350,000	1,347,431
5.270%, 06/04/24(A)	2,400,000	2,388,038
5.240%, 09/05/24(A)	300,000	294,481
5.235%, 08/22/24(A)	875,000	860,649
5.235%, 09/12/24(A)	275,000	269,674
0.000%, 08/01/24(B)	1,125,000	1,109,885

Total U.S. Treasury Obligations (Cost $30,265,062)		30,263,204

ASSET-BACKED SECURITIES — 25.3%

	Face Amount	Value

Automotive — 21.2%
Ally Auto Receivables Trust, Ser 2022-3, Cl A2
5.290%, 06/16/25	$9,329	$9,327
Ally Auto Receivables Trust, Ser 2024-1, Cl A1
5.528%, 03/17/25	176,991	177,016
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/26 (C)	22,340	22,335
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (C)	27,846	27,851
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/27 (C)	38,993	39,019
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl A
5.900%, 02/12/27 (C)	255,000	254,958
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/26	300,000	293,100
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A3
0.760%, 08/18/26	87,409	85,810
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A2A
4.200%, 12/18/25	20,088	20,072
ARI Fleet Lease Trust, Ser 2023-B, Cl A1
5.924%, 10/15/24 (C)	45,217	45,239
ARI Fleet Lease Trust, Ser 2024-A, Cl A1
5.568%, 03/14/25 (C)	206,799	206,803
Bank of America Auto Trust, Ser 2023-2A, Cl A1
5.617%, 12/13/24 (C)	77,354	77,361
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	300,000	299,262
BMW Vehicle Lease Trust, Ser 2024-1, Cl A1
5.508%, 02/25/25	285,165	285,187
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A1
5.607%, 01/15/25	2,540	2,540

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CarMax Auto Owner Trust, Ser 2024-1, Cl A1
5.511%, 01/15/25	$149,838	$149,850
Carvana Auto Receivables Trust, Ser 2020-P1, Cl A4
0.610%, 10/08/26	161,516	158,033
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A1
5.645%, 03/10/25 (C)	265,622	265,633
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A1
5.634%, 04/10/25 (C)	105,059	105,072
Chase Auto Owner Trust, Ser 2024-1A, Cl A1
5.537%, 03/25/25 (C)	320,000	320,033
Chesapeake Funding II, Ser 2021-1A, Cl A1
0.470%, 04/15/33 (C)	217,605	213,530
Citizens Auto Receivables Trust, Ser 2024-1, Cl A1
5.616%, 01/15/25 (C)	121,760	121,775
CPS Auto Receivables Trust, Ser 2021-C, Cl C
1.210%, 06/15/27 (C)	29,642	29,589
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (C)	3,555	3,552
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/26 (C)	45,241	45,228
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/26 (C)	64,351	64,408
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (C)	56,020	55,754
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
5.762%, TSFR1M + 0.444%, 12/11/34 (C)(D)	5,363	5,364
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	169,343	168,405
Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.830%, 12/15/26	220,000	220,094
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/27 (C)	143,756	143,780
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (C)	58,790	58,942

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Enterprise Fleet Financing, Ser 2020-2, Cl A3
0.650%, 07/20/26 (C)	$116,307	$114,794
Enterprise Fleet Financing, Ser 2021-2, Cl A2
0.480%, 05/20/27 (C)	109,595	108,074
Enterprise Fleet Financing, Ser 2023-3, Cl A1
5.906%, 10/21/24 (C)	68,254	68,287
Enterprise Fleet Financing, Ser 2024-1, Cl A1
5.548%, 02/20/25 (C)	122,362	122,360
Enterprise Fleet Financing, Ser 2024-2, Cl A1
5.613%, 05/20/25 (C)	320,000	320,067
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A3
5.580%, 04/15/26	114,915	114,913
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A2
5.870%, 11/17/25	7,293	7,294
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A2
6.110%, 09/15/25	33,009	33,019
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A1
5.580%, 02/18/25	29,436	29,436
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/26	115,000	114,999
Flagship Credit Auto Trust, Ser 2022-1, Cl A
1.790%, 10/15/26 (C)	66,411	65,671
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A1
5.506%, 02/15/25	295,334	295,392
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A1
5.578%, 02/18/25 (C)	156,927	156,934
GLS Auto Select Receivables Trust, Ser 2024-2A, Cl A1
5.582%, 04/15/25 (C)	170,000	169,971
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/25	186,147	185,511
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A1
5.514%, 02/20/25	174,785	174,793
GM Financial Consumer Automobile Receivables Trust, Ser 2021-1, Cl C
1.040%, 05/17/27	300,000	291,202

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A1
5.529%, 01/16/25	$83,806	$83,812
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A1
5.494%, 04/16/25	525,000	525,044
Honda Auto Receivables Owner Trust, Ser 2021-1, Cl A3
0.270%, 04/21/25	23,050	22,979
Huntington Auto Trust, Ser 2024-1A, Cl A1
5.625%, 02/18/25 (C)	88,939	88,950
Hyundai Auto Lease Securitization Trust, Ser 2022-A, Cl A4
1.320%, 12/15/25 (C)	241,645	241,191
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/25 (C)	67,636	67,620
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/25 (C)	280,155	279,957
Hyundai Auto Receivables Trust, Ser 2020-C, Cl A4
0.490%, 11/16/26	167,241	164,890
Hyundai Auto Receivables Trust, Ser 2021-A, Cl A4
0.620%, 05/17/27	344,000	334,089
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A1
5.634%, 11/15/24	27,355	27,357
LAD Auto Receivables Trust, Ser 2024-1A, Cl A1
5.541%, 02/18/25 (C)	58,460	58,464
Mercedes-Benz Auto Receivables Trust, Ser 2021-1, Cl A3
0.460%, 06/15/26	233,731	228,423
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.860%, 08/17/26	248,679	242,836
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A1
5.709%, 11/15/24	187,927	187,976
Oscar US Funding XVI, Ser 2024-1A, Cl A1
5.627%, 03/10/25 (C)	156,205	156,188
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A1
5.863%, 11/15/24 (C)	19,638	19,640

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl C
0.950%, 09/15/27	$47,626	$47,536
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/26	16,937	16,917
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl B
3.440%, 09/15/27	275,000	271,284
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/26	57,012	56,901
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/26	19,582	19,579
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/26	16,904	16,925
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/27	160,083	160,414
Santander Drive Auto Receivables Trust, Ser 2023-6, Cl A2
6.080%, 05/17/27	73,918	74,039
SBNA Auto Lease Trust, Ser 2024-A, Cl A1
5.568%, 02/20/25 (C)	87,076	87,081
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/27 (C)	81,845	81,891
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A1
5.589%, 01/21/25 (C)	10,852	10,852
Tesla Auto Lease Trust, Ser 2024-A, Cl A1
5.530%, 02/20/25 (C)	245,000	245,020
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A1
5.584%, 12/20/24 (C)	26,940	26,942
Toyota Auto Receivables Owner Trust, Ser 2020-C, Cl A4
0.570%, 10/15/25	85,936	85,494

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Toyota Auto Receivables Owner Trust, Ser 2024-A, Cl A1
5.519%, 01/15/25	$203,903	$203,916
Toyota Lease Owner Trust, Ser 2024-A, Cl A1
5.524%, 02/20/25 (C)	107,242	107,250
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/25	154,368	153,725
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	275,000	275,887
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A1
5.516%, 03/20/25	325,000	325,036
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/26	233,616	228,645
Volkswagen Auto Loan Enhanced Trust, Ser 2023-2, Cl A1
5.601%, 11/20/24	33,876	33,878
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (C)	109,864	109,796
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A1
5.877%, 11/15/24 (C)	75,643	75,662
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl A1
5.629%, 03/17/25 (C)	196,696	196,715
World Omni Auto Receivables Trust, Ser 2022-B, Cl A2B
5.900%, SOFR30A + 0.570%, 10/15/25 (D)	983	983

		11,989,423

Other Asset-Backed Securities — 4.1%
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A1
5.558%, 01/21/25 (C)	54,541	54,544
Auxilior Term Funding, Ser 2023-1A, Cl A1
5.864%, 11/15/24 (C)	33,999	34,004
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (C)	29,905	29,817
CCG Receivables Trust, Ser 2023-2, Cl A1
5.751%, 11/14/24 (C)	36,192	36,199

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CNH Equipment Trust, Ser 2024-A, Cl A1
5.465%, 02/14/25	$363,623	$363,582
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/25	93,603	93,686
Dell Equipment Finance Trust, Ser 2023-3, Cl A1
5.759%, 10/22/24 (C)	18,005	18,009
Dell Equipment Finance Trust, Ser 2024-1, Cl A1
5.568%, 04/22/25 (C)	140,000	140,017
DLLST, Ser 2024-1A, Cl A1
5.562%, 01/21/25 (C)	76,994	77,003
Granite Park Equipment Leasing, Ser 2023-1A, Cl A1
5.884%, 10/21/24 (C)	13,274	13,276
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A1
5.550%, 02/18/25 (C)	204,721	204,707
HPEFS Equipment Trust, Ser 2023-2A, Cl A1
5.758%, 10/18/24 (C)	61,496	61,507
HPEFS Equipment Trust, Ser 2024-1A, Cl A1
5.596%, 01/21/25 (C)	213,352	213,362
John Deere Owner Trust, Ser 2024-A, Cl A1
5.521%, 03/17/25	213,978	213,970
Kubota Credit Owner Trust, Ser 2024-1A, Cl A1
5.531%, 02/18/25 (C)	112,170	112,183
MMAF Equipment Finance, Ser 2020-BA, Cl A3
0.490%, 08/14/25 (C)	156,832	154,222
MMAF Equipment Finance, Ser 2024-A, Cl A1
5.581%, 02/11/25 (C)	69,512	69,521
SCF Equipment Leasing, Ser 2023-1A, Cl A1
5.827%, 12/04/24 (C)	26,603	26,606
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/27	400,000	398,925

		2,315,140

Total Asset-Backed Securities (Cost $14,279,084)		14,304,563

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2024 (Unaudited)

REPURCHASE AGREEMENTS — 10.4%

	Face Amount	Value
Citi Treas 5.310%, dated 04/30/24, to be repurchased on 05/01/24, repurchase price $1,900,280, (collateralized by various U.S. Treasury Obligations, par values $100 - $1,950,700, 1.500% - 5.250%, 11/15/2028 - 12/31/2028; with total market value $1,938,007)	$1,900,000	$1,900,000
Gold Triparty Mortgage 5.310%, dated 04/30/24, to be repurchased on 05/01/24, repurchase price $2,000,295, (collateralized by various U.S. Treasury Obligations, par values $690,000 - $5,598,224, 4.500% - 7.500%, 09/15/2038 - 03/20/2054; with total market value $2,040,001)	2,000,000	2,000,000
Socgen Triparty Tsy 5.300%, dated 04/30/24, to be repurchased on 05/01/24, repurchase price $2,000,294, (collateralized by U.S. Treasury Obligation, par value $2,143,700, 0.000%, 04/17/2025; with total market value $2,040,005)	2,000,000	2,000,000

Total Repurchase Agreements (Cost $5,900,000)		5,900,000

CORPORATE OBLIGATIONS — 8.1%

CONSUMER DISCRETIONARY — 0.5%
General Motors Financial
3.500%, 11/07/24	$300,000	$296,435

ENERGY — 0.4%
Williams
4.550%, 06/24/24	225,000	224,549

FINANCIALS — 6.5%
American Express
6.068%, SOFRINDX + 0.720%, 05/03/24(D)	150,000	150,002
Bank of Montreal MTN
4.250%, 09/14/24	200,000	198,843
Bank of Nova Scotia
5.250%, 12/06/24	500,000	498,531

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Credit Suisse NY
4.750%, 08/09/24	$300,000	$299,242
JPMorgan Chase
3.875%, 09/10/24	325,000	322,905
Metropolitan Life Global Funding I
0.550%, 06/07/24(C)	550,000	547,237
Morgan Stanley MTN
5.864%, SOFRRATE + 0.509%, 01/22/25(D)	450,000	450,369
New York Life Global Funding MTN
5.783%, SOFRINDX + 0.430%, 06/06/24(C)(D)	300,000	300,089
Pacific Life Global Funding II
6.153%, SOFRRATE + 0.800%, 12/06/24(C)(D)	300,000	300,887
Royal Bank of Canada MTN
2.550%, 07/16/24	175,000	173,887
Toronto-Dominion Bank
5.870%, SOFRRATE + 0.550%, 09/20/24(D)	250,000	250,333
US Bancorp MTN
3.600%, 09/11/24	200,000	198,411

		3,690,736

INDUSTRIALS — 0.7%
Canadian Pacific Railway
2.900%, 02/01/25	250,000	244,633
Protective Life Global Funding
6.404%, SOFRRATE + 1.050%, 12/11/24(C)(D)	150,000	150,590

		395,223

Total Corporate Obligations (Cost $4,606,613)		4,606,943

COMMERCIAL PAPER — 3.9%

Australia & New Zealand Bank Group
5.744%, 08/08/24(A)	$300,000	$295,591
Banco Santander S.A.
5.780%, 05/31/24(A)	400,000	398,143
BPCE Disc
5.765%, 08/06/24(A)	300,000	295,648
5.762%, 05/06/24(A)	325,000	324,713
Pacific Life
5.681%, 05/06/24(A)	625,000	624,447

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2024 (Unaudited)

COMMERCIAL PAPER — continued

	Face Amount	Value

Svenska Handelsbanked
5.887%, 06/14/24(A)	$275,000	$273,187

Total Commercial Paper (Cost $2,211,538)		2,211,729

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 1.0%
FHLMC, Ser 2015-4470, Cl A
4.000%, 05/15/43	$119,664	$118,965
FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	244,883	238,868
GNMA, Ser 2024-39, Cl AB
4.000%, 12/20/31	183,136	180,777

		538,610

Total Mortgage-Backed Securities (Cost $539,219)		538,610

CERTIFICATE OF DEPOSIT — 0.6%

Bank of Montreal
5.800%, 11/08/24	$350,000	$350,000

Total Certificate of Deposit (Cost $350,000)		350,000

Total Investments in Securities— 102.8% (Cost $58,151,516)		$58,175,049

Percentages are based on Net Assets of $56,563,147.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2024 was $7,629,383 and represented 13.5% of Net Assets.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.0%

	Face Amount	Value
COMMUNICATION SERVICES — 0.8%
Charter Communications Operating
6.150%, 11/10/26	$1,875,000	$1,879,710
Sprint Spectrum
4.738%, 03/20/25(A)	640,000	636,238
Take-Two Interactive Software
5.000%, 03/28/26	725,000	715,863
4.950%, 03/28/28	600,000	587,019

		3,818,830

CONSUMER DISCRETIONARY — 2.7%
AutoZone
5.050%, 07/15/26	1,000,000	992,436
Daimler Truck Finance North America
5.600%, 08/08/25(A)	500,000	498,552
5.150%, 01/16/26(A)	710,000	703,939
5.000%, 01/15/27(A)	325,000	320,584
DR Horton
2.600%, 10/15/25	2,575,000	2,460,746
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,429,529
General Motors Financial
5.400%, 05/08/27	1,000,000	992,810
Hyatt Hotels
5.750%, 01/30/27	750,000	752,571
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	752,308
5.250%, 01/08/27(A)	750,000	741,080
Marriott International
5.450%, 09/15/26	925,000	923,522
O’Reilly Automotive
5.750%, 11/20/26	850,000	855,058

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Tapestry
7.050%, 11/27/25	$395,000	$400,521

		12,823,656

CONSUMER STAPLES — 0.9%
CVS Pass-Through Trust
6.036%, 12/10/28	1,979,104	1,975,549
Element Fleet Management
5.643%, 03/13/27(A)	980,000	972,873
Keurig Dr Pepper
5.100%, 03/15/27	480,000	476,643
Sodexo
1.634%, 04/16/26(A)	625,000	577,127

		4,002,192

ENERGY — 2.3%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	290,938
Continental Resources
3.800%, 06/01/24	1,695,000	1,690,070
Enbridge
5.900%, 11/15/26	720,000	724,450
Energy Transfer
6.050%, 12/01/26	925,000	935,847
Hess
4.300%, 04/01/27	1,750,000	1,693,101
MidAmerican Energy
3.100%, 05/01/27	2,000,000	1,877,504
ONEOK
5.550%, 11/01/26	1,325,000	1,323,622
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,211,748
Williams
5.400%, 03/02/26	300,000	298,690

		11,045,970

FINANCIALS — 22.3%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,210,225
AIB Group
7.583%, SOFRRATE + 3.456%, 10/14/26(A)(B)	750,000	765,065
American Express
5.645%, SOFRRATE + 0.750%, 04/23/27(B)	700,000	700,130
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	546,983
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	642,541
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,505,625
1.483%, 10/06/26	930,000	845,137

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Ares Capital
7.000%, 01/15/27	$900,000	$915,954
Asian Development Bank MTN
1.750%, 08/14/26	2,500,000	2,322,409
Athene Global Funding
5.339%, 01/15/27(A)	1,000,000	989,379
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	1,500,000	1,506,548
5.080%, SOFRRATE + 1.290%, 01/20/27(B)	1,000,000	989,288
2.456%, TSFR3M + 0.870%, 10/22/25(B)	1,464,000	1,440,058
1.530%, SOFRRATE + 0.650%, 12/06/25(B)	1,000,000	973,937
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	816,588
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	465,051
Bank One Michigan
8.250%, 11/01/24	1,925,000	1,944,489
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	750,000	741,078
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	505,531
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	547,944
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,437,347
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,416,860
BNP Paribas
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	916,612
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,138,138
5.203%, 01/18/27(A)	1,150,000	1,139,217
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	759,956
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/26(B)	825,000	815,333
4.166%, SOFRRATE + 1.370%, 05/09/25(B)	1,185,000	1,184,493

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	$500,000	$494,385
Charles Schwab
2.450%, 03/03/27	1,250,000	1,151,270
Citigroup
6.049%, SOFRRATE + 0.694%, 01/25/26(B)	2,117,000	2,120,893
6.041%, SOFRRATE + 0.686%, 10/30/24(B)	1,000,000	1,001,295
5.610%, SOFRRATE + 1.546%, 09/29/26(B)	1,250,000	1,247,005
2.014%, SOFRRATE + 0.694%, 01/25/26(B)	1,000,000	970,825
Citizens Bank
6.064%, SOFRRATE + 1.450%, 10/24/25(B)	250,000	248,829
5.284%, SOFRRATE + 1.020%, 01/26/26(B)	540,000	533,308
4.119%, SOFRRATE + 1.395%, 05/23/25(B)	250,000	249,389
Corebridge Global Funding
5.750%, 07/02/26(A)	635,000	631,479
5.200%, 01/12/29(A)	380,000	373,102
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/26(A)(B)	2,525,000	2,412,585
Credit Suisse NY
4.750%, 08/09/24	625,000	623,428
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26(A)(B)	875,000	876,044
6.259%, H15T1Y + 1.180%, 09/22/26(A)(B)	500,000	502,078
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,337,444
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	931,030
European Investment Bank MTN
2.875%, 06/13/25(A)	2,500,000	2,432,877
2.375%, 05/24/27	2,500,000	2,320,325
2.125%, 04/13/26	447,000	422,446
Fifth Third Bank
5.852%, SOFRRATE + 1.230%, 10/27/25(B)	1,130,000	1,128,141
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	29,349	29,269
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(B)	1,000,000	974,758

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
3.850%, 01/26/27	$1,175,000	$1,127,141
HAT Holdings I
8.000%, 06/15/27(A)	500,000	513,141
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	1,000,000	1,022,341
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,410,985
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	738,233
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,250,000	1,186,072
Inter-American Investment
4.125%, 02/15/28	500,000	483,433
International Bank for Reconstruction & Development MTN
0.000%, 03/31/28(C)	1,000,000	949,512
0.000%, 03/31/27(C)	2,500,000	2,249,958
International Development Association
0.875%, 04/28/26(A)	1,000,000	919,642
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	920,575
JPMorgan Chase
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,148,961
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,395,676
0.768%, SOFRRATE + 0.490%, 08/09/25(B)	750,000	739,149
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,142,268
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	292,888
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	227,442
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	751,005
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	984,792
Macquarie Group
5.108%, SOFRRATE + 2.208%, 08/09/26(A)(B)	1,450,000	1,436,703
Manufacturers & Traders Trust
5.400%, 11/21/25	1,000,000	986,153
4.650%, 01/27/26	1,650,000	1,606,257

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/25(B)	$1,000,000	$997,151
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,151,100
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	203,627
5.000%, 11/24/25	3,425,000	3,388,729
0.864%, SOFRRATE + 0.745%, 10/21/25(B)	1,000,000	975,801
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,132,438
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,142,816
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	434,661
NongHyup Bank MTN
4.875%, 07/03/28(A)	555,000	544,630
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,200,000	1,177,386
Pacific Life Global Funding II
5.500%, 08/28/26(A)	1,000,000	999,458
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	766,174
5.812%, SOFRRATE + 1.322%, 06/12/26(B)	750,000	749,867
Royal Bank of Canada MTN
1.200%, 04/27/26	1,000,000	920,083
1.150%, 07/14/26	500,000	455,710
Santander Holdings USA
5.807%, SOFRRATE + 2.328%, 09/09/26(B)	1,000,000	993,467
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	940,124
Societe Generale MTN
6.447%, H15T1Y + 2.300%, 01/12/27(A)(B)	875,000	879,873
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/25(A)(B)	1,000,000	1,008,517
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	701,526
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/26(B)	1,025,000	1,005,395

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
UBS Group
2.593%, SOFRRATE + 1.560%, 09/11/25(A)(B)	$3,050,000	$3,012,122
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,151,401
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	1,250,000	1,229,667
2.406%, TSFR3M + 0.825%, 10/30/25(B)	1,500,000	1,474,257
0.805%, SOFRRATE + 0.510%, 05/19/25(B)	1,000,000	997,141
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	989,073
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	950,254
WLB Asset VI Pte
7.250%, 12/21/27(A)	1,000,000	967,244

		106,766,140

HEALTH CARE — 1.1%
Adventist Health System
2.433%, 09/01/24	1,415,000	1,398,368
CommonSpirit Health
1.547%, 10/01/25	1,000,000	940,691
Icon Investments Six DAC
5.809%, 05/08/27	265,000	265,000
Quest Diagnostics
3.450%, 06/01/26	910,000	873,279
Smith & Nephew
5.150%, 03/20/27	515,000	509,118
Solventum
5.450%, 02/25/27(A)	1,150,000	1,140,371

		5,126,827

INDUSTRIALS — 0.9%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,007,470
HEICO
5.250%, 08/01/28	270,000	267,017
Mileage Plus Holdings
6.500%, 06/20/27(A)	877,500	879,193
Penske Truck Leasing Lp
5.750%, 05/24/26(A)	1,000,000	1,000,047
5.350%, 01/12/27(A)	485,000	480,120
Regal Rexnord
6.050%, 02/15/26(A)	715,000	714,912

		4,348,759

INFORMATION TECHNOLOGY — 0.4%
Flex
6.000%, 01/15/28	550,000	551,139

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Open Text
6.900%, 12/01/27(A)	$1,295,000	$1,322,439

		1,873,578

MATERIALS — 0.3%
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,223,047
Celanese US Holdings
6.050%, 03/15/25	278,000	278,318

		1,501,365

REAL ESTATE — 0.2%
COPT Defense Properties
2.250%, 03/15/26‡	550,000	515,603
Kilroy Realty
3.450%, 12/15/24‡	477,000	469,264

		984,867

UTILITIES — 3.1%
Avangrid
3.200%, 04/15/25	2,500,000	2,437,803
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,755,000	1,748,678
Continental Wind
6.000%, 02/28/33(A)	983,992	973,938
Edison International
4.700%, 08/15/25	1,450,000	1,427,764
Electricite de France
3.625%, 10/13/25(A)	500,000	485,996
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	492,651
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,029,703
Pacific Gas and Electric
5.450%, 06/15/27	725,000	720,286
3.300%, 12/01/27	825,000	757,807
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	985,121
Sempra
5.400%, 08/01/26	1,330,000	1,322,180
Southern California Edison
4.900%, 06/01/26	580,000	572,753
Southern Power
4.150%, 12/01/25	1,000,000	977,198
0.900%, 01/15/26	1,000,000	922,103

		14,853,981

Total Corporate Obligations (Cost $169,187,259)		167,146,165

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — 24.3%

	Face Amount	Value

Automotive — 15.3%
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (A)	$137,903	$137,930
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/26	642,273	635,507
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	596,709	587,338
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	1,000,000	1,004,332
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	208,392	207,254
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	340,000	340,962
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	785,000	784,104
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	1,015,000	1,018,732
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	265,000	264,341
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/26	480,000	476,989
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/26	1,175,000	1,180,142
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	460,000	459,580
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/26	270,000	269,997
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/28	465,000	463,950
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	781,125

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/26	$189,873	$189,718
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	500,000	495,101
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	735,000	731,577
Carvana Auto Receivables Trust 2024-P1, Ser 2024-P1, Cl A3
5.050%, 04/10/29 (A)	1,912,000	1,888,152
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	130,202	121,754
Carvana Auto Receivables Trust, Ser 2022-P3, Cl A2
4.420%, 12/10/25	43,239	43,224
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/26 (A)	193,262	193,436
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/27 (A)	631,495	632,643
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	827,405	825,419
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	1,055,000	1,060,981
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	500,000	496,229
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	24,528	24,511
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	256,581	255,159
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	517,916	519,235
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	182,033	179,755
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	443,488	442,399
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	1,820,785	1,817,067
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	2,730,000	2,756,705

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	$355,000	$349,341
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/26	565,000	565,163
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/25	187,126	187,217
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	436,193	435,772
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	599,000	592,959
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	761,000	756,166
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	1,495,000	1,489,910
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	720,833
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/26 (A)	185,620	185,433
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	900,000	894,366
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	465,582	466,195
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	813,403	817,253
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	994,508
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	565,000	561,624
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A2A
5.100%, 05/18/26	349,874	349,208

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	$475,000	$468,007
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	1,850,000	1,850,534
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,253,045
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,575,000	2,522,694
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	1,250,000	1,238,976
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A3
3.350%, 06/16/25 (A)	589,214	587,396
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/26 (A)	990,000	986,930
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	900,000	894,150
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	875,000	868,347
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/26 (A)	1,405,000	1,407,039
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A2A
5.190%, 12/15/25	410,548	410,061
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	355,000	350,824
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,850,000	1,846,908
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/26 (A)	546,854	547,170
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/28 (A)	936,222	946,354

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
M&T Bank Auto Receivables Trust 2024-1, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	$1,110,000	$1,099,343
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	2,750,000	2,724,938
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	895,000	888,167
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	122,395	121,397
Porsche Financial Auto Securitization Trust, Ser 2023-1A, Cl A2
5.420%, 12/22/26 (A)	413,466	413,202
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	370,000	371,872
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	980,000	947,993
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	375,000	374,488
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	255,000	253,557
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	880,000	876,529
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	1,070,000	1,067,604
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	340,000	335,435
Tesla Auto Lease Trust 2024-A, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	1,170,000	1,162,601
Tesla Auto Lease Trust, Ser 2021-B, Cl D
1.320%, 09/22/25 (A)	1,000,000	987,095
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (A)	798,270	799,010

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	$2,385,000	$2,388,688
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/25 (A)	582,162	583,128
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	408,000	410,311
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	1,070,000	1,069,383
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	308,923
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	758,328	745,220
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	555,000	551,653
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/26 (A)	136,936	136,940
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	1,000,000	999,739
Volkswagen Auto Lease Trust 2024-A, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	317,629
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	1,025,000	1,005,767
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	375,535	375,306
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	362,277	362,760
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	1,550,000	1,548,874
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	1,255,000	1,262,655
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	77,257	76,962

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	$700,000	$699,013

		73,095,913

Other Asset-Backed Securities — 9.0%
Affirm Asset Securitization Trust 2024-A, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	550,000	544,500
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/28 (A)	755,000	757,939
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	280,944	279,809
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	330,000	327,948
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	186,907
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.646%, TSFR3M + 1.060%, 04/20/31 (A)(B)	695,495	697,128
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	455,000	456,073
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.548%, TSFR3M + 1.222%, 04/23/31 (A)(B)	1,261,092	1,262,536
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	110,648	110,324
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	812,386	813,226
CIFC Funding, Ser 2017-5A, Cl A1
6.759%, TSFR3M + 1.180%, 11/16/30 (A)(B)	907,086	908,666
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/25	65,486	65,414
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	1,000,000	986,840
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/27 (A)	1,691	1,690

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/29 (A)	$212,316	$212,399
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	400,000	399,478
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	590,000	592,363
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	1,110,966	1,112,784
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	475,000	474,388
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	386,449	385,359
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	672,962
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,500,000	1,489,279
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	265,000	261,772
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/26 (A)	2,000,000	1,995,358
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	80,805	80,472
Flatiron CLO 17, Ser 2021-1A, Cl AR
6.549%, TSFR3M + 1.242%, 05/15/30 (A)(B)	733,701	733,748
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	998,556
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	1,000,000	1,002,230
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
7.134%, TSFR3M + 1.862%, 11/05/29 (A)(B)	1,765,713	1,764,700
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	414,412
Granite Park Equipment Leasing, Ser 2023-1A, Cl A2
6.510%, 05/20/30 (A)	1,495,000	1,500,102
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A2
4.920%, 05/15/25 (A)	236,923	236,453
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	543,169	543,080

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	$585,000	$576,635
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	285,000	285,930
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	850,000	843,744
Kubota Credit Owner Trust, Ser 2023-1A, Cl A2
5.400%, 02/17/26 (A)	339,607	339,142
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	1,682,242	1,680,488
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	1,047,810	1,034,456
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/32 (A)	43,288	43,238
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	567,756
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	1,014,176	1,014,726
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	146,894	125,301
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
6.646%, TSFR3M + 1.060%, 01/20/31 (A)(B)	1,191,903	1,193,202
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
6.560%, TSFR3M + 0.970%, 04/15/31 (A)(B)	476,553	477,058
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,910,000	1,905,435
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,014,138
Prosper Marketplace Issuance Trust, Ser 2023-1A, Cl A
7.060%, 07/16/29 (A)	215,930	216,859
RR 24, Ser 2023-24A, Cl A1AR
7.059%, TSFR3M + 1.730%, 01/15/36 (A)(B)	1,295,000	1,300,113
SCF Equipment Leasing, Ser 2022-2A, Cl A2
6.240%, 07/20/28 (A)	111,473	111,524

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/30 (A)	$1,285,000	$1,289,665
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31 (A)	63,507	63,466
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	950,475	915,530
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	960,527	922,255
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
6.541%, TSFR3M + 1.222%, 11/18/30 (A)(B)	481,152	481,349
Verizon Master Trust, Ser 2023- 2, Cl A
4.890%, 04/13/28	1,575,000	1,564,130
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	458,825	459,923
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	440,540	395,993
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	253,246	235,217
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	886,122	654,261

		42,980,429

Total Asset-Backed Securities (Cost $116,322,806)		116,076,342

U.S. TREASURY OBLIGATIONS — 22.4%

U.S. Treasury Notes
4.875%, 04/30/26(D)	$444,000	$442,560
4.250%, 10/15/25(D)	7,000,000	6,909,766
4.000%, 12/15/25(D)	5,000,000	4,911,133
4.000%, 02/15/26(D)	19,800,000	19,428,750
3.000%, 10/31/25(D)	2,450,000	2,374,107
2.875%, 06/15/25(D)	28,000,000	27,285,781
2.625%, 03/31/25(D)	2,270,000	2,217,174
2.500%, 05/31/24(D)	450,000	448,910
1.875%, 06/30/26(D)	33,900,000	31,745,496
1.875%, 07/31/26(D)	3,150,000	2,943,035
0.250%, 06/30/25(D)	9,150,000	8,640,674

Total U.S. Treasury Obligations (Cost $110,046,366)		107,347,386

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — 11.6%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 6.9%
FHLMC
5.000%, 07/01/35	$104,366	$102,036
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	1,065,505	1,032,182
FHLMC, Ser 2016-4632, Cl MA
4.000%, 08/15/54	1,098,362	1,034,905
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	502,251	465,606
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	2,455,263	2,392,594
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	2,721,783	2,646,045
FNMA
5.000%, 03/01/34	81,613	79,680
3.500%, 11/01/34	871,363	850,345
3.000%, 02/01/35	1,463,881	1,387,548
3.000%, 03/01/33	774,626	729,922
FNMA, Ser 2009-62, Cl WA
5.579%, 08/25/39 (B)	21,213	20,923
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	1,442,622	1,376,529
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	2,377,266	2,201,276
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	985,213	931,263
FNMA, Ser 2015-78, Cl CE
2.500%, 11/25/45	1,158,977	1,053,638
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	462,814	425,663
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	1,172,243	1,083,353
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	1,349,201	1,252,382
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	514,938	472,470
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,486,634	1,419,483
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	2,335,077	2,267,762
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	15,303	14,992
GNMA, Ser 2016-131, Cl A
2.200%, 04/16/57	56,964	56,269
GNMA, Ser 2017-99, Cl WA
4.920%, 12/20/32 (B)	150,517	146,637
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	215,788	208,106
GNMA, Ser 2023-131, Cl BT
4.000%, 03/20/49	4,562,674	4,291,287
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	948,342	930,288

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	$4,465,202	$4,259,960

		33,133,144

Non-Agency Mortgage-Backed Obligation — 4.7%
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	315,607	305,042
BX Commercial Mortgage Trust 2022-AHP, Ser AHP, Cl B
7.161%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,750,000	1,721,016
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
6.311%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	487,387
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.811%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,459,375
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,039,286
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.971%, TSFR1M + 0.540%, 02/25/35 (B)	6,296	5,740
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48	1,275,000	1,250,313
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	156,016	155,238
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	37,368	36,106
DBUBS Mortgage Trust, Ser 2017-BRBK, Cl E
3.648%, 10/10/34 (A)(B)	521,000	425,098
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.816%, TSFR1M + 1.494%, 07/15/38 (A)(B)	1,005,681	1,004,110
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.507%, 09/25/37 (B)	17,260,000	1,769,723
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.940%, 08/25/34 (B)	13,780	12,796
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	925,572
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.521%, 08/25/34 (B)	11,029	10,951

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Life Mortgage Trust, Ser 2021-BMR, Cl A
6.136%, TSFR1M + 0.814%, 03/15/38 (A)(B)	$1,867,643	$1,843,130
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.413%, 09/10/39 (A)(B)	214,000	183,977
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
6.236%, TSFR1M + 0.915%, 04/15/38 (A)(B)	3,900,777	3,876,397
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl ASB
3.069%, 02/15/48	124,081	123,332
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(E)	777,970	775,109
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	2,000,000	1,778,221
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	80,950	64,942
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.740%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	441,562
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/44 (A)	659,989	655,545

		22,349,968

Total Mortgage-Backed Securities (Cost $55,846,929)		55,483,112

MUNICIPAL BONDS — 3.5%

California — 0.8%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,414,080
5.950%, 08/01/29	825,000	819,642
City of Union City California, RB
5.920%, 07/01/24	910,000	909,859
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	500,000	500,750

		3,644,331

District of Columbia — 0.1%
District of Columbia, RB
3.850%, 02/28/25	500,000	491,528

MUNICIPAL BONDS — continued

	Face Amount	Value

Florida — 0.4%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	$1,000,000	$1,001,864
7.500%, 07/01/57 (A)(B)	1,000,000	995,028

		1,996,892

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	907,822	865,685

Illinois — 0.2%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	244,239
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,207,995

		1,452,234

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	779,632	758,883

Montana — 0.1%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	253,880

New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
5.580%, 02/01/29 (A)(B)	1,000,000	1,000,000
5.430%, 07/01/33 (A)(B)	850,000	850,000

		1,850,000

New Jersey — 0.4%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	987,573
4.927%, 03/01/26	1,000,000	988,883

		1,976,456

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value

New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
4.480%, 04/01/25	$500,000	$493,082

Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	586,056

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser G, RB
2.370%, 11/01/27 (A)	1,000,000	896,207
2.165%, 11/01/26 (A)	500,000	458,581

		1,354,788

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	250,000	246,159

Virginia — 0.2%
Fairfax County Economic Development Authority, RB
5.589%, 10/01/24	1,000,000	1,000,506

Total Municipal Bonds (Cost $17,182,260)		16,970,492

SOVEREIGN DEBT — 1.6%

CANADA — 0.8%
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$918,183
Hydro-Quebec
8.050%, 07/07/24	3,000,000	3,011,943

		3,930,126

FRANCE — 0.3%
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	428,000	417,082
0.375%, 05/27/24(A)	1,000,000	996,463

		1,413,545

SOVEREIGN DEBT — continued

	Face Amount	Value

SOUTH KOREA — 0.1%
Korea Electric Power
4.875%, 01/31/27(A)	$250,000	$246,083

SUPRANATIONAL — 0.2%
European Investment Bank MTN
2.875%, 06/13/25	1,000,000	973,151

SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	1,000,000	989,077

Total Sovereign Debt (Cost $7,623,180)		7,551,982

BANK LOAN OBLIGATION — 0.5%

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M +
2.500%, 05/21/29(B)	2,267,588	2,259,787

Total Bank Loan Obligation (Cost $2,262,789)		2,259,787

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%

Export-Import Bank of the United States
2.628%, 11/12/26	$1,490,277	$1,424,641
1.900%, 07/12/24	109,796	108,965
United States International Development Finance
1.790%, 10/15/29	326,205	294,112

Total U.S. Government Agency Obligations (Cost $1,933,557)		1,827,718

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

REPURCHASE AGREEMENTS — 0.3%

	Face Amount	Value
Barclays Capital 5.300%, dated 04/30/24, to be repurchased on 05/01/24, repurchase price $700,103 (collateralized by a U.S. Treasury Obligation, par value $900,100, 0.625%, 05/15/2030; with total market value $714,016)	$700,000	$700,000
Socgen Triparty Tsy 5.300%, dated 04/30/24, to be repurchased on 05/01/24, repurchase price $700,103 (collateralized by a U.S. Treasury Obligation, par value $750,300, 0.000%, 04/17/2025; with total market value $714,006)	700,000	700,000

Total Repurchase Agreements (Cost $1,400,000)		1,400,000

Total Investments in Securities— 99.6% (Cost $481,805,146)		$476,062,984

Percentages are based on Net Assets of $477,857,860.

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts U.S. 2-Year Treasury Note	331	Jun-2024	$67,738,467	$67,079,219	$(659,248)

Short Contracts U.S. 5-Year Treasury Note	(8)	Jun-2024	(853,833)	(837,937)	15,896

			$66,884,634	$66,241,282	$(643,352)

‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2024 was $167,907,169 and represented 35.1% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2024 (Unaudited)

ABS — Asset-Backed Security

AGM— Assured Guaranty Municipal

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

L.P. — Limited Partnership

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$167,146,165	$—	$167,146,165
Asset-Backed Securities	—	116,076,342	—	116,076,342
U.S. Treasury Obligations	—	107,347,386	—	107,347,386
Mortgage- Backed Securities	—	55,483,112	—	55,483,112
Municipal Bonds	—	16,970,492	—	16,970,492
Sovereign Debt	—	7,551,982	—	7,551,982
Bank Loan Obligation	—	2,259,787	—	2,259,787
U.S. Government Agency Obligations	—	1,827,718	—	1,827,718
Repurchase Agreements	—	1,400,000	—	1,400,000

Total Investments in Securities	$—	$476,062,984	$—	$476,062,984

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$15,896	$–	$–	$15,896
Unrealized Depreciation	(659,248)	–	–	(659,248)

Total Other Financial Instruments	$(643,352)	$–	$–	$(643,352)

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 32.7%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 29.5%
FHLMC
7.000%, 11/01/32	$174,231	$178,053
7.000%, 10/01/32	5,342	5,483
7.000%, 09/01/32	10,159	10,382
7.000%, 07/01/32	2,344	2,396
7.000%, 06/01/32	38,970	39,907
6.532%, RFUCCT1Y +
1.634%, 05/01/46 (A)	17,495	17,691
6.500%, 01/01/38	696	711
6.500%, 11/01/37	1,135	1,138
6.500%, 09/01/37	14,045	14,099
6.500%, 08/01/37	2,011	2,052
6.500%, 12/01/32	59,989	61,375
6.500%, 12/01/31	1,575	1,596
6.428%, RFUCCT1Y +
1.625%, 12/01/45 (A)	102,414	104,573
6.407%, RFUCCT1Y +
1.697%, 04/01/38 (A)	82,544	84,328
6.285%, RFUCCT1Y +
2.035%, 09/01/37 (A)	1,746	1,741
6.224%, RFUCCT1Y +
1.724%, 04/01/36 (A)	5,257	5,252
6.204%, RFUCCT1Y +
1.980%, 04/01/40 (A)	4,007	4,003
6.145%, RFUCCT1Y +
1.877%, 01/01/42 (A)	30,407	30,883
6.081%, RFUCCT1Y +
1.655%, 08/01/44 (A)	207,236	210,456
6.016%, RFUCCT1Y +
1.777%, 11/01/39 (A)	75,710	77,770
6.000%, 05/01/39	32,830	33,307
6.000%, 04/01/39	14,879	15,019
6.000%, 02/01/39	12,748	12,932
6.000%, 09/01/38	8,068	8,186

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.000%, 06/01/38	$3,003	$2,984
6.000%, 11/01/36	22,326	22,438
6.000%, 12/01/33	8,510	8,633
5.983%, RFUCCT1Y +
1.630%, 02/01/45 (A)	12,817	12,999
5.981%, RFUCCT1Y +
1.630%, 02/01/45 (A)	124,974	126,832
5.921%, RFUCCT1Y +
1.630%, 01/01/45 (A)	112,900	113,266
5.915%, RFUCCT1Y +
1.788%, 08/01/42 (A)	2,587	2,627
5.880%, RFUCCT1Y +
1.630%, 12/01/44 (A)	31,159	31,525
5.880%, RFUCCT1Y +
1.630%, 07/01/44 (A)	16,831	16,909
5.878%, RFUCCT1Y +
1.613%, 01/01/44 (A)	24,137	24,430
5.804%, RFUCCT1Y +
1.607%, 11/01/44 (A)	282,951	287,942
5.771%, RFUCCT1Y +
1.609%, 10/01/44 (A)	42,998	43,791
5.761%, RFUCCT1Y +
1.630%, 01/01/45 (A)	18,763	19,088
5.547%, RFUCCT1Y +
1.814%, 10/01/41 (A)	7,061	7,204
5.500%, 12/01/53	2,291,522	2,229,543
5.500%, 06/01/37	491	487
5.500%, 01/01/35	66,703	66,502
5.227%, RFUCCT1Y +
1.650%, 04/01/43 (A)	31,276	30,531
5.144%, RFUCCT1Y +
1.614%, 11/01/44 (A)	29,075	29,559
5.005%, RFUCCT1Y +
1.630%, 05/01/44 (A)	2,618	2,589
5.000%, 03/01/54	10,705,005	10,167,021
5.000%, 12/01/52	2,248,615	2,132,324
5.000%, 09/01/52	1,887,244	1,789,547
5.000%, 04/01/34	4,699	4,595
4.500%, 09/01/53	3,796,104	3,513,578
4.500%, 10/01/52	4,578,869	4,221,153
4.500%, 09/01/52	6,548,199	6,036,630
4.500%, 09/01/48	635,059	596,899
4.500%, 03/01/47	435,060	411,444
4.500%, 03/01/46	79,697	75,457
4.500%, 11/01/45	160,676	152,159
4.500%, 02/01/45	536,616	503,265
4.500%, 10/01/44	23,435	22,143
4.500%, 08/01/44	410,318	388,491
4.500%, 07/01/44	129,071	122,200
4.500%, 03/01/44	10,133	9,594
4.500%, 01/01/44	88,473	83,764
4.500%, 12/01/43	79,013	74,652
4.500%, 11/01/43	9,540	9,087
4.500%, 05/01/42	37,697	34,901

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 09/01/41	$124,127	$118,139
4.500%, 07/01/41	18,115	17,241
4.500%, 05/01/41	38,286	36,438
4.500%, 04/01/40	51,217	48,747
4.500%, 12/01/33	15,944	15,480
4.500%, 06/01/31	15,166	14,788
4.500%, 06/01/26	576	572
4.500%, 02/01/26	2,692	2,675
4.250%, 09/01/42	877,241	807,581
4.209%, SOFR30A +
2.281%, 09/01/52 (A)	909,051	867,319
4.000%, 03/01/53	1,325,000	1,185,777
4.000%, 09/01/52	1,204,225	1,077,968
4.000%, 08/01/52	1,296,470	1,169,394
4.000%, 01/01/52	1,154,618	1,035,068
4.000%, 05/01/46	680,159	623,828
4.000%, 07/01/34	54,960	52,369
4.000%, 10/01/31	32,460	31,133
3.500%, 07/01/52	9,074,542	7,868,178
3.500%, 06/01/52	5,714,053	4,934,209
3.500%, 05/01/52	10,818,566	9,351,756
3.500%, 04/01/52	14,344,164	12,410,191
3.500%, 02/01/52	516,560	447,538
3.500%, 01/01/52	3,011,702	2,620,239
3.500%, 04/01/37	366,865	338,638
3.172%, RFUCCT1Y +
1.630%, 02/01/45 (A)	139,804	139,444
3.000%, 06/01/52	1,665,520	1,377,626
3.000%, 03/01/52	1,344,178	1,129,114
3.000%, 11/01/50	1,714,783	1,433,065
3.000%, 02/01/50	3,236,245	2,717,978
2.500%, 09/01/52	7,818,574	6,194,388
2.500%, 05/01/52	2,639,528	2,123,440
2.500%, 02/01/51	2,294,393	1,851,227
2.500%, 11/01/50	3,635,776	2,930,466
2.500%, 10/01/50	2,897,501	2,340,781
2.500%, 07/01/50	4,804,474	3,869,677
2.500%, 01/01/36	995,109	888,747
2.000%, 06/01/52	1,771,335	1,340,854
2.000%, 04/01/52	1,786,392	1,352,043
2.000%, 03/01/52	2,986,871	2,288,318
2.000%, 01/01/52	1,402,234	1,076,084
2.000%, 12/01/50	3,562,329	2,740,934
2.000%, 11/01/50	1,314,410	1,014,580
2.000%, 09/01/50	1,198,728	919,478
2.000%, 07/01/50	5,390,849	4,153,436
2.000%, 02/01/42	1,682,533	1,359,974
FHLMC Multifamily ML Certificates, Ser ML13, Cl ACA
2.875%, 07/25/36	1,206,140	1,038,384
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,225,000	1,087,523

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.777%, 07/25/32 (A)	$18,391	$17,476
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.412%, 07/25/33 (A)	171,139	158,389
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	109,525	106,182
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	44,308	41,763
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	325,340	331,086
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	19,270	19,626
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	28,181	28,103
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	8,691	8,722
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	35,236	35,266
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	136,617	135,753
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	36,994	36,427
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	106,825	107,226
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	19,515	19,465
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,485	2,414
FHLMC, Ser 2013-299, Cl F1
5.945%, SOFR30A +
0.614%, 01/15/43 (A)	144,986	142,309
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	105,302	101,258
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	190,734	180,247
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,588,223	3,022,428
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	279,851	273,203
FHLMC, Ser 2021-5133, Cl BD
3.000%, 07/25/41	2,453,528	2,175,166

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA
7.000%, 12/01/37	$260	$267
7.000%, 08/01/32	105,514	107,708
7.000%, 11/01/29	31,729	32,389
6.500%, 01/01/49	5,053	5,223
6.500%, 10/01/39	33,982	35,017
6.500%, 08/01/39	14,390	14,664
6.500%, 10/01/38	11,899	12,215
6.500%, 03/01/38	5,139	5,222
6.500%, 02/01/38	3,361	3,436
6.500%, 12/01/37	13,086	13,349
6.500%, 11/01/37	780	805
6.500%, 03/01/35	148,220	150,870
6.500%, 05/01/33	2,003	2,022
6.500%, 12/01/32	7,369	7,544
6.500%, 08/01/32	18,192	18,359
6.167%, H15T1Y + 2.298%,
08/01/34 (A)	8,091	8,094
6.143%, H15T1Y + 2.143%,
08/01/34 (A)	288	288
6.072%, H15T1Y + 1.999%,
09/01/34 (A)	594	606
6.050%, RFUCCT1Y +
1.550%, 02/01/44 (A)	641	641
6.036%, RFUCCT1Y +
1.786%, 12/01/39 (A)	9,702	9,717
6.000%, 07/01/39	53,766	54,472
6.000%, 05/01/38	28,097	28,455
6.000%, 08/01/37	71,987	72,733
6.000%, 07/01/37	18,693	18,939
6.000%, 03/01/37	9,293	9,415
6.000%, 09/01/36	52,544	53,161
6.000%, 03/01/36	6,594	6,685
6.000%, 11/01/35	9,687	9,814
6.000%, 07/01/35	4,226	4,280
6.000%, 04/01/35	42,536	43,150
6.000%, 04/01/34	9,920	10,050
6.000%, 03/01/34	147,689	149,593
6.000%, 12/01/33	2,707	2,741
6.000%, 11/01/33	2,640	2,675
6.000%, 12/01/32	3,429	3,475
5.979%, RFUCCT1Y +
1.790%, 06/01/38 (A)	4,072	4,171
5.958%, RFUCCT1Y +
1.583%, 02/01/44 (A)	14,052	14,302
5.956%, RFUCCT1Y +
1.815%, 07/01/41 (A)	46,927	48,423
5.930%, RFUCCT1Y +
1.551%, 02/01/44 (A)	9,272	9,422
5.908%, RFUCCT1Y +
1.683%, 11/01/36 (A)	5,449	5,419
5.850%, RFUCCT1Y +
1.600%, 12/01/44 (A)	24,378	24,830

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.844%, RFUCCT1Y +
1.685%, 06/01/42 (A)	$10,392	$10,250
5.840%, RFUCCT1Y +
1.590%, 12/01/44 (A)	100,991	102,582
5.837%, RFUCCT1Y +
1.698%, 04/01/44 (A)	67,334	68,109
5.830%, RFUCCT1Y +
1.580%, 09/01/44 (A)	1,660	1,694
5.827%, RFUCCT1Y +
1.577%, 10/01/44 (A)	146,030	148,522
5.814%, RFUCCT1Y +
1.564%, 01/01/44 (A)	52,955	52,954
5.729%, RFUCCT1Y +
1.577%, 08/01/43 (A)	2,955	2,947
5.718%, RFUCCT1Y +
1.556%, 01/01/45 (A)	23,190	23,573
5.552%, RFUCCT1Y +
1.590%, 07/01/44 (A)	104,501	106,992
5.528%, RFUCCT1Y +
1.470%, 06/01/35 (A)	2,613	2,652
5.500%, 02/01/38	2,408	2,366
5.500%, 04/01/37	98,703	98,271
5.500%, 09/01/36	8,387	8,350
5.500%, 10/01/35	42,379	41,985
5.500%, 04/01/35	130,073	130,641
5.500%, 11/01/33	5,053	5,031
5.500%, 06/01/33	28,560	28,435
5.500%, 11/01/29	4,254	4,256
5.500%, 01/01/25	7	7
5.494%, RFUCCT1Y +
1.568%, 05/01/45 (A)	208,350	210,407
5.452%, RFUCCT1Y +
1.566%, 05/01/44 (A)	58,441	59,290
5.355%, RFUCCT1Y +
1.580%, 04/01/44 (A)	110,198	112,014
5.208%, RFUCCT1Y +
1.562%, 06/01/44 (A)	43,348	44,316
5.186%, RFUCCT1Y +
1.653%, 05/01/46 (A)	26,587	26,595
5.137%, RFUCCT1Y +
1.460%, 05/01/35 (A)	17,859	18,244
5.000%, 11/01/52	21,509,340	20,422,652
5.000%, 06/01/52	1,424,682	1,352,312
5.000%, 03/01/49	168,047	161,391
5.000%, 12/01/48	148,205	143,295
5.000%, 08/01/40	12,343	11,976
5.000%, 09/01/39	37,471	36,589
5.000%, 09/01/25	8	8
4.856%, RFUCCT1Y +
1.580%, 09/01/47 (A)	154,671	158,198
4.500%, 09/01/52	9,308,900	8,581,656
4.500%, 03/01/52	337,338	318,510
4.500%, 06/01/48	262,708	246,635
4.500%, 07/01/47	84,552	80,359

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 02/01/46	$553,645	$525,815
4.500%, 09/01/45	45,021	42,567
4.500%, 02/01/45	193,454	182,907
4.500%, 10/01/44	23,837	22,538
4.500%, 09/01/43	7,211	6,818
4.500%, 01/01/43	480,713	452,350
4.500%, 07/01/42	173,829	165,213
4.500%, 01/01/42	54,431	51,736
4.500%, 12/01/41	25,776	24,497
4.500%, 11/01/41	23,420	22,258
4.500%, 09/01/41	12,513	11,769
4.500%, 08/01/41	12,186	11,581
4.500%, 05/01/41	902,914	856,469
4.500%, 06/01/36	20,777	19,775
4.500%, 09/01/31	34,905	33,943
4.500%, 06/01/31	10,210	9,940
4.500%, 01/01/31	90,349	87,949
4.500%, 08/01/26	26,214	25,996
4.500%, 10/01/24	2,535	2,522
4.108%, RFUCCT1Y +
1.580%, 11/01/44 (A)	15,386	15,643
4.000%, 01/01/57	5,819,260	5,217,582
4.000%, 10/01/52	2,502,732	2,253,898
4.000%, 09/01/52	2,208,684	1,979,555
4.000%, 08/01/52	4,038,365	3,619,288
4.000%, 07/01/52	1,732,960	1,550,683
4.000%, 06/01/52	36,797,331	32,949,229
4.000%, 04/01/52	1,545,834	1,398,566
4.000%, 10/01/51	1,538,514	1,382,738
4.000%, 04/01/48	1,488,880	1,361,961
4.000%, 03/01/46	3,392,067	3,108,536
4.000%, 01/01/37	301,568	284,776
4.000%, 11/01/35	57,508	54,474
4.000%, 01/01/35	945,084	896,978
4.000%, 10/01/34	473,528	453,993
4.000%, 06/01/34	550,878	524,828
4.000%, 03/01/34	215,765	205,435
4.000%, 11/01/33	338,297	322,384
4.000%, 10/01/33	43,035	40,952
4.000%, 10/01/32	42,525	40,844
4.000%, 09/01/31	119,772	114,836
4.000%, 12/01/30	177,746	170,999
4.000%, 11/01/30	127,880	123,029
3.691%, SOFR30A +
2.238%, 10/01/52 (A)	3,302,927	3,101,209
3.663%, RFUCCT1Y +
1.620%, 11/01/48 (A)	226,612	222,252
3.500%, 02/01/53	1,462,729	1,261,956
3.500%, 08/01/52	4,918,364	4,242,707
3.500%, 06/01/52	963,889	831,761
3.500%, 05/01/52	5,864,642	5,064,878
3.500%, 04/01/52	7,005,686	6,098,465
3.500%, 03/01/52	1,857,422	1,607,691

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.500%, 01/01/52	$2,061,460	$1,789,106
3.500%, 11/01/51	1,224,663	1,063,626
3.500%, 04/01/37	322,231	297,294
3.500%, 02/01/31	414,911	397,015
3.500%, 12/01/29	150,333	144,482
3.078%, RFUCCT1Y +
1.603%, 10/01/48 (A)	116,086	114,330
3.006%, RFUCCT1Y +
1.610%, 10/01/47 (A)	116,249	116,448
3.000%, 05/01/52	936,712	785,935
3.000%, 04/01/52	3,179,034	2,667,871
3.000%, 03/01/52	1,560,839	1,304,305
3.000%, 11/01/51	2,110,526	1,769,682
3.000%, 10/01/51	2,725,348	2,257,875
3.000%, 08/01/50	1,752,551	1,496,942
3.000%, 07/01/50	1,044,180	873,925
3.000%, 04/01/50	1,608,913	1,351,587
2.500%, 04/01/52	1,635,226	1,310,254
2.500%, 03/01/52	1,684,851	1,355,640
2.500%, 02/01/52	5,835,028	4,674,522
2.500%, 01/01/52	4,329,834	3,429,001
2.500%, 12/01/51	3,816,167	3,067,958
2.500%, 10/01/51	1,693,362	1,341,088
2.500%, 08/01/51	5,109,291	4,098,953
2.500%, 07/01/51	2,717,536	2,161,719
2.500%, 02/01/51	7,316,413	5,888,930
2.500%, 01/01/51	1,205,114	968,968
2.500%, 11/01/50	5,660,222	4,565,569
2.500%, 10/01/50	7,661,025	6,183,015
2.500%, 07/01/50	9,232,719	7,414,996
2.500%, 03/01/43	1,724,269	1,441,437
2.500%, 06/01/42	2,914,301	2,433,879
2.500%, 10/01/41	1,318,652	1,113,939
2.500%, 05/01/41	875,761	730,168
2.500%, 07/01/36	1,029,207	913,490
2.500%, 03/01/35	1,419,809	1,270,342
2.000%, 11/01/51	6,637,442	5,040,787
2.000%, 10/01/51	3,278,315	2,527,300
2.000%, 09/01/51	1,576,607	1,213,996
2.000%, 08/01/51	1,764,035	1,342,014
2.000%, 02/01/51	1,186,415	914,516
2.000%, 01/01/51	3,063,291	2,361,871
2.000%, 12/01/50	496,516	382,846
2.000%, 10/01/50	1,731,016	1,321,733
2.000%, 08/01/50	717,747	552,485
2.000%, 09/01/36	1,295,446	1,127,520
2.000%, 01/01/36	1,219,550	1,059,346
1.500%, 10/01/50	1,784,759	1,283,831
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1
7.500%, 11/25/40	13,408	13,228

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1
7.500%, 10/25/40	$113,887	$113,575
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1
7.000%, 12/25/41	73,730	73,343
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1
6.500%, 08/25/41	2,627	2,615
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1
7.500%, 11/25/40	7,019	7,053
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1
7.500%, 07/25/41	33,360	33,387
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,485	1,543
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1
7.500%, 07/25/41	4,078	4,074
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,118	1,117
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	60,857	59,499
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	5,145	4,983
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	5,145	4,946
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A
4.901%, 10/25/42 (A)	56,026	58,162
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 4A
5.498%, 10/25/42 (A)	21,613	21,423
FNMA Trust 2003-W2, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	6,554	6,565
FNMA Trust 2004-W2, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	11,369	11,561
FNMA Trust 2004-W2, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	4,213	4,284
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	25,915	25,985
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	9,297	9,323
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	57,925	58,112

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	$14,609	$14,595
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	4,441	4,403
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,678	4,834
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	150,439	143,515
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	42,163	40,695
FNMA, Ser 2013-128, Cl CF
6.045%, SOFR30A +
0.714%, 12/25/43 (A)	234,797	231,470
FNMA, Ser 2014-1, Cl KF
6.045%, SOFR30A +
0.714%, 02/25/44 (A)	336,653	331,810
FNMA, Ser 2014-54, Cl CP
3.500%, 09/25/44	2,540,981	2,254,903
FNMA, Ser 2020-45, Cl HD
3.500%, 07/25/40	1,725,641	1,569,836
FNMA, Ser M1G, Cl A2
1.518%, 11/25/30 (A)	3,100,000	2,469,592
FNMA, Ser M3G, Cl A2
128678.000%, 01/25/31 (A)	2,000,000	1,570,366
Freddie Mac Multifamily ML Certificates
1.219%, 07/25/41 (A)(B)	9,961,180	940,541
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C
3.854%, 10/25/49 (A)(B)	2,788,000	2,573,569
FREMF 2018-K081 Mortgage Trust, Ser K81, Cl C
4.315%, 09/25/51 (A)(B)	2,500,000	2,306,627
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C
4.231%, 02/25/51 (A)(B)	2,025,000	1,877,116
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C
4.421%, 11/25/51 (A)(B)	2,890,000	2,674,159
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C
4.438%, 11/25/51 (A)(B)	3,562,000	3,295,476
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C
3.942%, 08/25/56 (A)(B)	1,910,000	1,707,610
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C
3.417%, 01/25/53 (A)(B)	640,000	594,678
FREMF K-100 Mortgage Trust, Ser K100, Cl C
3.615%, 11/25/52 (A)(B)	130,000	113,978
GNMA
7.000%, 12/15/29	595	608

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.500%, 05/15/29	$987	$1,003
5.500%, 10/20/53	10,427,946	10,232,981
5.500%, 09/20/53	10,020,679	9,833,329
5.500%, 06/20/53	6,596,214	6,472,888
5.500%, 05/20/53	16,964,728	16,647,549
5.500%, 04/20/53	15,166,998	14,883,430
5.500%, 02/20/53	9,125,048	8,954,986
5.000%, 06/20/53	12,116,583	11,601,893
5.000%, 03/20/53	10,897,820	10,441,493
5.000%, 02/20/53	11,269,321	10,797,535
4.500%, 09/20/52	2,471,203	2,303,759
4.500%, 08/20/52	6,090,589	5,680,419
4.000%, 08/20/52	10,116,766	9,171,503
4.000%, 04/20/52	109,368	99,136
4.000%, 03/20/52	114,930	104,178
4.000%, 02/20/52	1,582,108	1,436,057
4.000%, 01/20/52	1,232,462	1,120,214
4.000%, 12/20/48	1,287,143	1,175,708
3.500%, 08/20/52	13,675,513	12,056,996
3.500%, 07/20/52	1,825,186	1,609,489
3.500%, 04/20/52	3,685,672	3,250,113
3.500%, 03/20/52	1,936,654	1,706,356
3.500%, 02/20/52	1,415,462	1,247,147
3.500%, 01/20/52	1,501,503	1,324,338
3.500%, 06/20/51	1,473,892	1,306,237
3.500%, 01/20/50	987,586	884,313
3.500%, 10/20/49	2,795,232	2,451,640
3.000%, 06/20/52	8,769,530	7,465,724
3.000%, 03/20/52	2,060,458	1,753,345
3.000%, 01/20/52	3,154,485	2,687,444
3.000%, 12/20/51	5,490,725	4,677,569
3.000%, 10/20/51	1,822,766	1,553,063
3.000%, 07/20/51	2,543,808	2,168,216
3.000%, 05/20/51	1,163,542	991,300
2.500%, 03/20/53	4,053,497	3,327,910
2.500%, 07/20/52	1,464,291	1,201,538
2.500%, 04/20/52	8,553,707	7,015,739
2.500%, 03/20/52	3,147,753	2,570,931
2.500%, 08/20/51	1,540,312	1,264,439
2.500%, 05/20/51	797,135	653,471
2.500%, 03/20/51	1,866,638	1,533,506
2.500%, 12/20/50	1,538,479	1,223,654
2.000%, 10/20/51	1,707,551	1,344,549
2.000%, 01/20/51	1,132,839	892,700
2.000%, 12/20/50	1,501,162	1,166,075
2.000%, 11/20/50	7,721,653	6,087,870
GNMA, Ser 2012-98, Cl BM
4.903%, 08/20/42 (A)	187,391	183,558
GNMA, Ser 2017-H17, Cl FQ
6.366%, TSFR12M +
0.985%, 09/20/67 (A)	1,256,837	1,251,316

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2017-H22, Cl FH
6.369%, TSFR12M +
0.935%, 11/20/67 (A)	$832,625	$829,041
GNMA, Ser 2017-H24, Cl FQ
6.309%, TSFR12M +
0.915%, 11/20/67 (A)	894,640	899,273
GNMA, Ser 2018-H04, Cl FK
5.581%, TSFR12M +
0.755%, 03/20/68 (A)	817,362	800,095
GNMA, Ser 2018-H05, Cl CF
5.601%, TSFR12M +
0.775%, 03/20/68 (A)	939,185	919,282
GNMA, Ser 2018-H05, Cl FE
5.611%, TSFR12M +
0.785%, 02/20/68 (A)	340,210	335,958
GNMA, Ser 2019-H09, Cl FG
5.655%, TSFR12M +
1.065%, 05/20/69 (A)	350,631	347,716
GNMA, Ser 2019-H16, Cl CF
6.137%, TSFR1M + 0.814%,
10/20/69 (A)	286,591	287,248
GNMA, Ser 2020-H01, Cl FV
6.087%, TSFR1M + 0.764%,
01/20/70 (A)	3,490,528	3,440,159
GNMA, Ser 2020-H02, Cl FB
6.037%, TSFR1M + 0.714%,
01/20/70 (A)	469,914	469,089
GNMA, Ser 2022-H04, Cl FG
5.880%, SOFR30A +
0.550%, 02/20/67 (A)	1,830,547	1,821,305
GNMA, Ser 2022-H08, Cl FE
6.069%, SOFR30A +
0.750%, 03/20/72 (A)	1,922,793	1,889,462
GNMA, Ser 2022-H09, Cl FA
6.000%, SOFR30A +
0.670%, 04/20/72 (A)	1,985,751	1,943,133
GNMA, Ser 2022-H11, Cl EF
6.300%, SOFR30A +
0.970%, 05/20/72 (A)	2,475,753	2,486,607
GNMA, Ser 2023-H04, Cl FC
6.180%, SOFR30A +
0.850%, 01/20/73 (A)	1,968,720	1,942,243
GNMA, Ser 2023-H13, Cl FJ
6.750%, SOFR30A +
1.420%, 02/20/73 (A)	1,230,403	1,238,942
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2
7.793%, 02/15/25	162	162
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	625	633

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A
8.793%, 08/15/27 (A)	$73	$74

		581,241,650

Non-Agency Mortgage-Backed Obligation — 3.2%
Barclays Commercial Mortgage Trust 2019-C4, Ser C4, Cl C
3.469%, 08/15/52	1,300,000	960,555
BBCMS Mortgage Trust 2023-C19, Ser C19, Cl C
6.597%, 04/15/56 (A)	1,640,000	1,568,496
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	759,544
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	1,966,004
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.811%, TSFR1M + 1.490%,
01/17/39 (A)(B)	2,500,000	2,459,375
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	1,946,591
Century Plaza Towers 2019-CPT, Ser CPT, Cl C
3.097%, 11/13/39 (A)(B)	500,000	387,319
Century Plaza Towers 2019-CPT, Ser CPT, Cl E
3.097%, 11/13/39 (A)(B)	2,000,000	1,391,672
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	733,000	594,588
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,248,843
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,371,086
CSAIL 2019-C16 Commercial Mortgage Trust, Ser C16, Cl C
4.237%, 06/15/52 (A)	2,265,000	1,872,717
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	716,055
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	565,000	490,138
FASST 2021-JR1 A2
2.000%, 04/25/51	2,544,013	2,393,262
FASST 21-S1-A2 07/25/2051, Ser 2021-S1, Cl A2
1.750%, 07/25/51 (B)	4,793,895	4,416,006

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Finance of America Structured Securities Trust 2022-S4, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	$2,976,874	$2,764,642
Finance of America Structured Securities Trust, Ser 2021-S2, Cl A2
1.750%, 09/25/71 (B)(C)	2,415,000	2,199,307
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (B)	2,570,000	1,976,421
Hudson Yards 2019-55HY Mortgage Trust, Ser 55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	852,035
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,619,752
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.270%, 10/15/48 (A)	5,170,000	4,835,520
NW RE-REMIC TRUST 2021-FRR1, Ser FRR1, Cl AK88
2.788%, 12/18/51 (A)(B)	2,500,000	2,062,434
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	664,047
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,807,579
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	400,000	355,644
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,114,260
Palisades Center Trust 2016-PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (B)	4,705,000	2,940,625
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,995,000	1,599,011
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,387,520
Shops at Crystals Trust 2016-CSTL, Ser CSTL, Cl C
3.856%, 07/05/36 (A)(B)	2,800,000	2,601,246
SLG Office Trust 2021-OVA, Ser OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	1,952,612

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.692%, TSFR1M + 1.371%,
11/15/36 (A)(B)	$1,000,000	$989,062
Vendee Mortgage Trust 2011-2, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,375,792	1,234,905
Verus Securitization Trust 2021-2, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,067,372
Verus Securitization Trust 2021-3, Ser 2021-3, Cl M1
2.397%, 06/25/66 (A)(B)	1,555,000	1,023,772
Verus Securitization Trust 2021-4, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	838,227
Verus Securitization Trust 2021-R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,196,565
Wells Fargo Commercial Mortgage Trust 2018-C47, Ser C47, Cl C
5.084%, 09/15/61 (A)	1,295,000	1,172,305
Wells Fargo Commercial Mortgage Trust 2019-C52, Ser C52, Cl C
3.561%, 08/15/52	1,100,000	857,409

		67,654,523

Total Mortgage-Backed Securities (Cost $709,954,199)		648,896,173

U.S. TREASURY OBLIGATIONS — 28.4%

U.S. Treasury Bonds
4.750%, 11/15/43	$7,165,000	$7,028,417
4.750%, 11/15/53	5,043,000	5,016,997
4.500%, 02/15/44	11,591,000	11,000,078
4.375%, 08/15/43	3,160,000	2,951,144
4.250%, 02/15/54	11,869,000	10,865,699
4.125%, 08/15/53	27,767,000	24,864,481
3.875%, 05/15/43	3,615,000	3,152,534
3.625%, 02/15/53	1,875,000	1,531,934
3.625%, 05/15/53	6,660,000	5,443,509
3.375%, 08/15/42	8,500,000	6,934,473
3.000%, 02/15/49	615,000	448,469
3.000%, 08/15/52	72,617,000	52,428,907
2.500%, 02/15/45	15,310,000	10,506,487
2.500%, 02/15/46	1,775,000	1,203,464
2.500%, 05/15/46	1,735,000	1,173,090
2.375%, 02/15/42	870,000	609,986
2.375%, 11/15/49	395,000	251,905
2.250%, 08/15/46	1,805,000	1,157,245

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
2.250%, 02/15/52	$5,235,000	$3,192,328
2.000%, 11/15/41	1,305,000	862,116
2.000%, 02/15/50	4,745,000	2,761,368
2.000%, 08/15/51	6,755,000	3,877,792
1.875%, 02/15/41	935,000	614,507
1.875%, 02/15/51	325,000	181,441
1.875%, 11/15/51	3,200,000	1,774,500
1.625%, 11/15/50	4,615,000	2,411,698
1.250%, 05/15/50	11,000,000	5,196,211
1.125%, 08/15/40	1,255,000	731,430
U.S. Treasury Inflation Indexed Bond
1.500%, 02/15/53	2,445,001	1,979,529
U.S. Treasury Notes
5.521%, USBMMY3M +
0.200%, 01/31/25(A)	98,530,000	98,643,112
5.491%, USBMMY3M +
0.170%, 10/31/25(A)	4,000,000	4,004,630
5.490%, USBMMY3M +
0.169%, 04/30/25(A)	70,950,000	71,024,831
4.875%, 04/30/26	5,602,000	5,584,489
4.750%, 07/31/25	5,530,000	5,500,406
4.625%, 06/30/25	13,255,000	13,166,461
4.625%, 04/30/29	3,127,000	3,114,707
4.625%, 04/30/31	5,200,000	5,175,625
4.500%, 11/15/33	720,000	709,425
4.375%, 11/30/28	5,415,000	5,332,929
4.375%, 11/30/30	6,855,000	6,724,059
4.125%, 07/31/28	5,250,000	5,120,186
4.125%, 11/15/32	18,180,000	17,455,641
4.000%, 02/29/28	3,130,000	3,041,969
4.000%, 06/30/28	3,325,000	3,227,848
4.000%, 10/31/29	882,000	851,199
4.000%, 02/28/30	1,520,000	1,464,306
4.000%, 01/31/31	4,335,000	4,158,044
4.000%, 02/15/34	3,755,000	3,554,784
3.875%, 08/15/33	41,590,000	39,042,612
3.750%, 12/31/28	6,085,000	5,833,518
3.750%, 05/31/30	3,410,000	3,235,903
3.625%, 03/31/30	8,000,000	7,550,937
3.500%, 01/31/28	3,360,000	3,208,931
3.500%, 01/31/30	8,465,000	7,946,188
3.500%, 02/15/33	5,825,000	5,326,917
3.375%, 05/15/33	6,380,000	5,765,925
2.875%, 05/15/32	12,395,000	10,891,138
2.750%, 05/31/29	3,860,000	3,517,576
2.750%, 08/15/32	1,621,000	1,405,648
2.625%, 03/31/25	4,175,000	4,077,842
2.375%, 03/31/29	4,230,000	3,795,103
2.375%, 05/15/29	918,000	822,076
1.875%, 02/15/32	305,000	249,290
1.625%, 05/15/31	1,110,000	908,379
1.375%, 11/15/31	10,530,000	8,329,394

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.250%, 08/15/31	$11,545,000	$9,119,197
1.125%, 02/29/28	4,795,000	4,183,263
1.125%, 02/15/31	2,385,000	1,899,895
0.750%, 01/31/28	1,450,000	1,249,775
0.625%, 12/31/27	7,560,000	6,503,667

Total U.S. Treasury Obligations (Cost $602,277,513)		562,869,564

CORPORATE OBLIGATIONS — 25.8%

COMMUNICATION SERVICES — 2.8%
Alphabet
1.100%, 08/15/30	$2,500,000	$1,994,621
AT&T
4.500%, 03/09/48	471,000	378,724
4.350%, 06/15/45	2,720,000	2,201,564
3.800%, 12/01/57	750,000	506,017
3.550%, 09/15/55	1,238,000	807,422
2.750%, 06/01/31	725,000	606,714
2.550%, 12/01/33	150,000	115,781
CCO Holdings
4.500%, 05/01/32	975,000	748,621
4.500%, 06/01/33(B)	975,000	733,194
4.250%, 01/15/34(B)	825,000	597,722
Charter Communications Operating
6.484%, 10/23/45	3,835,000	3,395,071
5.750%, 04/01/48	950,000	765,653
5.375%, 05/01/47	800,000	611,589
5.125%, 07/01/49	1,305,000	956,128
4.400%, 04/01/33	250,000	213,455
Comcast
4.650%, 02/15/33	1,500,000	1,419,571
Cox Communications
3.850%, 02/01/25(B)	800,000	787,947
3.500%, 08/15/27(B)	1,025,000	962,374
3.350%, 09/15/26(B)	575,000	546,175
1.800%, 10/01/30(B)	650,000	508,895
Meta Platforms
4.450%, 08/15/52	2,470,000	2,056,366
Prosus MTN
4.987%, 01/19/52(B)	2,200,000	1,600,272
4.850%, 07/06/27(B)	500,000	478,750
4.193%, 01/19/32(B)	700,000	592,904
3.680%, 01/21/30(B)	1,400,000	1,205,312
3.061%, 07/13/31(B)	3,875,000	3,106,130
Rogers Communications
3.800%, 03/15/32	1,705,000	1,487,546
Telecom Italia
5.303%, 05/30/24(B)	2,300,000	2,294,117

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Telecom Italia Capital
7.721%, 06/04/38	$1,345,000	$1,250,517
7.200%, 07/18/36	175,000	158,523
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,868,400
Time Warner Cable
6.750%, 06/15/39	800,000	732,809
T-Mobile USA
3.875%, 04/15/30	3,695,000	3,380,944
3.500%, 04/15/31	550,000	483,705
3.375%, 04/15/29	1,000,000	907,463
Verizon Communications
4.400%, 11/01/34	3,130,000	2,838,755
3.875%, 03/01/52	3,500,000	2,581,235
3.550%, 03/22/51	895,000	623,870
2.850%, 09/03/41	2,500,000	1,704,510
2.650%, 11/20/40	1,905,000	1,272,853
2.550%, 03/21/31	525,000	435,685
1.500%, 09/18/30	2,500,000	1,990,214
Vodafone Group
7.000%, USD Swap Semi 30/360 5 Yr Curr +
4.873%, 04/04/79(A)	1,150,000	1,166,809
Walt Disney
6.650%, 11/15/37	555,000	611,953
Warnermedia Holdings
5.050%, 03/15/42	610,000	488,313
3.755%, 03/15/27	675,000	636,050

		54,811,243

CONSUMER DISCRETIONARY — 1.1%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	2,438,000	1,699,893
Ford Motor
6.100%, 08/19/32	1,000,000	981,555
3.250%, 02/12/32	2,500,000	2,014,053
Ford Motor Credit
7.350%, 11/04/27	525,000	543,035
6.800%, 05/12/28	1,125,000	1,148,007
5.125%, 06/16/25	350,000	346,303
4.542%, 08/01/26	425,000	411,086
4.389%, 01/08/26	650,000	631,571
4.134%, 08/04/25	400,000	390,124
4.063%, 11/01/24	2,000,000	1,980,189
3.375%, 11/13/25	450,000	432,006
General Motors
5.400%, 10/15/29	1,350,000	1,328,113
Genuine Parts
2.750%, 02/01/32	760,000	618,199
Massachusetts Institute of Technology
3.959%, 07/01/38	3,181,000	2,796,226

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Nordstrom
6.950%, 03/15/28	$865,000	$857,800
Starbucks
4.450%, 08/15/49	2,500,000	2,041,497
Whirlpool
2.400%, 05/15/31	2,500,000	2,007,559
YMCA of Greater New York
3.160%, 08/01/31	615,000	483,681
ZF North America Capital
7.125%, 04/14/30(B)	320,000	326,591

		21,037,488

CONSUMER STAPLES — 0.5%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	1,510,000	1,484,460
Coca-Cola
1.450%, 06/01/27	25,000	22,502
Mather Foundation
2.675%, 10/01/31	2,500,000	2,006,010
PepsiCo
3.900%, 07/18/32	3,000,000	2,748,386
2.875%, 10/15/49	3,340,000	2,158,188
RELX Capital
3.000%, 05/22/30	50,000	44,002
Sysco
2.400%, 02/15/30	2,500,000	2,113,600

		10,577,148

ENERGY — 2.1%
Apache
5.100%, 09/01/40	1,940,000	1,614,707
BP Capital Markets America
3.060%, 06/17/41	1,925,000	1,383,079
Cameron LNG
3.701%, 01/15/39(B)	1,520,000	1,197,654
Devon Energy
7.875%, 09/30/31	830,000	927,138
Energy Transfer
6.100%, 12/01/28	615,000	626,756
4.400%, 03/15/27	2,945,000	2,852,809
Kinder Morgan
5.550%, 06/01/45	1,585,000	1,453,870
5.200%, 03/01/48	450,000	388,510
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	50,397
5.500%, 03/01/44	370,000	334,138
MidAmerican Energy
5.300%, 02/01/55	1,050,000	976,230
4.250%, 07/15/49	1,240,000	998,077
MPLX
5.500%, 02/15/49	1,635,000	1,485,514

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Occidental Petroleum
2.900%, 08/15/24	$1,750,000	$1,733,051
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,587,450
Petrobras Global Finance BV
7.250%, 03/17/44	500,000	490,824
6.750%, 06/03/50	1,075,000	975,401
Petroleos Mexicanos
7.690%, 01/23/50	6,800,000	4,734,272
6.700%, 02/16/32	2,819,000	2,305,125
6.625%, 06/15/35	1,200,000	886,471
6.375%, 01/23/45	655,000	405,948
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/27(B)	613,036	634,415
Rio Oil Finance Trust Series 2018-1
8.200%, 04/06/28(B)	381,480	385,768
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,372,925	1,867,962
Topaz Solar Farms
5.750%, 09/30/39(B)	3,048,298	3,018,333
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,221,292
2.500%, 10/12/31	1,350,000	1,093,033
Transcanada Trust
5.875%, ICE LIBOR USD 3 MONTH +
4.640%, 08/15/76(A)	975,000	934,685
5.625%, ICE LIBOR USD 3 MONTH +
3.528%, 05/20/75(A)	275,000	267,173
5.600%, H15T5Y +
3.986%, 03/07/82(A)	375,000	327,983
5.500%, U.S. SOFR +
4.416%, 09/15/79(A)	1,575,000	1,420,513
5.300%, ICE LIBOR USD 3 MONTH +
3.208%, 03/15/77(A)	3,150,000	2,918,121
Ultrapar International
5.250%, 10/06/26(B)	625,000	607,123
5.250%, 06/06/29(B)	229,000	216,990

		42,320,812

FINANCIALS — 13.0%
African Development Bank
5.750%, H15T5Y +
1.575%(A)(E)	2,500,000	2,349,988
4.125%, 02/25/27	500,000	488,138
Allstate
5.250%, 03/30/33	1,550,000	1,512,889

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Anglo American Capital
5.750%, 04/05/34(B)	$1,765,000	$1,742,824
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,505,625
Ares Capital
4.250%, 03/01/25	1,370,000	1,347,768
Arthur J Gallagher
6.500%, 02/15/34	1,225,000	1,275,764
Asian Infrastructure Investment Bank
4.875%, 09/14/26	1,000,000	994,228
Aviation Capital Group
4.125%, 08/01/25(B)	621,000	604,666
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,445,000	1,392,067
Bank of America MTN
6.204%, SOFRRATE +
1.990%, 11/10/28(A)	325,000	331,796
4.450%, 03/03/26	1,275,000	1,248,925
4.250%, 10/22/26	725,000	701,978
4.200%, 08/26/24	440,000	437,758
4.183%, 11/25/27	1,275,000	1,220,002
3.846%, H15T5Y +
2.000%, 03/08/37(A)	1,875,000	1,614,816
3.705%, TSFR3M +
1.774%, 04/24/28(A)	1,545,000	1,462,988
3.093%, TSFR3M +
1.352%, 10/01/25(A)	1,645,000	1,625,496
2.676%, U.S. SOFR +
1.930%, 06/19/41(A)	1,870,000	1,264,902
2.572%, SOFRRATE +
1.210%, 10/20/32(A)	650,000	524,363
2.496%, TSFR3M +
1.252%, 02/13/31(A)	50,000	42,079
1.530%, SOFRRATE +
0.650%, 12/06/25(A)	3,000,000	2,921,811
Bank of New York Mellon MTN
5.834%, SOFRINDX +
2.074%, 10/25/33(A)	650,000	660,623
Barclays
7.437%, H15T1Y +
3.500%, 11/02/33(A)	325,000	351,553
7.119%, SOFRRATE +
3.570%, 06/27/34(A)	200,000	206,224
6.490%, SOFRRATE +
2.220%, 09/13/29(A)	475,000	485,371
6.224%, SOFRRATE +
2.980%, 05/09/34(A)	225,000	225,602
5.829%, SOFRRATE +
2.210%, 05/09/27(A)	675,000	672,644
5.501%, H15T1Y +
2.650%, 08/09/28(A)	450,000	443,574

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
5.088%, US0003M +
3.054%, 06/20/30(A)	$575,000	$542,232
4.836%, 05/09/28	725,000	692,133
2.894%, H15T1Y +
1.300%, 11/24/32(A)	1,000,000	810,647
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,380,914
Belrose Funding Trust
2.330%, 08/15/30(B)	3,805,000	2,956,801
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,582,830
Blue Owl Capital
3.400%, 07/15/26	1,140,000	1,068,961
2.875%, 06/11/28	1,190,000	1,039,793
Blue Owl Credit Income
7.750%, 01/15/29(B)	2,670,000	2,715,143
BNP Paribas
5.176%, SOFRRATE +
1.520%, 01/09/30(A)(B)	1,465,000	1,436,473
4.625%, 03/13/27(B)	1,275,000	1,232,892
4.375%, 09/28/25(B)	1,275,000	1,245,093
4.375%, 05/12/26(B)	250,000	242,142
4.250%, 10/15/24	2,150,000	2,135,002
2.588%, H15T5Y +
2.050%, 08/12/35(A)(B)	500,000	403,048
1.675%, SOFRRATE +
0.912%, 06/30/27(A)(B)	2,450,000	2,245,700
Caisse d’Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,048,401
1.000%, 10/21/30(B)	2,500,000	1,960,935
Cantor Fitzgerald
4.875%, 05/01/24(B)	215,000	215,000
Capital One Financial
7.624%, SOFRRATE +
3.070%, 10/30/31(A)	775,000	833,978
6.377%, SOFRRATE +
2.860%, 06/08/34(A)	1,340,000	1,348,734
6.312%, SOFRRATE +
2.640%, 06/08/29(A)	350,000	353,094
5.268%, SOFRRATE +
2.370%, 05/10/33(A)	1,770,000	1,676,282
4.927%, SOFRRATE +
2.057%, 05/10/28(A)	675,000	658,801
4.200%, 10/29/25	1,050,000	1,023,319
2.636%, SOFRRATE +
1.290%, 03/03/26(A)	50,000	48,588
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	494,385

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Charles Schwab
6.196%, SOFRRATE +
1.878%, 11/17/29(A)	$800,000	$818,762
6.136%, SOFRRATE +
2.010%, 08/24/34(A)	225,000	228,145
5.853%, SOFRRATE +
2.500%, 05/19/34(A)	175,000	174,251
5.643%, SOFRRATE +
2.210%, 05/19/29(A)	375,000	375,590
Citigroup
8.125%, 07/15/39	785,000	958,134
6.625%, 06/15/32	525,000	548,574
6.049%, SOFRRATE +
0.694%, 01/25/26(A)	2,261,000	2,265,158
6.041%, SOFRRATE +
0.686%, 10/30/24(A)	2,500,000	2,503,237
4.600%, 03/09/26	40,000	39,162
4.450%, 09/29/27	1,920,000	1,847,757
4.412%, U.S. SOFR +
3.914%, 03/31/31(A)	600,000	560,069
3.785%, U.S. SOFR +
1.939%, 03/17/33(A)	750,000	651,648
3.400%, 05/01/26	330,000	316,687
2.666%, U.S. SOFR +
1.146%, 01/29/31(A)	1,590,000	1,350,315
2.014%, SOFRRATE +
0.694%, 01/25/26(A)	2,500,000	2,427,062
1.281%, SOFRRATE +
0.528%, 11/03/25(A)	2,500,000	2,439,655
Community Preservation
2.867%, 02/01/30	2,400,000	2,049,372
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,873,455
Cooperatieve Rabobank UA
1.004%, H15T1Y +
0.730%, 09/24/26(A)(B)	444,000	415,170
Corebridge Financial
3.900%, 04/05/32	1,080,000	942,184
Council of Europe Development Bank
3.000%, 06/16/25	2,500,000	2,432,655
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,327,575
Enel Finance International
6.000%, 10/07/39(B)	850,000	824,476
5.000%, 06/15/32(B)	1,100,000	1,035,141
European Investment Bank
3.750%, 02/14/33	2,500,000	2,316,491
3.250%, 11/15/27	1,800,000	1,703,604
2.875%, 06/13/25(B)	2,500,000	2,432,877
2.125%, 04/13/26	1,000,000	945,070
0.875%, 05/17/30	3,500,000	2,781,272

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
0.625%, 10/21/27	$5,000,000	$4,321,035
Ford Foundation
2.815%, 06/01/70	5,065,000	2,836,441
Glencore Funding
6.375%, 10/06/30(B)	390,000	400,307
Goldman Sachs Group
4.387%, SOFRRATE +
1.510%, 06/15/27(A)	2,500,000	2,436,895
4.017%, ICE LIBOR USD 3 MONTH +
1.635%, 10/31/38(A)	2,310,000	1,903,818
3.615%, U.S. SOFR +
1.846%, 03/15/28(A)	2,600,000	2,460,130
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,231,335
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,299,625
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	829,585
HSBC Holdings
8.113%, SOFRRATE +
4.250%, 11/03/33(A)	1,000,000	1,114,827
7.399%, SOFRRATE +
3.020%, 11/13/34(A)	375,000	398,781
6.800%, 06/01/38	250,000	264,764
6.500%, 09/15/37	1,525,000	1,562,520
6.500%, 05/02/36	510,000	525,374
6.254%, SOFRRATE +
2.390%, 03/09/34(A)	650,000	663,886
4.950%, 03/31/30	725,000	700,009
4.762%, U.S. SOFR +
2.530%, 03/29/33(A)	1,275,000	1,154,362
4.375%, 11/23/26	420,000	406,468
4.300%, 03/08/26	2,900,000	2,831,451
2.357%, U.S. SOFR +
1.947%, 08/18/31(A)	700,000	569,378
0.976%, U.S. SOFR +
0.708%, 05/24/25(A)	850,000	847,340
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,016,521
Inter-American Development Bank MTN
5.648%, SOFRINDX +
0.280%, 04/12/27(A)	1,500,000	1,497,705
3.500%, 04/12/33	2,500,000	2,256,261
1.125%, 01/13/31	2,500,000	1,973,739
International Bank for Reconstruction & Development
0.750%, 08/26/30	2,500,000	1,947,949
0.000%, 03/31/27(D)	2,500,000	2,249,958
0.000%, 03/31/28(D)	1,000,000	949,512

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
International Development
Association
0.875%, 04/28/26(B)	$1,000,000	$919,642
International Finance Facility for
Immunisation MTN
1.000%, 04/21/26	2,500,000	2,301,438
JPMorgan Chase
8.750%, 09/01/30	945,000	1,095,362
7.625%, 10/15/26	75,000	78,711
5.717%, SOFRRATE +
2.580%, 09/14/33(A)	725,000	722,264
4.493%, TSFR3M +
3.790%, 03/24/31(A)	850,000	805,009
4.250%, 10/01/27	324,000	312,589
4.032%, TSFR3M +
1.722%, 07/24/48(A)	830,000	649,035
3.328%, U.S. SOFR +
1.580%, 04/22/52(A)	2,075,000	1,412,144
2.956%, TSFR3M +
2.515%, 05/13/31(A)	4,200,000	3,594,320
2.522%, U.S. SOFR +
2.040%, 04/22/31(A)	725,000	611,890
0.768%, SOFRRATE +
0.490%, 08/09/25(A)	1,500,000	1,478,299
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,350,631
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,418,749
1.750%, 09/14/29	2,500,000	2,141,595
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	1,971,967
Lloyds Banking Group
7.953%, H15T1Y +
3.750%, 11/15/33(A)	750,000	823,206
4.650%, 03/24/26	1,000,000	976,276
4.582%, 12/10/25	1,463,000	1,427,590
4.500%, 11/04/24	325,000	322,064
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,244,856
LYB International Finance III
3.375%, 10/01/40	1,255,000	900,220
2.250%, 10/01/30	100,000	82,628
Macquarie Group
1.340%, U.S. SOFR +
1.069%, 01/12/27(A)(B)	825,000	764,147
Massachusetts Higher Education
Assistance
2.673%, 07/01/31	500,000	405,477
Mastercard
1.900%, 03/15/31	2,500,000	2,041,194

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Mitsubishi UFJ Financial Group
1.538%, H15T1Y +
0.750%, 07/20/27(A)	$2,105,000	$1,924,597
Mizuho Financial Group
5.748%, H15T1Y +
1.900%, 07/06/34(A)	1,650,000	1,643,445
Morgan Stanley MTN
5.466%, SOFRRATE +
1.730%, 01/18/35(A)	1,585,000	1,542,010
4.431%, TSFR3M +
1.890%, 01/23/30(A)	475,000	451,835
3.950%, 04/23/27	2,205,000	2,111,554
3.217%, U.S. SOFR +
1.485%, 04/22/42(A)	940,000	682,145
3.125%, 07/27/26	250,000	237,627
2.239%, SOFRRATE +
1.178%, 07/21/32(A)	1,700,000	1,351,848
0.864%, SOFRRATE +
0.745%, 10/21/25(A)	3,000,000	2,927,403
NatWest Group
6.475%, H15T5Y +
2.200%, 06/01/34(A)	925,000	928,883
5.808%, H15T1Y +
1.950%, 09/13/29(A)	3,010,000	3,003,510
5.778%, H15T1Y +
1.500%, 03/01/35(A)	1,910,000	1,870,677
5.125%, 05/28/24	100,000	99,891
1.642%, H15T1Y +
0.900%, 06/14/27(A)	1,750,000	1,604,092
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	500,000	488,744
NHP Foundation
6.000%, 12/01/33	1,000,000	996,733
NongHyup Bank MTN
4.875%, 07/03/28(B)	1,565,000	1,535,758
Oaktree Strategic Credit Fund
8.400%, 11/14/28(B)	1,575,000	1,644,587
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,520,476
3.500%, 04/19/32	5,000,000	4,449,625
OPEC Fund for International
Development MTN
4.500%, 01/26/26	2,500,000	2,452,888
OWS Cre Funding I
10.344%, ICE LIBOR
USD 1 MONTH +
4.900%, 09/15/24(A)(B)	3,283,126	3,284,830
Prudential Financial MTN
1.500%, 03/10/26	2,500,000	2,327,741
Raizen Fuels Finance
6.450%, 03/05/34(B)	575,000	572,856

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
RWE Finance US
5.875%, 04/16/34(B)	$700,000	$686,464
Santander Holdings USA
3.244%, 10/05/26	3,020,000	2,830,523
Smurfit Kappa Treasury ULC
5.777%, 04/03/54(B)	2,200,000	2,105,207
5.438%, 04/03/34(B)	2,250,000	2,178,737
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	740,709
Sumitomo Mitsui Financial
Group MTN
5.808%, 09/14/33	1,500,000	1,517,332
Truist Bank
2.636%, H15T5Y +
1.150%, 09/17/29(A)	2,735,000	2,634,387
UBS Group
6.301%, H15T1Y +
2.000%, 09/22/34(A)(B)	725,000	735,964
5.959%, H15T1Y +
2.200%, 01/12/34(A)(B)	2,050,000	2,034,710
1.494%, H15T5Y +
0.850%, 08/10/27(A)(B)	495,000	448,277
UniCredit MTN
7.296%, USISDA05 +
4.914%, 04/02/34(A)(B)	2,400,000	2,420,260
5.459%, H15T5Y +
4.750%, 06/30/35(A)(B)	925,000	851,111
Unum Group
6.750%, 12/15/28	465,000	476,757
US Bancorp
4.839%, SOFRRATE +
1.600%, 02/01/34(A)	1,438,000	1,326,958
USAA Capital
2.125%, 05/01/30(B)	4,100,000	3,385,127
Wells Fargo MTN
6.303%, SOFRRATE +
1.790%, 10/23/29(A)	580,000	594,186
5.198%, SOFRRATE +
1.500%, 01/23/30(A)	1,425,000	1,397,255
4.897%, SOFRRATE +
2.100%, 07/25/33(A)	600,000	563,314
4.540%, SOFRRATE +
1.560%, 08/15/26(A)	1,500,000	1,475,601
4.300%, 07/22/27	1,225,000	1,180,283
4.100%, 06/03/26	425,000	411,828
3.350%, SOFRRATE +
1.500%, 03/02/33(A)	525,000	443,184
2.572%, TSFR3M +
1.262%, 02/11/31(A)	50,000	42,308
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,375,635

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
WLB Asset VI Pte
7.250%, 12/21/27(B)	$1,500,000	$1,450,866

		257,093,348

HEALTH CARE — 0.3%
Cigna Group
7.875%, 05/15/27	651,000	693,967
CVS Health
5.050%, 03/25/48	2,850,000	2,431,037
4.125%, 04/01/40	225,000	179,710
3.750%, 04/01/30	175,000	158,744
Elanco Animal Health
6.650%, 08/28/28	1,110,000	1,107,157
GE HealthCare Technologies
5.905%, 11/22/32(B)	1,000,000	1,020,751
Zoetis
4.500%, 11/13/25	600,000	590,708

		6,182,074

INDUSTRIALS — 0.9%
AerCap Ireland Capital DAC
3.300%, 01/30/32	1,655,000	1,381,671
3.000%, 10/29/28	225,000	200,673
Ambipar Lux Sarl
9.875%, 02/06/31(B)	825,000	816,702
Cemex
9.125%, H15T5Y +
5.157%(A)(B)(E)	2,500,000	2,682,827
5.200%, 09/17/30(B)	1,925,000	1,822,635
CRH America
3.875%, 05/18/25(B)	700,000	685,427
Family Forest Impact
Foundation
5.500%, 07/01/32	1,250,000	1,198,962
Mileage Plus Holdings
6.500%, 06/20/27(B)	4,147,000	4,154,003
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,933,528
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,059,669
Union Pacific Railroad 2005 Pass
Through Trust
5.082%, 01/02/29	22,930	22,466
Union Pacific Railroad 2007-3
Pass Through Trust
6.176%, 01/02/31	13,821	13,929

		16,972,492

INFORMATION TECHNOLOGY — 0.5%
Apple
3.000%, 06/20/27	2,500,000	2,351,736
Broadcom
4.150%, 11/15/30	435,000	401,378

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Dell International
6.020%, 06/15/26	$102,000	$102,592
Intel
4.150%, 08/05/32(F)	2,500,000	2,287,106
Microchip Technology
0.983%, 09/01/24	975,000	959,534
Oracle
3.900%, 05/15/35	2,445,000	2,064,014
3.600%, 04/01/40	495,000	370,901
VMware
4.650%, 05/15/27	1,920,000	1,866,546
1.400%, 08/15/26	525,000	477,424

		10,881,231

MATERIALS — 0.6%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,398,989
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,042,258
BHP Billiton Finance USA
5.250%, 09/08/33	770,000	754,672
Celanese US Holdings
6.550%, 11/15/30	1,625,000	1,664,558
Dow Chemical
9.400%, 05/15/39	166,000	215,714
7.375%, 11/01/29	430,000	467,118
5.550%, 11/30/48	35,000	32,610
5.150%, 02/15/34	2,000,000	1,924,097
FMG Resources August 2006
Pty
6.125%, 04/15/32(B)	2,500,000	2,423,394
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,051,194
LG Chemical
4.375%, 07/14/25(B)	575,000	564,428

		12,539,032

REAL ESTATE — 0.6%
Alexandria Real Estate Equities
5.625%, 05/15/54‡	225,000	206,791
American Tower
2.950%, 01/15/51‡	1,500,000	905,490
Boston Properties
6.500%, 01/15/34‡	475,000	474,805
3.250%, 01/30/31‡	2,825,000	2,348,764
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,495,024
Realty Income
3.400%, 01/15/30‡	1,570,000	1,399,453
Regency Centers
3.750%, 06/15/24‡	2,500,000	2,490,951

		11,321,278

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — 3.4%
Alabama Power
3.700%, 12/01/47	$1,845,000	$1,351,115
Avangrid
3.800%, 06/01/29	2,500,000	2,276,658
3.150%, 12/01/24	2,545,000	2,503,241
CenterPoint Energy Houston
Electric
3.350%, 04/01/51	2,600,000	1,764,060
CenterPoint Energy Resources
1.750%, 10/01/30	1,320,000	1,054,991
Consolidated Edison of New
York
4.450%, 03/15/44	965,000	805,893
Continental Wind
6.000%, 02/28/33(B)	2,496,880	2,471,368
Dominion Energy
5.750%, ICE LIBOR
USD 3 MONTH +
3.057%, 10/01/54(A)	1,875,000	1,870,127
2.250%, 08/15/31	1,500,000	1,194,721
Dominion Energy South
Carolina
6.250%, 10/15/53	935,000	989,760
Electricite de France
6.250%, 05/23/33(B)	200,000	204,829
3.625%, 10/13/25(B)	1,000,000	971,992
Georgia Power
5.125%, 05/15/52	2,500,000	2,264,432
3.250%, 03/15/51	368,000	240,493
MidAmerican Energy
5.850%, 09/15/54	975,000	981,423
3.950%, 08/01/47	2,500,000	1,905,611
2.700%, 08/01/52	2,588,000	1,509,747
National Rural Utilities
Cooperative Finance
4.150%, 12/15/32	3,000,000	2,703,833
NextEra Energy Capital Holdings
6.051%, 03/01/25	975,000	976,930
5.749%, 09/01/25	200,000	200,128
5.250%, 03/15/34	800,000	768,061
4.900%, 03/15/29	1,125,000	1,095,592
4.625%, 07/15/27	100,000	97,396
4.255%, 09/01/24	500,000	497,201
Niagara Mohawk Power
1.960%, 06/27/30(B)	2,500,000	2,032,385
NRG Energy
7.000%, 03/15/33(B)	2,035,000	2,119,191
NSTAR Electric
3.100%, 06/01/51	175,000	112,472
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,140,434

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
4.950%, 07/01/50	$1,980,000	$1,610,377
PECO Energy
4.150%, 10/01/44	1,015,000	815,827
3.000%, 09/15/49	1,005,000	639,867
Public Service Electric and Gas
MTN
5.125%, 03/15/53	1,250,000	1,152,847
4.650%, 03/15/33	2,595,000	2,447,689
3.100%, 03/15/32	4,500,000	3,829,706
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	985,121
2.950%, 08/15/51	2,500,000	1,567,923
SCE Recovery Funding
5.112%, 12/15/47	300,000	277,106
Solar Star Funding
3.950%, 06/30/35(B)	918,007	814,444
Southern
5.113%, 08/01/27	1,025,000	1,010,113
4.850%, 06/15/28	500,000	487,372
4.475%, 08/01/24(C)	700,000	697,272
4.000%, H15T5Y +
3.733%, 01/15/51(A)	1,550,000	1,478,569
3.750%, H15T5Y +
2.915%, 09/15/51(A)	1,450,000	1,328,943
Southern California Edison
3.650%, 06/01/51	3,000,000	2,074,806
3.450%, 02/01/52	2,530,000	1,685,438
2.750%, 02/01/32	2,500,000	2,048,798
Southern Power
0.900%, 01/15/26	1,160,000	1,069,639
Union Electric
3.900%, 04/01/52	2,195,000	1,641,936

		67,767,877

Total Corporate Obligations
(Cost $544,713,185)		511,504,023

ASSET-BACKED SECURITIES — 7.6%

Automotive — 4.2%
American Credit Acceptance
Receivables Trust, Ser 2022-
2, Cl D
4.850%, 06/13/28 (B)	$2,555,000	$2,511,125
American Credit Acceptance
Receivables Trust, Ser 2023-
4, Cl D
7.650%, 09/12/30 (B)	1,155,000	1,180,870
CAL Receivables 2022-1,
Ser 2022-1, Cl B
9.680%, SOFR30A +
4.350%, 10/15/26 (A)(B)	2,374,154	2,372,811

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust
2024-B, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	$2,965,000	$2,968,527
Drive Auto Receivables Trust
2020-2, Ser 2020-2, Cl D
3.050%, 05/15/28	1,164,787	1,164,884
Exeter Automobile Receivables
Trust 2023-2, Ser 2023-2A,
Cl D
6.320%, 08/15/29	2,140,000	2,136,120
Exeter Automobile Receivables
Trust 2023-4, Ser 2023-4A,
Cl D
6.950%, 12/17/29	1,100,000	1,115,070
Exeter Automobile Receivables
Trust 2024-1, Ser 2024-1A,
Cl D
5.840%, 06/17/30	4,215,000	4,156,156
Exeter Automobile Receivables
Trust 2024-2, Ser 2024-2A,
Cl D
5.920%, 02/15/30	2,850,000	2,810,924
Exeter Automobile Receivables
Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	5,200,000	4,911,109
Exeter Automobile Receivables
Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	3,200,000	3,114,326
Exeter Automobile Receivables
Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	3,000,000	3,010,943
Exeter Automobile Receivables
Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	1,385,000	1,375,618
Exeter Automobile Receivables
Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,010,269
Flagship Credit Auto Trust 2021-
2, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	4,000,000	3,656,128
Flagship Credit Auto Trust,
Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	2,110,000	1,974,891
Ford Credit Auto Owner Trust
2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,613,881
GLS Auto Receivables Issuer
Trust 2021-4, Ser 2021-4A,
Cl D
2.480%, 10/15/27 (B)	5,825,000	5,491,530
GLS Auto Receivables Issuer
Trust 2023-1, Ser 2023-1A,
Cl D
7.010%, 01/16/29 (B)	1,415,000	1,429,946

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Receivables Issuer
Trust 2023-2, Ser 2023-2A,
Cl D
6.310%, 03/15/29 (B)	$2,341,000	$2,334,229
GLS Auto Receivables Issuer
Trust 2024-1, Ser 2024-1A,
Cl D
5.950%, 12/17/29 (B)	1,210,000	1,191,544
GLS Auto Receivables Issuer
Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	2,500,000	2,485,157
Octane Receivables Trust 2023-
1, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	897,127
Octane Receivables Trust 2023-
2, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,576,972
Santander Drive Auto
Receivables Trust 2023-S1,
Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	2,519,813	2,530,556
Santander Drive Auto
Receivables Trust 2024-2,
Ser 2024-2, Cl D
6.280%, 08/15/31	1,545,000	1,547,393
Santander Drive Auto
Receivables Trust, Ser 2022-
7, Cl C
6.690%, 03/17/31	3,340,000	3,386,086
SBNA Auto Receivables Trust
2024-A, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	1,440,000	1,419,109
Tesla Auto Lease Trust 2023-B,
Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	870,000	874,742
Tesla Auto Lease Trust 2024-A,
Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,162,601
Tesla Auto Lease Trust,
Ser 2023-B, Cl A3
6.130%, 09/21/26 (B)	1,500,000	1,508,498
Tesla Electric Vehicle Trust
2023-1, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	895,589
Tesla Electric Vehicle Trust,
Ser 2023-1, Cl A2A
5.540%, 12/21/26 (B)	1,000,000	999,423
Westlake Automobile
Receivables Trust 2022-1,
Ser 2022-1A, Cl D
3.490%, 03/15/27 (B)	345,000	334,270

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile
Receivables Trust 2023-1,
Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	$1,925,000	$1,949,478
Westlake Automobile
Receivables Trust 2023-2,
Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,368,440
Westlake Automobile
Receivables Trust 2024-1,
Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,000,556

		82,466,898

Other Asset-Backed Securities — 3.4%
AEP Texas Central Transition
Funding III, Ser 2012-1, Cl A3
2.845%, 03/01/26	30,009	29,704
AGL CLO 11, Ser 2021-11A, Cl C
7.640%, TSFR3M + 2.312%,
04/15/34 (A)(B)	2,750,000	2,755,082
American Credit Acceptance
Receivables Trust 2024-1,
Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	4,560,000	4,489,688
Banc of America Re-Remic
Trust, Ser FRR1, Cl A
2.130%, 04/27/49 (A)(B)	3,750,000	2,671,404
BMO 2023-C7 Mortgage Trust,
Ser C7, Cl C
7.360%, 12/15/56 (A)	2,000,000	2,086,682
DRIVEN BRANDS FUNDING,
Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,467,850	3,344,963
Frontier Issuer, Ser 2023-1,
Cl A2
6.600%, 08/20/53 (B)	1,000,000	998,556
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,002,230
GoodLeap Sustainable Home
Solutions Trust 2021-5,
Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,336,506	1,685,449
GoodLeap Sustainable Home
Solutions Trust 2023-1,
Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,653,953	1,567,998
GoodLeap Sustainable Home
Solutions Trust, Ser 2022-3CS,
Cl B
5.500%, 07/20/49 (B)	1,250,000	1,036,029
GoodLeap Sustainable Home
Solutions Trust, Ser 2022-4CS,
Cl B
5.550%, 11/20/54 (B)	1,118,000	959,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Helios Issuer, Ser 2023-GRID1,
Cl 1A
5.750%, 12/20/50 (B)	$922,703	$915,321
Hertz Vehicle Financing III,
Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	1,967,428
Mosaic Solar Loan Trust,
Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,156,746	914,804
MVW 2024-1, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	1,023,246	1,014,336
Navient Student Loan Trust
2016-1, Ser 2016-1A, Cl A
6.145%, SOFR30A +
0.814%, 02/25/70 (A)(B)	319,640	317,911
Navient Student Loan Trust
2016-5, Ser 2016-5A, Cl A
6.695%, SOFR30A +
1.364%, 06/25/65 (A)(B)	2,666,039	2,685,997
Navient Student Loan Trust
2016-6, Ser 2016-6A, Cl A3
6.745%, SOFR30A +
1.414%, 03/25/66 (A)(B)	95,084	96,240
Navient Student Loan Trust
2018-2, Ser 2018-2A, Cl A3
6.195%, SOFR30A +
0.864%, 03/25/67 (A)(B)	4,559,413	4,521,669
Navient Student Loan Trust
2021-1, Ser 2021-1A, Cl A1B
6.045%, SOFR30A +
0.714%, 12/26/69 (A)(B)	4,288,215	4,226,244
Neuberger Berman Loan
Advisers CLO, Ser 2022-47A,
Cl C
7.379%, TSFR3M + 2.050%,
04/14/35 (A)(B)	6,000,000	5,932,350
OneMain Financial Issuance
Trust 2023-1, Ser 2023-1A,
Cl A
5.500%, 06/14/38 (B)	2,050,000	2,041,564
Pagaya AI Debt Trust 2024-3,
Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	2,270,000	2,268,793
SBAP 2004-20K 1
4.880%, 11/01/24	635	632
SBAP 2006-20B 1, Ser 2006-
20B, Cl 1
5.350%, 02/01/26	847	833
SBAP 2006-20C 1, Ser 2006-
20C, Cl 1
5.570%, 03/01/26	766	754
SBAP 2007-20C 1
5.230%, 03/01/27	808	793

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Sierra Timeshare 2024-
1 Receivables Funding,
Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	$1,870,000	$1,853,200
SLM Student Loan Trust 2004-3,
Ser 2014-3A, Cl A6B
6.160%, SOFR90A +
0.812%, 10/25/64 (A)(B)	2,533,675	2,499,722
SLM Student Loan Trust 2009-3,
Ser 2009-3, Cl A
6.195%, SOFR30A +
0.864%, 01/25/45 (A)(B)	1,661,972	1,649,015
SMB Private Education Loan
Trust 2017-B, Ser 2017-B,
Cl A2A
2.820%, 10/15/35 (B)	52,105	50,431
SMB Private Education Loan
Trust 2018-A, Ser 2018-A,
Cl A2A
3.500%, 02/15/36 (B)	592,943	573,777
SMB Private Education Loan
Trust 2023-B, Ser 2023-B,
Cl A1A
4.990%, 10/16/56 (B)	1,565,207	1,512,908
SMB Private Education Loan
Trust 2024-A, Ser 2024-A,
Cl A1A
5.240%, 03/15/56 (B)	1,838,669	1,795,909
SOUND POINT CLO XXII,
Ser 2021-1A, Cl CR
7.836%, TSFR3M + 2.512%,
01/20/32 (A)(B)	3,480,000	3,472,654
Sunnova Helios XI Issuer,
Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	950,475	915,530
Sunnova Helios XII Issuer,
Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	960,527	922,255
Sunrun Julius Issuer 2023-2,
Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,260,350	1,229,917
United States Small Business
Administration, Ser 2004-20L,
Cl 1
4.870%, 12/01/24	636	633
United States Small Business
Administration, Ser 2005-20A,
Cl 1
4.860%, 01/01/25	254	252
United States Small Business
Administration, Ser 2005-20E,
Cl 1
4.840%, 05/01/25	256	253

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business
Administration, Ser 2005-20G,
Cl 1
4.750%, 07/01/25	$1,287	$1,272
United States Small Business
Administration, Ser 2005-20H,
Cl 1
5.110%, 08/01/25	2,349	2,324
United States Small Business
Administration, Ser 2005-20J,
Cl 1
5.090%, 10/01/25	3,196	3,141
United States Small Business
Administration, Ser 2006-20F,
Cl 1
5.820%, 06/01/26	455	447
United States Small Business
Administration, Ser 2006-20G,
Cl 1
6.070%, 07/01/26	1,292	1,277
United States Small Business
Administration, Ser 2006-20H,
Cl 1
5.700%, 08/01/26	942	931
United States Small Business
Administration, Ser 2007-20D,
Cl 1
5.320%, 04/01/27	2,874	2,802
United States Small Business
Administration, Ser 2007-20E,
Cl 1
5.310%, 05/01/27	1,198	1,173
United States Small Business
Administration, Ser 2007-20F,
Cl 1
5.710%, 06/01/27	2,657	2,633
Vivint Solar Financing V,
Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	506,492	470,434
Vivint Solar Financing VII,
Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,263,229	1,002,460
WB Commercial Mortgage Trust
2024-HQ, Ser HQ, Cl A
6.134%, 03/15/40 (A)(B)	1,080,000	1,066,130

		68,563,934

Total Asset-Backed Securities
(Cost $151,948,242)		151,030,832

MUNICIPAL BONDS — 2.4%

	Face Amount	Value

Alaska — 0.2%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,071,637

California — 1.0%
California Community Choice
Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,493,747
California Health Facilities
Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,545,127
2.984%, 06/01/33	3,090,000	2,599,606
City & County of San Francisco
California Community Facilities
District No. 2014-1, Special
Tax
6.332%, 09/01/51	1,250,000	1,271,761
3.482%, 09/01/50	2,500,000	1,695,504
City of Los Angeles California,
Ser A, GO
5.000%, 09/01/42	2,500,000	2,356,467
City of Los Angeles Department
of Airports Customer Facility
Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,037,844
3.158%, 05/15/29	1,000,000	916,762
Regents of the University of
California Medical Center
Pooled Revenue, RB
4.563%, 05/15/53	600,000	516,686
Sacramento County Public
Financing Authority, RB
5.637%, 04/01/50	2,455,000	2,456,716
State of California, GO
7.625%, 03/01/40	40,000	46,823
7.550%, 04/01/39	100,000	117,533
7.500%, 04/01/34	675,000	769,452
7.300%, 10/01/39	625,000	707,206
Tuolumne Wind Project
Authority, RB
6.918%, 01/01/34	1,100,000	1,180,924

		19,712,158

Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,020,903

District of Columbia — 0.1%
District of Columbia, RB
2.932%, 04/01/33	1,590,000	1,295,320

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value

Florida — 0.1%
Florida Development Finance,
RB
8.250%, 07/01/57 (A)(B)	$1,000,000	$1,001,864

Hawaii — 0.1%
State of Hawaii Department
of Business Economic
Development & Tourism,
Ser A-2, RB
3.242%, 01/01/31	907,822	865,685

Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	1,850,000	1,807,471

Massachusetts — 0.0%
Massachusetts Housing Finance
Agency, Ser 226-SOCIAL, RB
5.562%, 12/01/52	495,000	484,295

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	500,000	507,761

New Hampshire — 0.1%
New Hampshire Business
Finance Authority, RB
5.580%, 02/01/29 (A)(B)	1,000,000	1,000,000
5.430%, 07/01/33 (A)(B)	850,000	850,000

		1,850,000

New Jersey — 0.2%
New Jersey Economic
Development Authority, RB
4.934%, 03/01/25	750,000	745,388
New Jersey Housing &
Mortgage Finance Agency,
Ser C, RB
3.100%, 11/01/40	3,100,000	2,319,497
New Jersey Turnpike Authority,
RB
7.414%, 01/01/40	275,000	314,951
7.102%, 01/01/41	925,000	1,032,267

		4,412,103

New York — 0.3%
Metropolitan Transportation
Authority, RB
5.175%, 05/03/24	2,500,000	2,464,487
New York State Energy
Research & Development
Authority, Ser A, RB
4.871%, 04/01/37	2,385,000	2,029,042

MUNICIPAL BONDS — continued

	Face Amount	Value
New York Transportation
Development, RB
6.971%, 06/30/51	$2,500,000	$2,371,731

		6,865,260

Ohio — 0.1%
American Municipal Power, RB
6.449%, 02/15/44	1,740,000	1,822,968

Other — 0.0%
Freddie Mac Multifamily ML
Certificates, RB
1.877%, 07/25/37	1,079,371	819,259

South Dakota — 0.0%
South Dakota Housing
Development Authority, Ser E,
RB
5.460%, 05/01/53	290,000	285,544

Total Municipal Bonds
(Cost $48,792,101)		46,822,228

SOVEREIGN DEBT — 0.5%

CANADA — 0.2%
CDP Financial MTN
1.000%, 05/26/26(B)	$2,500,000	$2,295,457
Hydro-Quebec
8.050%, 07/07/24	2,500,000	2,509,953

		4,805,410

COLOMBIA — 0.1%
Colombia Government
International Bond
8.750%, 11/14/53	1,375,000	1,417,725
5.625%, 02/26/44	1,200,000	899,986

		2,317,711

JAPAN — 0.1%
Japan Bank for International
Cooperation
4.375%, 10/05/27	1,000,000	976,574

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount	Value
NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
1.000%, 05/28/30(B)	$2,500,000	$1,987,385

Total Sovereign Debt
(Cost $10,278,326)		10,087,080

BANK LOAN OBLIGATIONS — 0.2%

ECOLOGICAL SERVICES & EQUIPMENT — 0.2%
Terraform Power Operating
Specified Refinancing Term
Loan
7.842%, TSFR1M + 2.500%, 05/21/29(A)	$2,267,588	$2,259,788
Vistra Zero Operating Company
Term Loan
8.079%, 03/20/31	1,000,000	1,002,880

		3,262,668

Total Bank Loan Obligations
(Cost $3,257,789)		3,262,668

PREFERRED STOCK — 0.2%

	Shares
PREFERRED STOCK — 0.2%
Citigroup Capital XIII,
11.961%, TSFR3M + 6.632%,
10/30/40(A)	108,715	$3,152,735

Total Preferred Stock
(Cost $2,861,568)		3,152,735

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

	Face Amount
United States International
Development Finance
1.790%, 10/15/29	$326,205	$294,112

Total U.S. Government Agency
Obligation
(Cost $308,665)		294,112

SHORT-TERM INVESTMENT — 0.0%

	Shares	Value
State Street Institutional US
Government Money Market
Fund, Premier Class, 5.300%,
(G)
(Cost $902,396)	902,396	$902,396

Total Short-Term Investment
(Cost $902,396)		902,396

Total Investments in Securities— 97.8%
(Cost $2,075,293,984)		$1,938,821,811

Percentages are based on Net Assets of $1,981,678,337.

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Depreciation

Long Contracts

U.S. 5-Year Treasury Note	2,929	Jun-2024	$311,798,899	$305,742,445	$(6,056,454)

Ultra 10-Year U.S. Treasury Note	252	Jun-2024	28,750,085	27,775,125	(974,960)

			340,548,984	333,517,570	(7,031,414)

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2024 was $308,547,848 and represented 15.6% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	Perpetual security with no stated maturity date.
(F)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $884,629.
(G)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2024, was $902,396.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2024 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PJSC — Public Joint Stock Company

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term

1 Year

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFR90A — Secured Overnight Financing Rate 90-day Average

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Structured Financing Rate 1 Month Average

TSFR3M — Term Structured Financing Rate 3 Month Average

TSFR12M — Term Structured Financing Rate 12 Month Average

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

USD — United States Dollar

USISDA05 — US Mid-Market Swap Rate 5 Year

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage- Backed Securities	$—	$648,896,173	$—	$648,896,173
U.S. Treasury Obligations	—	562,869,564	—	562,869,564
Corporate Obligations	—	511,504,023	—	511,504,023
Asset-Backed Securities	—	151,030,832	—	151,030,832
Municipal Bonds	—	46,822,228	—	46,822,228
Sovereign Debt	—	10,087,080	—	10,087,080
Bank Loan Obligations	—	3,262,668	—	3,262,668
Preferred Stock	3,152,735	—	—	3,152,735
U.S. Government Agency Obligation	—	294,112	—	294,112
Short-Term Investment	902,396	—	—	902,396

Total Investments in Securities	$4,055,131	$1,934,766,680	$—	$1,938,821,811

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts*
Unrealized Depreciation	$(7,031,414)	$—	$—	$(7,031,414)

Total Other Financial Instruments	$(7,031,414)	$—	$—	$(7,031,414)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 28.8%

	Face Amount	Value
U.S. Treasury Bonds
3.000%, 08/15/52	$5,970,000	$4,310,293
U.S. Treasury Notes
5.521%, USBMMY3M +
0.200%, 01/31/25 (A)	48,410,000	48,465,575
5.491%, USBMMY3M +
0.170%, 10/31/25 (A)	6,230,000	6,237,211
5.490%, USBMMY3M +
0.169%, 04/30/25 (A)	36,380,000	36,418,370
5.358%, USBMMY3M +
0.037%, 07/31/24 (A)	2,650,000	2,650,047
4.875%, 04/30/26	580,000	578,120
4.625%, 04/30/29	12,303,000	12,250,136
4.500%, 04/15/27	138,000	136,555
4.375%, 11/30/28	1,195,000	1,176,375
4.250%, 03/15/27	2,415,000	2,373,492
4.250%, 02/28/29	4,260,000	4,171,472
4.125%, 03/31/29	11,835,000	11,521,557
4.000%, 06/30/28	3,050,000	2,959,930
3.875%, 08/15/33	22,600,000	21,215,750
3.750%, 12/31/28	2,355,000	2,256,752
3.500%, 04/30/30	5,750,000	5,385,234
2.625%, 02/15/29	6,500,000	5,911,953

Total U.S. Treasury Obligations

(Cost $169,493,502)		168,018,822

MORTGAGE-BACKED SECURITIES — 24.1%

Agency Mortgage-Backed Obligation — 14.3%
FHLMC
4.500%, 10/01/52	$3,397,811	$3,132,364
4.500%, 09/01/52	2,651,975	2,444,793

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.000%, 07/01/52	$3,994,184	$3,576,373
FNMA
5.000%, 11/01/52	8,144,050	7,732,599
4.500%, 09/01/52	4,853,281	4,474,126
4.000%, 07/01/52	898,236	803,757
4.000%, 06/01/52	11,226,304	10,052,307
FREMF 2017-K70 Mortgage Trust, Ser K70, Cl C
3.940%, 12/25/49 (A)(B)	1,800,000	1,657,875
FREMF 2019-K88 Mortgage Trust, Ser K88, Cl C
4.529%, 02/25/52 (A)(B)	1,500,000	1,383,198
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.771%, 08/25/48 (A)(B)	1,500,000	1,452,618
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.220%, 07/25/50 (A)(B)	1,600,000	1,501,537
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.792%, 11/25/49 (A)(B)	1,111,948	1,094,125
FREMF Mortgage Trust, Ser 2019-K91, Cl C
4.403%, 04/25/51 (A)(B)	870,000	795,853
FREMF Mortgage Trust, Ser 2019-K93, Cl C
4.257%, 05/25/52 (A)(B)	625,000	568,388
GAM RE-REMIC TRUST 2021- FRR2, Ser FRR2, Cl AK74, PO
0.000%, 09/27/51 (D)	1,500,000	1,103,757
GNMA
5.500%, 10/20/53	3,946,242	3,872,462
5.500%, 09/20/53	4,627,196	4,540,684
5.500%, 06/20/53	3,843,011	3,771,161
5.500%, 05/20/53	5,930,991	5,820,103
5.500%, 04/20/53	6,341,374	6,222,813
5.500%, 02/20/53	4,102,169	4,025,474
5.000%, 06/20/53	5,373,272	5,145,026
5.000%, 03/20/53	4,128,106	3,955,249
5.000%, 02/20/53	4,228,339	4,051,321

		83,177,963

Non-Agency Mortgage-Backed Obligation — 9.8%
Aventura Mall Trust, Ser AVM, Cl D
4.249%, 07/05/40 (A)(B)	1,500,000	1,272,214
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
6.240%, TSFR1M + 0.919%,
03/15/37 (A)(B)	2,000,000	1,900,001
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
6.639%, TSFR1M + 1.318%,
03/15/37 (A)(B)	2,400,000	2,160,001

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BPR Trust 2023-BRK2, Ser BRK2, Cl A
7.147%, 11/05/28 (A)(B)	$2,100,000	$2,154,738
BPR Trust 2023-BRK2, Ser BRK2, Cl C
8.630%, 11/05/28 (A)(B)	1,500,000	1,515,498
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.536%, TSFR1M + 1.214%,
09/15/36 (A)(B)	1,250,000	1,229,688
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.811%, TSFR1M + 1.490%,
01/17/39 (A)(B)	2,500,000	2,459,375
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,039,286
CENT Trust 2023-CITY, Ser CITY, Cl A
7.941%, TSFR1M + 2.620%,
09/15/38 (A)(B)	2,300,000	2,317,250
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	442,716
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	1,000,000	811,170
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,745,146
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(C)	919,926	897,474
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS
4.026%, 05/10/47	2,126,560	2,101,041
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,250,757
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (B)	600,000	579,698
COMM Mortgage Trust, Ser 2020-CBM, Cl D
3.754%, 02/10/37 (A)(B)	275,000	262,258
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	346,801
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	436,652
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	867,500

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.816%, TSFR1M + 1.494%,
07/15/38 (A)(B)	$411,415	$410,772
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.507%, 09/25/37 (A)	23,523,220	2,411,911
FIVE Mortgage Trust, Ser 2023- V1, Cl C
6.507%, 02/10/56 (A)	1,523,000	1,496,355
GAM RE-REMIC TRUST 2021- FRR2, Ser FRR2, Cl AK44
1.930%, 09/27/51 (A)(B)	2,940,000	2,823,027
GAM RE-REMIC Trust 2022- FRR3, Ser FRR3, Cl AK47
0.700%, 05/27/48 (A)(B)	600,000	558,625
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
1.700%, 09/27/51 (A)(B)	1,570,000	1,485,362
GS Mortgage Securities Corporation Trust, Ser 2021- IP, Cl A
6.386%, TSFR1M + 1.064%,
10/15/36 (A)(B)	2,000,000	1,971,250
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,750,000	1,311,235
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B
4.391%, 06/10/47 (A)	500,000	400,247
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	925,572
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
3.041%, 12/10/41 (A)(B)	1,500,000	1,180,823
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.270%, 10/15/48 (A)	1,750,000	1,636,781
JPMBB Commercial Mortgage Securities Trust, Ser 2015- C28, Cl B
3.986%, 10/15/48	3,375,000	3,185,418
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	1,999,784
Life Mortgage Trust, Ser 2021- BMR, Cl C
6.536%, TSFR1M + 1.214%,
03/15/38 (A)(B)	737,228	725,939

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
LUXE Trust, Ser 2021-TRIP, Cl E
8.195%, TSFR1M + 2.864%,
10/15/38 (A)(B)	$1,500,000	$1,499,983
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	829,418
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	250,000	222,278
SFAVE Commercial Mortgage Securities Trust, Ser 2015- 5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	530,000	415,416
Shops at Crystals Trust 2016- CSTL, Ser CSTL, Cl A
3.126%, 07/05/36 (B)	1,018,000	952,261
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.692%, TSFR1M + 1.371%,
11/15/36 (A)(B)	715,000	707,180
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.740%, TSFR1M + 2.419%,
11/15/36 (A)(B)	450,000	441,562
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	499,109
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (B)	2,000,000	1,164,450

		57,044,022

Total Mortgage-Backed Securities

(Cost $143,857,370)		140,221,985

CORPORATE OBLIGATIONS — 20.9%

CONSUMER DISCRETIONARY — 0.2%
General Motors
5.400%, 10/15/29	$1,175,000	$1,155,950

CONSUMER STAPLES — 0.3%
CVS Pass-Through Trust
6.036%, 12/10/28	1,274,445	1,272,156
Delta Air Lines
4.750%, 10/20/28(B)	500,000	483,848

		1,756,004

ENERGY — 0.9%
Devon Energy
7.875%, 09/30/31	340,000	379,792

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Enbridge
6.000%, 11/15/28	$490,000	$497,908
Energy Transfer
6.100%, 12/01/28	1,955,000	1,992,565
MidAmerican Energy
3.100%, 05/01/27	1,292,000	1,212,868
Ovintiv
5.650%, 05/15/28	1,000,000	998,811

		5,081,944

FINANCIALS — 14.7%
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,003,750
Asian Development Bank MTN
1.750%, 08/14/26	1,000,000	928,963
Athene Global Funding
1.450%, 01/08/26(B)	2,560,000	2,375,060
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,316,733
Bank of America MTN
1.530%, SOFRRATE +
0.650%, 12/06/25(A)	1,000,000	973,937
Barclays
5.690%, SOFRRATE +
1.740%, 03/12/30(A)	1,300,000	1,283,046
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,416,859
Belrose Funding Trust
2.330%, 08/15/30(B)	3,335,000	2,590,654
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,382,946
Blue Owl Capital
3.750%, 07/22/25	2,075,000	2,012,961
Blue Owl Credit Income
7.750%, 01/15/29(B)	955,000	971,743
BNP Paribas
5.176%, SOFRRATE +
1.520%, 01/09/30(A)(B)	2,390,000	2,344,622
BPCE
2.045%, SOFRRATE +
1.087%, 10/19/27(A)(B)	1,000,000	908,798
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	494,385
Citigroup
6.049%, SOFRRATE +
0.694%, 01/25/26(A)	1,000,000	1,001,839
6.041%, SOFRRATE +
0.686%, 10/30/24(A)	1,000,000	1,001,295
2.014%, SOFRRATE +
0.694%, 01/25/26(A)	1,284,000	1,246,539

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
1.281%, SOFRRATE +
0.528%, 11/03/25(A)	$1,000,000	$975,862
Conservation Fund A Nonprofit
3.474%, 12/15/29	1,000,000	885,376
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	931,030
European Investment Bank
3.250%, 11/15/27	700,000	662,513
2.875%, 06/13/25(B)	2,500,000	2,432,877
2.375%, 05/24/27	1,253,000	1,162,947
2.125%, 04/13/26	500,000	472,535
Fifth Third Bancorp
6.339%, SOFRRATE +
2.340%, 07/27/29(A)	245,000	247,783
Glencore Funding
5.400%, 05/08/28(B)	890,000	880,675
Goldman Sachs Group
4.387%, SOFRRATE +
1.510%, 06/15/27(A)	1,000,000	974,758
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,473,782
HAT Holdings I
8.000%, 06/15/27(B)	500,000	513,141
Huntington Bancshares
6.208%, SOFRRATE +
2.020%, 08/21/29(A)	1,360,000	1,365,203
ING Groep
1.400%, H15T1Y +
1.100%, 07/01/26(A)(B)	1,000,000	948,857
Inter-American Development Bank
5.648%, SOFRINDX +
0.280%, 04/12/27(A)	1,000,000	998,470
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,417,166
International Bank for Reconstruction & Development MTN
5.752%, SOFRINDX +
0.390%, 06/17/24(A)	1,000,000	1,000,400
0.000%, 03/31/28(D)	1,000,000	949,512
0.000%, 03/31/27(D)	2,500,000	2,249,958
International Development Association
0.875%, 04/28/26(B)	1,000,000	919,642
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	920,575
JPMorgan Chase
0.768%, SOFRRATE +
0.490%, 08/09/25(A)	1,000,000	985,532

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
KeyBank
4.700%, 01/26/26	$700,000	$681,104
4.150%, 08/08/25	1,250,000	1,213,185
KeyCorp MTN
2.250%, 04/06/27	1,015,000	907,449
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	856,638
Liberty Mutual Insurance
7.875%, 10/15/26(B)	1,250,000	1,289,422
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	788,787
Morgan Stanley MTN
1.512%, SOFRRATE +
0.858%, 07/20/27(A)	2,750,000	2,510,521
0.864%, SOFRRATE +
0.745%, 10/21/25(A)	1,000,000	975,801
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	390,995
1.000%, 05/28/30	1,500,000	1,192,431
NHP Foundation
5.850%, 12/01/28	250,000	252,044
NongHyup Bank MTN
4.875%, 07/03/28(B)	660,000	647,668
Nuveen
5.550%, 01/15/30(B)	980,000	972,451
Oaktree Strategic Credit Fund
8.400%, 11/14/28(B)	1,200,000	1,251,397
OMERS Finance Trust
3.500%, 04/19/32	1,000,000	889,925
OPEC Fund for International Development
4.500%, 01/26/26(B)	1,000,000	981,155
OWS Cre Funding I
10.337%, ICE LIBOR USD 1 MONTH +
4.900%, 09/15/24(A)(B)	1,219,447	1,220,080
Principal Life Global Funding II MTN
5.500%, 06/28/28(B)	1,595,000	1,574,515
Prudential Financial MTN
5.700%, US0003M +
2.665%, 09/15/48(A)	2,115,000	2,053,916
1.500%, 03/10/26	1,000,000	931,096
RWE Finance US
5.875%, 04/16/34(B)	350,000	343,232
Santander UK Group Holdings
1.532%, H15T1Y +
1.250%, 08/21/26(A)	2,580,000	2,430,438
Smurfit Kappa Treasury ULC
5.200%, 01/15/30(B)	2,250,000	2,194,943

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Starwood Property Trust
7.250%, 04/01/29‡(E)	$500,000	$493,806
Synchrony Financial
4.875%, 06/13/25	1,200,000	1,179,892
Truist Bank
2.636%, H15T5Y +
1.150%, 09/17/29(A)	2,000,000	1,926,337
Truist Financial MTN
7.161%, SOFRRATE +
2.446%, 10/30/29(A)	1,965,000	2,056,911
USAA Capital
2.125%, 05/01/30(B)	1,825,000	1,506,794
Wells Fargo MTN
4.540%, SOFRRATE +
1.560%, 08/15/26(A)	1,000,000	983,734
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	950,254
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,000,000	967,244

		86,236,889

INDUSTRIALS — 0.6%
Mileage Plus Holdings
6.500%, 06/20/27(B)	2,190,500	2,194,726
Weir Group
2.200%, 05/13/26(B)	1,000,000	924,527

		3,119,253

INFORMATION TECHNOLOGY — 0.5%
Apple
3.000%, 06/20/27	2,165,000	2,036,603
Intel
4.150%, 08/05/32	1,000,000	914,843

		2,951,446

MATERIALS — 0.6%
Air Products and Chemicals
4.800%, 03/03/33	500,000	479,798
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	685,000	693,152
Celanese US Holdings
6.350%, 11/15/28	1,790,000	1,818,302
LG Chemical
3.250%, 10/15/24(B)	700,000	691,573

		3,682,825

REAL ESTATE — 0.2%
ERP Operating
4.150%, 12/01/28‡	1,000,000	951,804

UTILITIES — 2.9%
Alexander Funding Trust II
7.467%, 07/31/28(B)	1,345,000	1,402,876

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Avangrid
3.800%, 06/01/29	$2,000,000	$1,821,326
3.150%, 12/01/24	1,000,000	983,591
Columbia Pipelines Holding
6.042%, 08/15/28(B)	445,000	449,063
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,000,000	996,398
Continental Wind
6.000%, 02/28/33(B)	983,992	973,938
Electricite de France
5.700%, 05/23/28(B)	1,800,000	1,806,695
3.625%, 10/13/25(B)	500,000	485,996
NextEra Energy Operating Partners
7.250%, 01/15/29(B)	1,016,000	1,029,703
Oncor Electric Delivery
0.550%, 10/01/25	1,000,000	932,911
Palomino Funding Trust I
7.233%, 05/17/28(B)	2,400,000	2,476,360
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	985,121
Solar Star Funding
3.950%, 06/30/35(B)	706,159	626,495
Southern Power
4.150%, 12/01/25	1,000,000	977,198
0.900%, 01/15/26	1,000,000	922,103

		16,869,774

Total Corporate Obligations

(Cost $124,088,269)		121,805,889

ASSET-BACKED SECURITIES — 20.0%

Automotive — 12.9%
American Credit Acceptance Receivables Trust 2021-4, Ser 2021-4, Cl E
3.120%, 02/14/28 (B)	$1,555,000	$1,504,374
American Credit Acceptance Receivables Trust 2023-3, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,449,876
American Credit Acceptance Receivables Trust 2023-4, Ser 2023-4, Cl C
6.990%, 09/12/30 (B)	3,000,000	3,040,933
American Credit Acceptance Receivables Trust, Ser 2021- 4, Cl D
1.820%, 02/14/28 (B)	500,000	488,678

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2022- 2, Cl D
4.850%, 06/13/28 (B)	$3,400,000	$3,341,463
American Credit Acceptance Receivables Trust, Ser 2022- 3, Cl D
5.830%, 10/13/28 (B)	2,895,000	2,879,079
American Credit Acceptance Receivables Trust, Ser 2023- 1, Cl D
6.350%, 04/12/29 (B)	2,345,000	2,331,451
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	244,267	229,239
CPS Auto Receivables Trust 2023-D, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,679,771
CPS Auto Receivables Trust, Ser 2021-D, Cl D
2.310%, 12/15/27 (B)	1,000,000	964,050
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	498,568
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	1,800,000	1,798,812
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,949,745
Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.450%, 01/16/29	1,472,999	1,430,278
Exeter Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
6.320%, 08/15/29	3,142,000	3,135,444
Exeter Automobile Receivables Trust 2023-4, Ser 2023-4A, Cl D
6.950%, 12/17/29	2,400,000	2,432,207
Exeter Automobile Receivables Trust 2024-1, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	990,632
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/27 (B)	575,000	569,352
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (B)	2,120,000	2,072,007
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	1,350,000	1,290,439

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	$500,000	$486,557
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	2,070,000	2,077,244
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	501,498
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,430,000	3,486,037
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,074,370
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,691,423
Flagship Credit Auto Trust 2023- 3, Ser 2023-3, Cl D
6.580%, 08/15/29 (B)	674,000	670,367
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	1,000,000	929,943
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	740,000	692,443
GLS Auto Receivables Issuer Trust 2023-2, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	428,634
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl D
7.480%, 04/15/27 (B)	2,000,000	2,015,405
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	2,000,000	1,918,836
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (B)	1,700,000	1,627,436
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (B)	4,080,000	3,935,639
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	1,000,000	993,903
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	498,764
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (B)	1,500,000	1,469,464

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust 2023-S1, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	$950,093	$954,097
Santander Drive Auto Receivables Trust, Ser 2021- 1, Cl D
1.130%, 11/16/26	469,830	460,694
Santander Drive Auto Receivables Trust, Ser 2022- 4, Cl C
5.000%, 11/15/29	2,500,000	2,453,215
Santander Drive Auto Receivables Trust, Ser 2022- 7, Cl C
6.690%, 03/17/31	930,000	942,597
Tesla Auto Lease Trust 2024-A, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,162,601
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (B)	798,270	799,010
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (B)	1,000,000	1,001,546
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	600,000	597,915
Westlake Automobile Receivables Trust 2021-1, Ser 2021-1A, Cl E
2.330%, 08/17/26 (B)	1,716,000	1,655,757
Westlake Automobile Receivables Trust, Ser 2022- 2A, Cl D
5.480%, 09/15/27 (B)	1,255,000	1,239,705

		74,841,498

Other Asset-Backed Securities — 7.1%
American Credit Acceptance Receivables Trust 2024-1, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,604,386
BBCMS 2018-CHRS Mortgage Trust, Ser CHRS, Cl D
4.409%, 08/05/38 (A)(B)	1,500,000	1,264,219
BBCMS Mortgage Trust 2024- 5C25, Ser 5C25, Cl C
6.643%, 03/15/57 (A)	925,000	912,692
BMO 2023-C7 Mortgage Trust, Ser C7, Cl C
7.360%, 12/15/56 (A)	750,000	782,276
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,455,000	1,309,910

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Cantor Commercial Real Estate Lending 2019-CF2, Ser CF2, Cl E
2.500%, 11/15/52 (B)	$2,000,000	$1,326,773
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,269,806	1,128,619
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	493,393	368,592
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	998,556
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,002,230
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	500,000	414,411
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (B)	500,000	428,891
Guggenheim MM CLO, Ser 2021-3A, Cl A
7.136%, TSFR3M + 1.812%,
01/21/34 (A)(B)	2,000,000	1,983,834
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,337,188	1,119,575
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.623%, 03/25/36 (A)	40,889	1,354
Jersey Mike’s Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,637,625	1,551,453
Katayma CLO I, Ser 2023-1A, Cl A1
7.325%, TSFR3M + 2.000%,
10/20/36 (A)(B)	2,490,000	2,496,987
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,156,746	914,804
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	937,143
NJ Trust 2023-GSP, Ser GSP, Cl A
6.697%, 01/06/29 (A)(B)	1,500,000	1,528,750
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
7.390%, TSFR3M + 2.062%,
07/15/30 (A)(B)	1,000,000	986,070

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Octane Receivables Trust 2023- 1, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	$1,080,000	$1,109,347
Octane Receivables Trust 2023- 2, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	3,779,000	3,871,454
Octane Receivables Trust 2023- 3, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,026,342
Octane Receivables Trust 2024- 1, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,278,567
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (B)	187,275	183,395
Oportun Issuance Trust, Ser 2022-3, Cl A
7.451%, 01/08/30 (B)	33,719	33,729
Pagaya AI Debt Trust 2024-3, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	2,120,000	2,118,626
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	945,460	825,523
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,719,000	1,617,021
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	950,475	915,530
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	960,527	922,255
UBS Commercial Mortgage Trust 2017-C3, Ser C3, Cl C
4.531%, 08/15/50 (A)	1,500,000	1,352,572
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	253,246	235,217
Wells Fargo Commercial Mortgage Trust 2016-C35, Ser C35, Cl C
4.176%, 07/15/48 (A)	1,500,000	1,386,930
Westgate Resorts 2023-1, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	1,685,792	1,669,105

		41,607,138

Total Asset-Backed Securities

(Cost $117,385,675)		116,448,636

MUNICIPAL BONDS — 2.1%

	Face Amount	Value

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$465,000	$469,298

California — 0.5%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,414,080
5.950%, 08/01/29	825,000	819,642
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	905,708

		3,139,430

District of Columbia — 0.1%
District of Columbia, RB
3.850%, 02/28/25	500,000	491,528

Florida — 0.2%
Florida Development Finance, RB
8.250%, 07/01/57 (A)(B)	1,000,000	1,001,864

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	907,822	865,685

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	488,479
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,207,995

		1,696,474

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	24

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	250,000	253,880

New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB
5.580%, 02/01/29 (A)(B)	1,000,000	1,000,000
5.430%, 07/01/33 (A)(B)	850,000	850,000

		1,850,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	$820,000	$791,237
4.480%, 04/01/25	500,000	493,082

		1,284,319

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	240,000	236,312

Virginia — 0.2%
Fairfax County Economic Development Authority, RB
5.589%, 10/01/24	1,000,000	1,000,506

Total Municipal Bonds

(Cost $12,654,937)		12,289,320

SOVEREIGN DEBT — 1.3%

CANADA — 0.3%
CDP Financial MTN
1.000%, 05/26/26(B)	$1,000,000	$918,183
Hydro-Quebec
8.050%, 07/07/24	1,000,000	1,003,981

		1,922,164

FRANCE — 0.3%
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(B)	1,000,000	974,491
0.375%, 05/27/24(B)	1,000,000	996,463

		1,970,954

JAPAN — 0.2%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	976,575

NETHERLANDS — 0.1%
Nederlandse Waterschapsbank
1.000%, 05/28/30(B)	1,000,000	794,954

SOVEREIGN DEBT — continued

	Face Amount	Value
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(B)	$250,000	$246,083

SUPRANATIONAL — 0.2%
European Investment Bank MTN
2.875%, 06/13/25	1,000,000	973,151

UNITED STATES — 0.2%
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	1,000,000	964,046

Total Sovereign Debt

(Cost $8,019,268)		7,847,927

BANK LOAN OBLIGATIONS — 0.6%

ECOLOGICAL SERVICES & EQUIPMENT — 0.6%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M +
2.500%, 05/21/29(A)	$2,267,588	$2,259,787
Vistra Zero Operating Company Term Loan
8.079%, 03/20/31	1,000,000	1,002,880

		3,262,667

Total Bank Loan Obligations

(Cost $3,257,789)		3,262,667

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
United States International Development Finance
1.790%, 10/15/29	$260,964	$235,290

Total U.S. Government Agency Obligation
(Cost $246,932)		235,290

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 0.0%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (F)
(Cost $101,750)	101,750	$101,750

Total Short-Term Investment

(Cost $101,750)		101,750

Total Investments in Securities— 97.8%
(Cost $579,105,492)		$570,232,286

Percentages are based on Net Assets of $582,960,434.

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year Treasury Note	839	Jun-2024	$89,643,063	$87,878,695	$(1,764,368)

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2024 was $190,253,421 and represented 32.6% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $99,584.
(F)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2024, was $101,750.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity

1	Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity

5	Year

ICE — Intercontinental Exchange

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFRRATE — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2024 (Unaudited)

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$168,018,822	$—	$168,018,822
Mortgage- Backed Securities	—	140,221,985	—	140,221,985
Corporate Obligations	—	121,805,889	—	121,805,889
Asset-Backed Securities	—	116,448,636	—	116,448,636
Municipal Bonds	—	12,289,320	—	12,289,320
Sovereign Debt	—	7,847,927	—	7,847,927
Bank Loan Obligations	—	3,262,667	—	3,262,667
U.S. Government Agency Obligation	—	235,290	—	235,290
Short-Term Investment	101,750	—	—	101,750

Total Investments in Securities	$101,750	$570,130,536	$—	$570,232,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,764,368)	$—	$—	$(1,764,368)

Total Other Financial Instruments	$(1,764,368)	$—	$—	$(1,764,368)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%

	Shares	Value
COMMUNICATION SERVICES — 9.6%
Alphabet, Cl A *	499,489	$81,306,819
Alphabet, Cl C *	418,185	68,849,978
AT&T	797,121	13,463,374
Charter Communications, Cl A *	8,370	2,142,218
Comcast, Cl A	335,805	12,797,529
Electronic Arts	20,621	2,615,155
Fox, Cl A	20,286	629,069
Fox, Cl B	11,142	319,553
Interpublic Group of	32,479	988,661
Match Group *	23,004	708,983
Meta Platforms, Cl A	186,475	80,215,951
Netflix *	36,681	20,198,026
News, Cl A	32,232	767,122
News, Cl B	9,737	238,946
Omnicom Group	16,790	1,558,783
Paramount Global, Cl B	40,880	465,623
Take-Two Interactive Software *	13,440	1,919,366
T-Mobile US	92,300	15,152,891
Verizon Communications	470,865	18,594,459
Walt Disney	155,475	17,273,272
Warner Bros Discovery *	188,127	1,384,615
		341,590,393
CONSUMER DISCRETIONARY — 10.1%
Airbnb, Cl A *	36,918	5,854,087
Amazon.com *	774,779	135,586,325
Aptiv *	23,637	1,678,227
AutoZone *	1,466	4,334,082
Bath & Body Works	19,127	868,748
Best Buy	16,295	1,199,964
Booking Holdings	2,957	10,207,653
BorgWarner	19,442	637,114
CarMax *	13,361	908,147
Carnival *	85,422	1,265,954

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
Chipotle Mexican Grill, Cl A *	2,324	$7,342,910
Darden Restaurants	10,121	1,552,663
Deckers Outdoor *	2,176	1,780,991
Domino’s Pizza	2,957	1,565,051
DR Horton	25,312	3,606,707
eBay	43,975	2,266,472
Etsy *	10,107	694,048
Expedia Group *	11,084	1,492,239
Ford Motor	330,817	4,019,427
Garmin	12,974	1,874,354
General Motors	97,816	4,355,747
Genuine Parts	11,883	1,868,126
Hasbro	11,085	679,510
Hilton Worldwide Holdings	21,373	4,216,465
Home Depot	84,358	28,194,131
Lennar, Cl A	20,949	3,176,287
LKQ	22,720	979,914
Lowe’s	48,746	11,113,601
Lululemon Athletica *	9,733	3,509,720
Marriott International, Cl A	20,910	4,937,478
McDonald’s	61,480	16,786,499
Mohawk Industries *	4,480	516,634
NIKE, Cl B	103,135	9,515,235
Norwegian Cruise Line Holdings *	36,071	682,463
NVR *	271	2,015,928
O’Reilly Automotive *	5,007	5,073,393
Pool	3,278	1,188,373
PulteGroup	17,979	2,003,220
Ralph Lauren, Cl A	3,309	541,485
Ross Stores	28,536	3,696,839
Starbucks	95,985	8,493,713
Tapestry	19,410	774,847
Tesla *	234,849	43,043,125
TJX	96,598	9,088,906
Tractor Supply	9,164	2,502,505
Ulta Beauty *	4,116	1,666,321
Yum! Brands	23,818	3,364,293
		362,719,921
CONSUMER STAPLES — 7.1%
Archer-Daniels-Midland	45,249	2,654,306
Brown-Forman, Cl B	15,373	735,598
Bunge Global	12,315	1,253,174
Campbell Soup	16,687	762,763
Clorox	16,435	2,430,244
Coca-Cola	608,538	37,589,392
Colgate-Palmolive	155,560	14,299,075
Conagra Brands	40,510	1,246,898
Constellation Brands, Cl A	24,126	6,114,976
Costco Wholesale	51,246	37,045,733
Dollar General	18,605	2,589,630

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
Dollar Tree *	17,543	$2,074,460
Estee Lauder, Cl A	19,743	2,896,496
General Mills	64,860	4,570,036
Hershey	15,204	2,948,360
Hormel Foods	24,517	871,825
J M Smucker	8,997	1,033,305
Kellanova	23,694	1,370,935
Kenvue	279,481	5,259,832
Keurig Dr Pepper	108,490	3,656,113
Kimberly-Clark	57,659	7,872,183
Kraft Heinz	67,556	2,608,337
Kroger	81,342	4,504,720
Lamb Weston Holdings	12,286	1,023,915
McCormick	21,361	1,624,718
Molson Coors Beverage, Cl B	15,728	900,585
Mondelez International, Cl A	180,328	12,972,796
Monster Beverage *	115,408	6,168,558
PepsiCo	197,129	34,676,962
Sysco	45,118	3,353,170
Target	39,130	6,299,147
Tyson Foods, Cl A	24,277	1,472,400
Walgreens Boots Alliance	60,637	1,075,094
Walmart	618,434	36,704,058

		252,659,794

ENERGY — 4.2%
APA	30,652	963,699
Baker Hughes, Cl A	84,831	2,767,187
Chevron	148,091	23,882,636
ConocoPhillips	99,856	12,543,911
Coterra Energy	63,739	1,743,899
Devon Energy	54,280	2,778,050
Diamondback Energy	15,171	3,051,343
EOG Resources	49,428	6,530,922
Equities	34,900	1,399,141
Exxon Mobil	377,802	44,682,642
Halliburton	75,413	2,825,725
Hess	23,331	3,674,399
Kinder Morgan	163,914	2,996,348
Marathon Oil	49,641	1,332,861
Marathon Petroleum	31,192	5,668,210
Occidental Petroleum	55,787	3,689,752
ONEOK	49,396	3,908,211
Phillips 66	36,447	5,219,575
Pioneer Natural Resources	19,802	5,333,075
Schlumberger	120,942	5,742,326
Targa Resources	18,899	2,155,620
Valero Energy	28,857	4,613,369
Williams	103,147	3,956,719

		151,459,620

FINANCIALS — 13.3%
Aflac	44,644	3,734,471

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Allstate	22,249	$3,783,665
American Express	48,470	11,343,434
American International Group	59,526	4,482,903
Ameriprise Financial	8,493	3,497,332
Aon, Cl A	16,970	4,785,710
Arch Capital Group *	31,400	2,937,156
Arthur J Gallagher	18,376	4,312,663
Assurant	4,402	767,709
Bank of America	583,569	21,597,889
Bank of New York Mellon	64,395	3,637,674
Berkshire Hathaway, Cl B *	163,056	64,689,207
BlackRock, Cl A	11,853	8,944,748
Blackstone	60,973	7,110,061
Brown & Brown	20,000	1,630,800
Capital One Financial	32,243	4,624,614
Cboe Global Markets	8,947	1,620,749
Charles Schwab	126,149	9,328,719
Chubb	34,351	8,541,033
Cincinnati Financial	13,307	1,539,487
Citigroup	161,281	9,891,364
Citizens Financial Group	39,549	1,349,016
CME Group, Cl A	30,513	6,396,745
Comerica	11,157	559,747
Corpay *	6,120	1,849,097
Discover Financial Services	21,195	2,686,042
Everest Group	3,679	1,348,022
Eversource Energy	29,569	1,792,473
FactSet Research Systems	3,228	1,345,721
Fidelity National Information Services	50,227	3,411,418
Fifth Third Bancorp	57,726	2,104,690
Fiserv *	50,872	7,766,628
Franklin Resources	25,460	581,506
Global Payments	22,071	2,709,657
Globe Life	7,260	552,994
Goldman Sachs Group	27,641	11,794,691
Hartford Financial Services Group	25,258	2,447,248
Huntington Bancshares	122,751	1,653,456
Intercontinental Exchange	48,535	6,249,367
Invesco	38,086	539,679
Jack Henry & Associates	6,176	1,004,773
JPMorgan Chase	245,041	46,984,161
KeyCorp	79,367	1,150,028
Loews	15,443	1,160,541
M&T Bank	14,083	2,033,444
MarketAxess Holdings	3,213	642,889
Marsh & McLennan	41,702	8,316,630
Mastercard, Cl A	69,929	31,551,965
MetLife	52,029	3,698,221
Moody’s	13,340	4,940,202
Morgan Stanley	106,215	9,648,571

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
MSCI, Cl A	6,704	$3,122,656
Nasdaq	32,217	1,928,187
Northern Trust	17,436	1,436,552
PayPal Holdings *	90,799	6,167,068
PNC Financial Services Group	33,737	5,170,533
Principal Financial Group	18,639	1,475,090
Progressive	49,610	10,331,282
Prudential Financial	30,598	3,380,467
Raymond James Financial	15,945	1,945,290
Regions Financial	78,280	1,508,456
S&P Global	27,233	11,324,298
State Street	25,576	1,854,004
Synchrony Financial	34,461	1,515,595
T Rowe Price Group	18,978	2,079,419
Travelers	19,342	4,103,599
Truist Financial	113,034	4,244,427
US Bancorp	131,938	5,360,641
Visa, Cl A	134,854	36,223,133
W R Berkley	17,145	1,319,651
Wells Fargo	305,035	18,094,676
Willis Towers Watson	8,691	2,182,658

		475,838,692

HEALTH CARE — 9.8%
Align Technology *	6,037	1,704,728
Baxter International	77,000	3,108,490
Boston Scientific *	340,645	24,482,156
Cardinal Health	60,470	6,230,829
Cencora, Cl A	49,661	11,871,462
Centene *	122,700	8,964,462
Cigna Group	48,350	17,262,884
CVS Health	247,439	16,754,094
DaVita *	15,149	2,105,862
Dexcom *	32,676	4,162,596
Edwards Lifesciences *	116,334	9,850,000
Elevance Health	51,962	27,466,074
GE HealthCare Technologies	82,900	6,320,296
Henry Schein *	34,330	2,378,382
Hologic *	84,581	6,408,702
Humana	26,695	8,064,292
IDEXX Laboratories *	9,364	4,614,205
Insulet *	5,919	1,017,713
Intuitive Surgical *	38,127	14,130,629
IQVIA Holdings *	98,009	22,715,546
McKesson	33,300	17,889,093
Medtronic	233,690	18,751,286
Mettler-Toledo International *	16,931	20,820,051
Molina Healthcare *	17,612	6,025,065
Quest Diagnostics	42,177	5,828,018
ResMed	18,720	4,005,893
Solventum *	11,758	764,404
STERIS	26,024	5,323,469

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Stryker	65,586	$22,069,689
Teleflex	5,901	1,231,834
West Pharmaceutical Services	46,503	16,623,892
Zimmer Biomet Holdings	52,767	6,346,815
Zoetis, Cl A	158,787	25,285,242

		350,578,153

INDUSTRIALS — 8.1%
3M	46,833	4,519,853
A O Smith	10,456	866,175
Allegion	7,441	904,528
American Airlines Group *	55,476	749,481
AMETEK	28,464	4,971,522
Automatic Data Processing	41,008	9,919,425
Axon Enterprise *	5,970	1,872,550
Broadridge Financial Solutions	9,982	1,930,619
Builders FirstSource *	10,455	1,911,383
Carrier Global	70,786	4,352,631
Caterpillar	44,684	14,949,926
CH Robinson Worldwide	9,872	700,912
Cintas	9,619	6,332,572
Copart *	74,092	4,023,937
CSX	167,482	5,563,752
Cummins	11,551	3,263,042
Dayforce *	13,270	814,380
Deere	25,178	9,854,921
Dover	11,858	2,126,139
Eaton	54,621	17,383,679
Emerson Electric	48,457	5,222,695
Equifax	10,451	2,301,206
Expeditors International of Washington	12,323	1,371,673
Fastenal	108,629	7,380,254
FedEx	19,486	5,101,045
Fortive	29,750	2,239,282
GE Vernova *	23,063	3,544,975
Generac Holdings *	5,207	707,944
General Electric	98,167	15,885,384
Howmet Aerospace	33,109	2,210,026
Hubbell, Cl B	4,545	1,684,013
IDEX	6,410	1,413,149
Illinois Tool Works	31,587	7,710,703
Ingersoll Rand	34,343	3,204,889
JB Hunt Transport Services	6,912	1,123,684
Johnson Controls International	57,724	3,756,101
Masco	18,591	1,272,554
Nordson	4,599	1,187,416
Norfolk Southern	19,146	4,409,707
Old Dominion Freight Line	15,168	2,756,177
Otis Worldwide	44,432	4,052,198
PACCAR	80,254	8,515,752
Parker-Hannifin	12,975	7,070,207

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Paychex	27,144	$3,224,979
Paycom Software	4,073	765,643
Pentair	13,988	1,106,311
Quanta Services	12,314	3,183,908
Republic Services, Cl A	29,629	5,679,879
Robert Half	8,819	609,746
Rockwell Automation	9,713	2,631,834
Rollins	23,770	1,059,191
Snap-on	4,474	1,198,853
Southwest Airlines	50,571	1,311,812
Stanley Black & Decker	12,971	1,185,549
Trane Technologies	28,959	9,189,849
TransDigm Group	5,456	6,809,252
Uber Technologies *	174,400	11,557,488
Union Pacific	51,685	12,257,615
United Airlines Holdings *	27,838	1,432,543
United Parcel Service, Cl B	61,303	9,040,966
United Rentals	5,695	3,804,203
Veralto	18,600	1,742,448
Verisk Analytics, Cl A	12,289	2,678,510
Waste Management	44,933	9,346,963
Westinghouse Air Brake Technologies	15,185	2,446,000
WW Grainger	4,340	3,998,659
Xylem	20,434	2,670,724

		290,065,386

INFORMATION TECHNOLOGY — 30.1%
Accenture, Cl A	53,144	15,991,561
Adobe *	38,311	17,731,480
Advanced Micro Devices *	136,954	21,690,774
Akamai Technologies *	12,785	1,290,390
Amphenol, Cl A	50,844	6,140,430
Analog Devices	42,027	8,431,036
ANSYS *	7,367	2,393,391
Apple	1,235,542	210,449,869
Applied Materials	70,525	14,009,791
Arista Networks *	21,359	5,479,865
Autodesk *	18,131	3,859,183
Broadcom	44,100	57,341,907
Cadence Design Systems *	23,060	6,356,028
CDW	11,354	2,746,078
Cisco Systems	344,450	16,182,261
Cognizant Technology Solutions, Cl A	42,201	2,771,762
Enphase Energy *	11,507	1,251,501
EPAM Systems *	4,891	1,150,657
F5 *	4,984	823,905
Fair Isaac *	2,106	2,386,793
First Solar *	9,056	1,596,573
Fortinet *	54,015	3,412,668
Gartner *	6,607	2,725,982

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Gen Digital	47,548	$957,617
Hewlett Packard Enterprise	110,219	1,873,723
HP	73,923	2,076,497
Intel	358,366	10,919,412
International Business Machines	77,556	12,889,807
Intuit	23,727	14,844,086
Jabil	10,811	1,268,779
Juniper Networks	27,299	950,551
Keysight Technologies *	14,805	2,190,252
KLA	11,578	7,980,600
Lam Research	11,112	9,938,684
Microchip Technology	45,828	4,215,259
Micron Technology	93,567	10,569,328
Microsoft	678,744	264,255,402
Monolithic Power Systems	4,071	2,724,842
Motorola Solutions	14,067	4,770,823
NetApp	17,463	1,784,893
NVIDIA	209,356	180,887,771
NXP Semiconductors	21,848	5,597,239
ON Semiconductor *	36,200	2,539,792
Oracle	135,139	15,372,061
Palo Alto Networks *	26,725	7,774,035
PTC *	10,133	1,798,000
Qorvo *	8,183	956,102
QUALCOMM	101,131	16,772,576
Roper Technologies	9,054	4,630,759
Salesforce	82,047	22,065,720
Seagate Technology Holdings	16,513	1,418,632
ServiceNow *	17,376	12,047,302
Skyworks Solutions	13,581	1,447,599
Super Micro Computer *	4,268	3,665,358
Synopsys *	12,928	6,859,468
TE Connectivity	26,174	3,703,098
Teledyne Technologies *	3,999	1,525,539
Teradyne	12,958	1,507,275
Texas Instruments	89,781	15,839,164
Trimble *	21,100	1,267,477
Tyler Technologies *	3,570	1,647,733
VeriSign *	7,470	1,266,016
Western Digital *	27,447	1,944,071
Zebra Technologies, Cl A *	4,353	1,369,280

		1,074,326,507

MATERIALS — 2.6%
Air Products and Chemicals	18,842	4,453,118
Albemarle	9,947	1,196,724
Amcor	122,535	1,095,463
Avery Dennison	6,826	1,483,153
Ball	26,768	1,862,250
Celanese, Cl A	8,488	1,303,842
CF Industries Holdings	16,204	1,279,630

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Corteva	59,439	$3,217,433
Dow	59,528	3,387,143
DuPont de Nemours	36,465	2,643,713
Eastman Chemical	9,942	938,922
Ecolab	26,141	5,911,787
FMC	10,526	621,139
Freeport-McMoRan	121,551	6,070,257
International Flavors & Fragrances	21,644	1,832,165
International Paper	29,330	1,024,790
Linde	57,847	25,508,213
LyondellBasell Industries, Cl A	21,695	2,168,849
Martin Marietta Materials	5,239	3,075,660
Mosaic	27,666	868,436
Newmont	97,701	3,970,569
Nucor	20,837	3,511,660
Packaging Corp of America	7,540	1,304,269
PPG Industries	19,986	2,578,194
Sherwin-Williams	20,374	6,104,254
Steel Dynamics	12,893	1,677,637
Vulcan Materials	11,262	2,901,429
Westrock	21,741	1,042,698

		93,033,397

REAL ESTATE — 2.2%
Alexandria Real Estate Equities ‡	13,347	1,546,517
American Tower ‡	52,817	9,061,285
AvalonBay Communities ‡	12,023	2,279,200
Boston Properties ‡	12,272	759,514
Camden Property Trust ‡	9,050	902,104
CBRE Group, Cl A *	25,168	2,186,848
CoStar Group *	34,600	3,166,938
Crown Castle International ‡	36,759	3,447,259
Digital Realty Trust ‡	30,050	4,170,339
Equinix ‡	10,276	7,307,366
Equity Residential ‡	29,282	1,885,761
Essex Property Trust ‡	5,442	1,340,092
Extra Space Storage ‡	17,908	2,404,686
Federal Realty Investment Trust ‡	6,227	648,667
Host Hotels & Resorts ‡	59,791	1,128,256
Invitation Homes ‡	48,800	1,668,960
Iron Mountain ‡	24,760	1,919,395
Kimco Realty ‡	56,455	1,051,757
Mid-America Apartment Communities ‡	9,893	1,286,090
Prologis ‡	78,316	7,992,148
Public Storage ‡	15,322	3,975,293
Realty Income ‡	70,530	3,776,176
Regency Centers ‡	13,887	822,388
SBA Communications, Cl A ‡	9,145	1,702,067
Simon Property Group ‡	27,624	3,882,001

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
UDR ‡	25,683	$978,009
Welltower ‡	46,912	4,469,775
Weyerhaeuser ‡	61,869	1,866,588

		77,625,479

UTILITIES — 2.5%
Alliant Energy	21,600	1,075,680
American Water Works	16,503	2,018,647
Atmos Energy	12,785	1,507,351
CenterPoint Energy	53,486	1,558,582
CMS Energy	24,937	1,511,432
Consolidated Edison	50,085	4,728,024
Constellation Energy	32,344	6,014,105
Dominion Energy	70,967	3,617,898
Edison International	32,487	2,308,526
Entergy	30,237	3,225,381
Exelon	130,613	4,908,437
FirstEnergy	55,057	2,110,885
NextEra Energy	248,588	16,647,938
NRG Energy	19,178	1,393,665
PG&E	180,800	3,093,488
Pinnacle West Capital	9,604	707,335
Public Service Enterprise Group	106,746	7,374,014
Sempra	111,214	7,966,259
Southern	219,543	16,136,410

		87,904,057

Total Common Stock
(Cost $1,835,549,185)		3,557,801,399

RIGHTS — 0.0%

	Number of Rights

Abiomed* (A)(B)	5,594	$—

Total Rights
(Cost $–)		—

Total Investments in Securities— 99.6%
(Cost $1,835,549,185)		$3,557,801,399

Percentages are based on Net Assets of $3,571,572,625.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2024 (Unaudited)

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Depreciation
Long Contracts
S&P 500 Index E-MINI	50	Jun-2024	$13,338,230	$13,174,200	$(164,030)

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration date not available.

Cl — Class

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$3,557,801,399	$—	$—	$3,557,801,399
Rights	—	—	—#	—

Total Investments in Securities	$3,557,801,399	$—	$—	$3,557,801,399

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(164,030)	$—	$—	$(164,030)

Total Other Financial Instruments	$(164,030)	$—	$—	$(164,030)

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%

	Shares	Value

COMMUNICATION SERVICES — 2.8%
AMC Networks, Cl A *	14,950	$158,769
ATN International	5,450	103,986
Cable One	2,041	803,848
Cargurus, Cl A *	38,674	868,618
Cars.com *	27,827	464,989
Cinemark Holdings *	48,465	830,690
Cogent Communications Holdings	19,412	1,245,862
Consolidated Communications Holdings *	39,189	169,296
EchoStar, Cl A *	54,814	876,471
Gogo *	35,711	323,542
John Wiley & Sons, Cl A	18,714	703,085
Lumen Technologies *	478,842	569,822
Madison Square Garden Sports *	7,328	1,362,422
Marcus	10,840	141,354
QuinStreet *	24,013	434,395
Scholastic	11,668	415,614
Shenandoah Telecommunications	24,345	312,103
Shutterstock	10,990	469,383
TechTarget *	11,723	322,382
Telephone and Data Systems	45,412	710,698
Thryv Holdings *	13,580	312,476
TripAdvisor *	48,383	1,273,924
Yelp, Cl A *	30,049	1,209,172

		14,082,901

CONSUMER DISCRETIONARY — 14.3%
Abercrombie & Fitch, Cl A *	22,226	2,700,904
Academy Sports & Outdoors	32,687	1,905,652
Adtalem Global Education *	17,248	855,846
Advance Auto Parts	26,291	1,918,717

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
American Axle & Manufacturing Holdings *	52,913	$388,381
American Eagle Outfitters	82,024	1,989,902
Asbury Automotive Group *	9,030	1,898,467
BJ’s Restaurants *	10,939	356,502
Bloomin’ Brands	39,387	1,015,791
Boot Barn Holdings *	13,445	1,431,489
Brinker International *	20,205	1,082,988
Buckle	12,820	479,340
Caleres	14,646	539,412
Cavco Industries *	3,638	1,324,996
Century Communities	13,350	1,058,922
Cheesecake Factory	20,997	724,816
Chuy’s Holdings *	7,615	224,338
Cracker Barrel Old Country Store	10,304	599,590
Dana	57,178	710,723
Dave & Buster’s Entertainment *	14,748	787,543
Designer Brands, Cl A	20,659	191,922
Dine Brands Global	6,758	298,028
Dorman Products *	12,437	1,087,616
Ethan Allen Interiors	11,901	336,084
Foot Locker	36,839	768,093
Fox Factory Holding *	18,764	730,295
Frontdoor *	35,833	1,099,715
Gentherm *	14,392	727,803
G-III Apparel Group *	19,932	561,086
Green Brick Partners *	12,548	679,223
Group 1 Automotive	5,828	1,713,549
Guess?	11,996	321,253
Hanesbrands *	166,467	759,090
Haverty Furniture	5,843	179,964
Hibbett	5,351	461,470
Installed Building Products	10,639	2,507,931
Jack in the Box	9,105	519,622
Kohl’s	49,245	1,178,925
Kontoor Brands	23,644	1,467,347
La-Z-Boy, Cl Z	20,673	678,901
LCI Industries	11,114	1,155,634
Leslie’s *	84,341	331,460
LGI Homes *	9,821	883,203
M *	12,869	1,495,635
MarineMax *	8,861	218,601
Meritage Homes	16,685	2,765,372
Mister Car Wash *	45,991	307,680
Monro	13,107	357,166
Movado Group	8,281	210,917
National Vision Holdings *	35,186	612,940
ODP *	14,599	743,235
Oxford Industries	7,382	795,632
Papa John’s International	14,595	900,366

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Patrick Industries	9,131	$954,098
Perdoceo Education	28,827	527,534
Phinia	20,487	798,993
Sabre *	184,201	528,657
Sally Beauty Holdings *	47,258	512,749
Shake Shack, Cl A *	16,851	1,783,678
Shoe Carnival	7,893	263,942
Signet Jewelers	19,448	1,906,488
Six Flags Entertainment *	33,149	781,653
Sonic Automotive, Cl A	6,503	376,134
Sonos *	58,450	987,805
Standard Motor Products	8,198	263,156
Steven Madden	33,116	1,338,218
Strategic Education	9,560	1,097,870
Stride *	17,688	1,180,674
Topgolf Callaway Brands *	67,853	1,087,005
Tri Pointe Homes *	45,014	1,658,766
Upbound Group, Cl A	19,847	615,455
Urban Outfitters *	24,838	967,689
VF	151,029	1,881,821
Victoria’s Secret *	35,785	630,532
Winnebago Industries	12,831	790,133
Wolverine World Wide	40,569	435,711
Worthington Enterprises	14,759	843,624
XPEL *	9,527	500,644

		71,753,106

CONSUMER STAPLES — 3.4%
Andersons	14,918	819,595
B&G Foods	38,751	430,136
Calavo Growers	9,601	258,747
Cal-Maine Foods	19,153	1,059,735
Central Garden & Pet *	4,167	170,639
Central Garden & Pet, Cl A *	23,986	849,824
Chefs’ Warehouse *	17,707	585,748
Edgewell Personal Care	22,097	831,289
Energizer Holdings	30,286	869,814
Fresh Del Monte Produce	16,363	418,402
Hain Celestial Group *	45,128	277,086
Inter Parfums	8,213	955,829
J & J Snack Foods	7,369	1,011,690
John B Sanfilippo & Son	4,417	440,375
Medifast	5,605	154,306
MGP Ingredients	7,804	612,146
National Beverage *	12,486	555,627
Nu Skin Enterprises, Cl A	23,799	279,876
PriceSmart	11,960	963,856
Simply Good Foods *	42,610	1,553,134
SpartanNash	17,286	329,990
Tootsie Roll Industries	9,724	288,892
TreeHouse Foods *	23,902	897,520
United Natural Foods *	30,128	269,043

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
USANA Health Sciences *	5,196	$215,738
WD-40	6,016	1,360,398
WK Kellogg	32,303	753,952

		17,213,387

ENERGY — 4.9%
Archrock	66,403	1,274,274
Bristow Group *	13,104	344,766
California Resources	31,750	1,678,305
Comstock Resources	49,677	499,751
Core Laboratories	26,935	425,573
CVR Energy	17,395	528,460
Dorian LPG	17,313	715,373
Dril-Quip *	18,120	329,422
Green Plains *	32,330	668,261
Helix Energy Solutions Group * .	68,684	737,666
Helmerich & Payne	47,241	1,857,988
Liberty Energy, Cl A	74,677	1,642,894
Magnolia Oil & Gas, Cl A	90,042	2,257,353
Nabors Industries *	4,666	336,092
Northern Oil and Gas	45,006	1,835,795
Par Pacific Holdings *	29,169	898,405
Patterson-UTI Energy	151,685	1,641,229
ProPetro Holding *	48,849	425,963
REX American Resources *	8,161	451,548
RPC	51,014	341,284
SM Energy	54,322	2,634,074
Talos Energy *	68,661	904,952
US Silica Holdings *	44,092	680,340
Vital Energy *	13,175	698,538
World Kinect	30,060	706,410

		24,514,716

FINANCIALS — 17.8%
Ambac Financial Group *	19,834	286,601
American Equity Investment Life Holding	27,397	1,537,246
Ameris Bancorp	28,394	1,348,147
AMERISAFE	8,406	383,314
Apollo Commercial Real Estate Finance ‡	57,536	554,072
Arbor Realty Trust ‡,(A)	83,207	1,067,546
ARMOUR Residential REIT ‡,(A)	21,926	398,392
Artisan Partners Asset Management, Cl A	30,760	1,259,007
Assured Guaranty	23,854	1,829,602
Atlantic Union Bankshares	39,222	1,246,083
Axos Financial *	22,223	1,124,706
B Riley Financial (A)	8,815	303,236
Banc of California	60,823	832,667
BancFirst	6,359	567,032
Bancorp *	23,547	704,997
Bank of Hawaii	17,445	988,957

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
BankUnited	32,638	$872,414
Banner	15,073	657,635
Berkshire Hills Bancorp	18,728	399,281
BGC Group, Cl A	171,280	1,341,122
Blackstone Mortgage Trust, Cl A ‡,(A)	75,611	1,333,778
Bread Financial Holdings	21,828	805,671
Brightsphere Investment Group	14,402	320,300
Brookline Bancorp	38,909	322,945
Capitol Federal Financial	54,761	261,210
Cathay General Bancorp	31,881	1,097,982
Central Pacific Financial	11,875	236,787
City Holding	6,495	656,125
Cohen & Steers	11,000	756,580
Community Bank System	23,402	1,011,434
Customers Bancorp *	12,418	567,130
CVB Financial	58,093	949,240
Dime Community Bancshares	15,334	279,079
Donnelley Financial Solutions * .	10,858	681,665
Eagle Bancorp	13,156	243,254
Ellington Financial ‡,(A)	34,708	397,060
Employers Holdings	11,288	480,756
Encore Capital Group *	10,623	436,499
Enova International *	12,938	783,137
EVERTEC	28,363	1,064,463
EZCORP, Cl A *	22,923	251,695
FB Financial	15,418	565,070
First BanCorp Puerto Rico	73,903	1,274,827
First Bancorp Southern Pines	18,041	548,627
First Commonwealth Financial .	44,675	589,263
First Financial Bancorp	41,752	923,137
First Hawaiian	56,004	1,181,124
Franklin BSP Realty Trust ‡	36,017	449,852
Fulton Financial	80,483	1,331,994
Genworth Financial, Cl A *	197,919	1,173,660
Goosehead Insurance, Cl A *	10,988	625,327
Green Dot, Cl A *	21,664	189,560
Hanmi Financial	13,214	202,174
Hannon Armstrong Sustainable Infrastructure Capital	50,326	1,258,653
HCI Group	2,992	341,626
Heritage Financial	15,318	271,741
Hilltop Holdings	20,300	593,978
Hope Bancorp	52,717	528,224
Horace Mann Educators	17,921	660,568
Independent Bank	18,815	945,266
Independent Bank Group	15,761	586,940
Jackson Financial, Cl A	31,370	2,143,198
KKR Real Estate Finance Trust ‡	25,605	240,943
Lakeland Financial	11,160	655,873
Lincoln National	75,044	2,046,450
Mercury General	11,664	609,561

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Moelis, Cl A	29,647	$1,455,075
Mr Cooper Group *	28,349	2,188,543
National Bank Holdings, Cl A	16,582	542,729
Navient	36,020	541,020
NBT Bancorp	20,664	723,447
NCR Atleos *	30,970	617,232
New York Mortgage Trust ‡	39,795	272,596
NMI Holdings, Cl A *	35,582	1,098,061
Northfield Bancorp	17,122	142,797
Northwest Bancshares	55,781	591,279
OFG Bancorp	20,654	745,816
Pacific Premier Bancorp	42,085	904,827
Palomar Holdings *	11,091	872,529
Park National	6,295	829,114
Pathward Financial	11,187	563,489
Payoneer Global *	122,511	605,204
PennyMac Mortgage Investment Trust ‡	38,014	526,494
Piper Sandler	6,671	1,306,115
PJT Partners	9,787	924,774
PRA Group *	18,501	440,139
Preferred Bank	5,485	415,160
ProAssurance	22,566	301,482
PROG Holdings	20,705	688,234
Provident Financial Services	33,151	486,657
Radian Group	67,221	2,007,891
Ready Capital ‡	69,493	592,080
Redwood Trust ‡	58,763	324,959
Renasant	24,638	715,980
S&T Bancorp	16,778	505,857
Safety Insurance Group	6,492	516,568
Seacoast Banking Corp of Florida	37,007	853,751
ServisFirst Bancshares	21,500	1,267,640
Simmons First National, Cl A	54,936	938,856
SiriusPoint *	39,712	467,807
Southside Bancshares	12,657	337,436
Stellar Bancorp	20,581	456,896
Stewart Information Services	12,011	744,802
StoneX Group *	11,908	864,485
Tompkins Financial	5,475	240,791
Triumph Financial *	9,460	665,606
Trupanion *,(A)	17,113	385,043
TrustCo Bank NY	8,352	222,330
Trustmark	26,801	793,310
Two Harbors Investment ‡	45,292	572,032
United Community Banks	52,213	1,317,334
United Fire Group	9,304	205,525
Veritex Holdings	23,846	464,520
Virtus Investment Partners	2,964	650,064
WaFd	29,810	807,553
Walker & Dunlop	14,995	1,373,992

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Westamerica BanCorp	11,704	$544,821
WisdomTree	48,452	431,223
World Acceptance *	1,660	228,366
WSFS Financial	26,567	1,135,208

		88,992,022

HEALTH CARE — 9.7%
AdaptHealth, Cl A *	40,110	395,083
Addus HomeCare *	7,719	742,182
Agiliti *	20,965	212,795
Alkermes *	89,020	2,184,551
AMN Healthcare Services *	17,879	1,072,382
Arcus Biosciences *	30,067	457,920
Artivion *	19,566	383,885
Astrana Health *	20,114	747,235
Avanos Medical *	22,769	411,664
Catalyst Pharmaceuticals *	60,081	904,219
Certara *	51,008	872,747
Collegium Pharmaceutical *	20,687	763,971
CONMED	14,652	996,043
CorVel *	4,339	1,036,370
Cross Country Healthcare *	17,596	309,690
Cytek Biosciences *	59,542	357,847
Embecta	30,259	306,524
Enhabit *	25,770	260,019
Ensign Group	25,500	3,018,180
Fortrea Holdings *	45,545	1,666,492
Fulgent Genetics *	10,732	218,396
Glaukos *	22,146	2,126,016
Harmony Biosciences Holdings *	21,816	674,333
HealthStream	12,151	313,131
ICU Medical *	9,538	933,961
Inari Medical *	24,316	907,959
Innoviva *	44,960	679,346
Integer Holdings *	15,248	1,702,134
LeMaitre Vascular	9,555	619,164
Ligand Pharmaceuticals *	11,138	778,435
Merit Medical Systems *	26,573	1,969,059
Mesa Laboratories	3,679	390,268
Myriad Genetics *	45,965	899,535
National HealthCare	6,196	563,031
NeoGenomics *	59,476	827,906
OmniAB *	3,296	—
OmniAB *	3,296	—
Omnicell *	22,051	591,187
OraSure Technologies *	39,254	207,654
Owens & Minor *	35,376	875,202
Pacira BioSciences *	29,231	767,314
Patterson	39,226	999,086
Phibro Animal Health, Cl A	22,019	367,717
Premier, Cl A	55,832	1,165,772

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Prestige Consumer Healthcare *	25,854	$1,855,283
Privia Health Group *	48,999	901,582
RadNet *	30,128	1,461,208
Schrodinger *	26,191	638,537
Select Medical Holdings	49,481	1,403,776
Simulations Plus	8,478	384,477
STAAR Surgical *	23,083	1,060,895
Supernus Pharmaceuticals *	32,263	971,116
Tandem Diabetes Care *	30,231	1,109,175
UFP Technologies *	3,306	680,838
US Physical Therapy	7,216	732,496
Varex Imaging *	20,374	331,077
Vericel *	25,640	1,176,107

		48,382,972

INDUSTRIALS — 17.7%
AAON	30,841	2,901,830
AAR *	15,970	1,104,166
ABM Industries	27,936	1,220,803
Air Lease, Cl A	47,562	2,389,515
Alamo Group	4,955	963,153
Alaska Air Group *	55,428	2,384,513
Albany International, Cl A	14,778	1,178,545
Allegiant Travel	6,501	354,695
American Woodmark *	7,612	700,913
Apogee Enterprises	10,872	671,672
ArcBest	10,384	1,151,689
Arcosa	22,306	1,695,702
Armstrong World Industries	20,166	2,316,670
Astec Industries	11,455	478,819
AZZ	12,906	924,457
Barnes Group	24,240	841,613
Boise Cascade	17,882	2,365,252
Brady, Cl A	19,657	1,159,763
CoreCivic *	49,855	742,839
CSG Systems International	12,753	602,452
Deluxe	19,955	394,111
DNOW *	52,201	736,556
DXP Enterprises *	7,050	343,758
Dycom Industries *	13,615	1,906,372
Encore Wire	7,315	2,043,518
Enerpac Tool Group, Cl A	26,062	928,589
EnPro Industries	9,674	1,452,358
Enviri *	39,298	305,738
ESCO Technologies	12,192	1,236,878
Federal Signal	27,884	2,266,969
Forward Air	13,804	303,964
Franklin Electric	18,476	1,778,684
GEO Group *	55,067	818,296
Gibraltar Industries *	14,253	1,018,519
GMS *	18,577	1,718,744
Granite Construction	20,751	1,151,680

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Greenbrier	14,814	$731,663
Griffon	17,611	1,153,873
Hayward Holdings *	60,707	824,401
Healthcare Services Group *	34,819	369,778
Heartland Express	20,020	198,999
Heidrick & Struggles International	8,831	260,338
Hillenbrand	32,937	1,571,754
HNI	20,441	857,500
Hub Group, Cl A	27,377	1,101,103
Insteel Industries	9,800	314,580
Interface, Cl A	27,160	415,276
JetBlue Airways *	149,204	847,479
John Bean Technologies	15,041	1,340,003
Kelly Services, Cl A	14,071	322,789
Kennametal	38,759	911,999
Korn Ferry	23,420	1,422,062
Lindsay	5,483	636,850
Liquidity Services *	11,224	193,726
Marten Transport	25,335	428,668
Masterbrand *	58,809	980,346
Matson	15,331	1,652,375
Matthews International, Cl A	14,285	385,409
Mercury Systems *	25,116	708,271
MillerKnoll	33,514	852,261
Mueller Industries	52,073	2,906,715
MYR Group *	7,831	1,301,904
NV5 Global *	5,846	545,081
OPENLANE *	48,814	838,625
Pitney Bowes	76,372	325,345
Powell Industries	4,345	621,335
Proto Labs *	12,975	395,478
Quanex Building Products	16,104	534,975
Resideo Technologies *	68,263	1,333,176
Resources Connection	13,931	153,938
Rush Enterprises, Cl A	28,689	1,260,021
RXO *	51,356	971,142
SkyWest *	17,968	1,312,203
SPX Technologies *	20,832	2,537,546
Standex International	5,635	974,179
Sun Country Airlines Holdings *	18,184	242,029
SunPower, Cl A *,(A)	56,793	116,994
Sunrun *	100,896	1,038,220
Tennant	8,758	1,020,132
Titan International *	28,331	312,208
Trinity Industries	39,181	1,019,490
Triumph Group *	37,655	503,071
TTEC Holdings	11,206	81,580
UniFirst	6,650	1,064,864
Verra Mobility, Cl A *	74,332	1,752,749
Vestis	60,047	1,106,066
Viad *	10,029	345,800

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Vicor *	11,502	$372,435
Wabash National	23,210	536,383

		88,558,982

INFORMATION TECHNOLOGY — 12.2%
A10 Networks	33,215	433,788
ACI Worldwide *	49,205	1,677,890
Adeia	51,145	503,267
ADTRAN Holdings	34,440	150,847
Advanced Energy Industries	16,378	1,569,668
Alarm.com Holdings *	22,376	1,488,004
Alpha & Omega Semiconductor *	10,890	238,164
Arlo Technologies *	43,270	535,683
Axcelis Technologies *	14,846	1,536,858
Badger Meter	12,879	2,355,827
Benchmark Electronics	15,659	473,058
BlackLine *	23,203	1,346,934
Box, Cl A *	64,526	1,678,967
Calix *	26,723	741,029
Cerence *	20,935	190,718
CEVA *	11,280	228,646
Cohu *	21,323	646,513
Corsair Gaming *	20,351	225,896
CTS	13,674	625,586
Digi International *	16,108	493,871
Diodes *	20,835	1,521,163
DoubleVerify Holdings, Cl Rights *	62,998	1,845,841
DXC Technology *	82,548	1,608,861
Envestnet *	22,752	1,412,217
ePlus *	11,693	898,958
Extreme Networks *	59,396	665,235
Fabrinet *	15,941	2,758,909
FormFactor *	34,637	1,544,464
Harmonic *	50,360	540,866
Ichor Holdings *	13,631	528,610
Insight Enterprises *	12,152	2,218,591
InterDigital	11,780	1,163,039
Itron *	19,964	1,839,084
Knowles *	39,098	618,921
Kulicke & Soffa Industries	25,396	1,175,327
LiveRamp Holdings *	29,952	961,759
MaxLinear, Cl A *	35,080	729,313
Methode Electronics	16,086	196,088
N-able *	32,738	401,368
NCR Voyix *	61,645	755,151
NetScout Systems *	31,173	600,392
OSI Systems *	6,882	904,570
PC Connection	4,973	308,177
PDF Solutions *	14,509	436,431
Perficient *	16,120	761,831

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Photronics *	28,703	$786,749
Plexus *	12,117	1,223,938
Progress Software	19,873	990,073
Rogers *	7,484	891,270
Sanmina *	24,477	1,485,020
ScanSource *	11,046	459,735
Semtech *	29,602	1,113,627
SiTime *	8,159	727,130
SMART Global Holdings *	24,248	443,011
SolarEdge Technologies *	25,734	1,509,299
Sprinklr, Cl A *	55,115	644,294
SPS Commerce *	16,364	2,845,209
TTM Technologies *	44,869	669,894
Ultra Clean Holdings *	20,312	849,651
Veeco Instruments *	24,819	877,103
Viasat *	34,471	548,434
Viavi Solutions *	98,376	777,170
Xerox Holdings	49,621	659,463
Xperi *	21,720	228,277

		61,265,727

MATERIALS — 6.1%
AdvanSix	13,431	339,267
Alpha Metallurgical Resources	5,311	1,737,334
ATI *	57,599	3,438,660
Balchem	14,507	2,051,000
Carpenter Technology	22,502	1,928,421
Century Aluminum *	26,276	455,889
Clearwater Paper *	7,756	349,330
Compass Minerals International	17,162	213,667
Hawkins	8,768	664,351
Haynes International	6,186	372,088
HB Fuller	24,535	1,833,010
Ingevity *	16,281	832,610
Innospec	11,251	1,350,120
Kaiser Aluminum	7,591	686,910
Koppers Holdings	9,782	501,621
Materion	9,463	1,087,677
Mativ Holdings	26,329	480,768
Mercer International	21,978	222,637
Metallus *	18,418	378,674
Minerals Technologies	14,776	1,077,023
Myers Industries	18,148	397,441
O-I Glass, Cl I *	71,323	1,066,992
Olympic Steel	4,866	309,332
Quaker Chemical	6,431	1,199,574
Sealed Air	66,266	2,086,054
Sensient Technologies	19,224	1,407,581
Stepan	9,767	810,563
SunCoke Energy	39,306	405,245
Sylvamo	16,437	1,027,312
Warrior Met Coal	23,576	1,611,420

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Worthington Steel	14,678	$451,936

		30,774,507

REAL ESTATE — 7.4%
Acadia Realty Trust ‡	46,227	798,803
Alexander & Baldwin ‡	33,584	553,128
American Assets Trust ‡	22,526	480,930
Anywhere Real Estate *	53,017	257,663
Apple Hospitality REIT ‡	96,387	1,422,672
Armada Hoffler Properties ‡	32,139	338,102
Brandywine Realty Trust ‡	82,147	372,947
CareTrust REIT ‡	59,376	1,467,775
Centerspace ‡	6,910	464,697
Chatham Lodging Trust ‡	23,586	216,284
Cushman & Wakefield *	75,746	730,949
DiamondRock Hospitality ‡	97,264	865,650
Douglas Emmett ‡	76,504	1,048,870
Easterly Government Properties, Cl A ‡	43,673	510,537
Elme Communities ‡	41,088	622,894
Essential Properties Realty Trust ‡	71,213	1,875,750
eXp World Holdings (A)	37,664	375,133
Four Corners Property Trust ‡	41,578	975,004
Getty Realty ‡	23,157	627,555
Global Net Lease ‡	92,503	642,896
Highwoods Properties ‡	48,510	1,270,962
Hudson Pacific Properties ‡	62,291	361,288
Innovative Industrial Properties, Cl A ‡	13,029	1,347,199
JBG SMITH Properties ‡	39,595	594,321
Kennedy-Wilson Holdings	51,988	446,577
LTC Properties ‡	19,098	632,144
LXP Industrial Trust ‡	134,935	1,126,707
Macerich ‡	98,770	1,359,075
Marcus & Millichap	10,402	329,431
NexPoint Residential Trust ‡	12,141	415,708
Outfront Media ‡	68,794	1,091,073
Pebblebrook Hotel Trust ‡	55,745	809,975
Phillips Edison ‡	54,950	1,796,865
Retail Opportunity Investments ‡	58,399	716,556
Safehold ‡	22,353	407,713
Saul Centers ‡	6,483	236,046
Service Properties Trust ‡	81,749	501,121
SITE Centers ‡	83,040	1,120,210
SL Green Realty ‡	29,201	1,455,086
St. Joe	15,890	908,908
Summit Hotel Properties ‡	51,397	308,896
Sunstone Hotel Investors ‡	92,921	947,794
Tanger ‡	49,773	1,411,064
Uniti Group ‡	111,897	643,408
Urban Edge Properties ‡	54,359	909,426

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Veris Residential ‡	38,402	$553,373
Whitestone REIT, Cl B ‡	20,708	238,142
Xenia Hotels & Resorts ‡	48,953	678,978

		37,266,285

UTILITIES — 2.0%
American States Water	20,395	1,444,782
Avista	41,437	1,490,903
California Water Service Group	30,528	1,499,535
Chesapeake Utilities	12,317	1,304,001
Clearway Energy, Cl A	22,703	492,882
Clearway Energy, Cl C	45,269	1,058,389
Middlesex Water	11,487	582,621
Northwest Natural Holding	21,913	835,981
SJW Group	16,682	908,335
Unitil	10,532	536,500

		10,153,929

Total Common Stock
(Cost $412,661,924)		492,958,534

RIGHTS — 0.0%

	Number of Rights
Toriba Therapeutics* (B)(C)	2,044	$—

Total Rights

(Cost $122)		—

SHORT-TERM INVESTMENT — 0.8%

	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (D)
(Cost $3,884,406)	3,884,406	$3,884,406

Total Short-Term Investment
(Cost $3,884,406)		3,884,406

Total Investments in Securities— 99.1%
(Cost $416,546,452)		$496,842,940

Percentages are based on Net Assets of $501,295,929.

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Depreciation
Long Contracts
Russell 2000 Index E-MINI	50	Jun-2024	$8,285,125	$7,743,840	$(541,285)

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30. 2024. The total market value of securities on loan at April 30. 2024 was $3,804,349.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30. 2024, was $3,884,406.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$492,958,534	$—	$—	$492,958,534
Rights	—	—	—#	—
Short-Term Investment	3,884,406	—	—	3,884,406

Total Investments in Securities	$496,842,940	$—	$—	$496,842,940

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(541,285)	$—	$—	$(541,285)

Total Other Financial Instruments	$(541,285)	$—	$—	$(541,285)

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value
COMMUNICATION SERVICES — 11.8%
Alphabet, Cl A *	26,200	$4,264,836
Alphabet, Cl C *	204,884	33,732,102
Charter Communications, Cl A *	22,400	5,733,056
Comcast, Cl A	150,500	5,735,555
EchoStar, Cl A *	26,140	417,984
Fox, Cl A	56,100	1,739,661
Fox, Cl B	55,033	1,578,346
Meta Platforms, Cl A	49,459	21,275,778
Netflix *	8,579	4,723,941
News, Cl A	29,775	708,645
Pinterest, Cl A *	30,425	1,017,716
Spotify Technology *	5,194	1,456,605
Take-Two Interactive Software *	6,677	953,542
T-Mobile US	20,000	3,283,400
Walt Disney	75,036	8,336,500
ZoomInfo Technologies, Cl A *	95,550	1,515,423

		96,473,090

CONSUMER DISCRETIONARY — 9.6%
Airbnb, Cl A *	16,970	2,690,933
Amazon.com *	217,422	38,048,850
AutoZone *	365	1,079,086
Booking Holdings	1,100	3,797,233
Chipotle Mexican Grill, Cl A *	1,577	4,982,689
DoorDash, Cl A *	9,330	1,205,996
Gap	88,000	1,805,760
Hilton Worldwide Holdings	9,807	1,934,725
Honda Motor ADR	60,200	2,046,198
Lululemon Athletica *	7,833	2,824,580
NIKE, Cl B	74,307	6,855,564
On Holding, Cl A *	23,720	753,110
Ross Stores	11,838	1,533,613
Starbucks	53,885	4,768,283
TJX	38,699	3,641,189

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — continued
VF	74,700	$930,762

		78,898,571

CONSUMER STAPLES — 2.0%
Anheuser-Busch InBev ADR (A)	75,500	4,504,330
Celsius Holdings *	6,668	475,228
elf Beauty *	4,311	700,667
Freshpet *	7,948	843,044
Haleon ADR (A)	457,575	3,903,115
Molson Coors Beverage, Cl B	40,200	2,301,852
PepsiCo	22,524	3,962,197

		16,690,433

ENERGY — 2.4%
Baker Hughes, Cl A	86,000	2,805,320
Cheniere Energy	8,873	1,400,337
ConocoPhillips	21,900	2,751,078
Occidental Petroleum	149,200	9,868,088
Williams	72,300	2,773,428

		19,598,251

FINANCIALS — 15.7%
Aegon	240,169	1,481,843
Ares Management, Cl A	11,317	1,506,179
Bank of America	146,600	5,425,666
Bank of New York Mellon	95,200	5,377,848
Berkshire Hathaway, Cl B *	17,683	7,015,377
Brighthouse Financial *	16,808	810,986
Capital One Financial	46,800	6,712,524
Charles Schwab	149,600	11,062,920
Corpay *	10,266	3,101,769
Fidelity National Information
Services	68,100	4,625,352
Fiserv *	61,100	9,328,137
Global Payments	15,285	1,876,539
Goldman Sachs Group	11,000	4,693,810
Mastercard, Cl A	22,698	10,241,338
MetLife	101,500	7,214,620
Moody’s	15,103	5,593,094
MSCI, Cl A	8,652	4,030,015
S&P Global	7,574	3,149,656
State Street	27,900	2,022,471
Tradeweb Markets, Cl A	12,901	1,312,161
Truist Financial	97,000	3,642,350
UBS Group	51,100	1,372,035
Visa, Cl A	55,173	14,820,019
Wells Fargo	208,000	12,338,560

		128,755,269

HEALTH CARE — 10.3%
Align Technology *	4,665	1,317,303
Alnylam Pharmaceuticals *	24,201	3,483,734
Avantor *	126,100	3,055,403
Baxter International	65,700	2,652,309
BioMarin Pharmaceutical *	37,000	2,988,120

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Boston Scientific *	30,135	$2,165,802
Cigna Group	31,500	11,246,760
CVS Health	79,400	5,376,174
Elanco Animal Health *	145,000	1,908,200
Elevance Health	14,348	7,584,066
Exact Sciences *	13,551	804,252
GE HealthCare Technologies	33,600	2,561,664
ICON *	14,940	4,450,327
IDEXX Laboratories *	2,919	1,438,366
Inspire Medical Systems *	4,981	1,203,709
Intuitive Surgical *	9,015	3,341,139
Medtronic	30,000	2,407,200
Mettler-Toledo International *	6,774	8,329,988
Molina Healthcare *	3,493	1,194,955
Stryker	25,990	8,745,635
Veeva Systems, Cl A *	6,404	1,271,578
Zimmer Biomet Holdings	32,700	3,933,156
Zoetis, Cl A	16,532	2,632,556

		84,092,396

INDUSTRIALS — 11.1%
AMETEK	47,275	8,257,051
Axon Enterprise *	3,822	1,198,808
Builders FirstSource *	4,084	746,637
Carrier Global	70,500	4,335,045
Clean Harbors *	6,394	1,211,343
Copart *	99,131	5,383,805
Equifax	10,588	2,331,372
FedEx	31,900	8,350,782
Fortive	89,984	6,773,096
GXO Logistics *	131,969	6,553,581
HEICO	30,107	6,244,192
Johnson Controls International	112,000	7,287,840
Mercury Systems *	48,310	1,362,342
Norfolk Southern	16,000	3,685,120
TransDigm Group	11,231	14,016,625
TransUnion	32,098	2,343,154
Uber Technologies *	56,324	3,732,591
Veralto	33,157	3,106,148
Waste Connections	26,411	4,280,959

		91,200,491

INFORMATION TECHNOLOGY — 30.4%
Adobe *	19,695	9,115,437
Amphenol, Cl A	82,525	9,966,544
Analog Devices	28,270	5,671,245
Apple	151,784	25,853,369
ASML Holding, Cl G	5,865	5,117,037
Aspen Technology *	5,570	1,096,566
Broadcom	4,024	5,232,286
Cadence Design Systems *	8,219	2,265,403
CDW	8,364	2,022,917
Cisco Systems	50,800	2,386,584

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Cognizant Technology Solutions, Cl A	45,000	$2,955,600
Coherent *	26,300	1,436,769
Gartner *	9,628	3,972,416
Hewlett Packard Enterprise	90,688	1,541,696
HP	71,000	1,994,390
HubSpot *	4,633	2,802,363
Intuit	20,385	12,753,264
Juniper Networks	74,000	2,576,680
Microchip Technology	117,638	10,820,343
Microsoft	135,940	52,925,520
MongoDB, Cl A *	12,743	4,653,489
NVIDIA	24,958	21,564,211
Oracle	80,157	9,117,859
PTC *	8,449	1,499,191
Roper Technologies	21,287	10,887,449
Salesforce	61,818	16,625,333
SAP ADR	57,568	10,431,897
ServiceNow *	6,278	4,352,726
Silicon Laboratories *	8,664	1,052,589
TE Connectivity	23,000	3,254,040
Workday, Cl A *	12,743	3,118,594

		249,063,807

MATERIALS — 2.2%
Celanese, Cl A	12,600	1,935,486
International Flavors & Fragrances	44,100	3,733,065
Linde	20,040	8,836,839
LyondellBasell Industries, Cl A	32,200	3,219,034

		17,724,424

REAL ESTATE — 2.1%
American Tower ‡	45,059	7,730,322
CoStar Group *	13,524	1,237,852
Equinix ‡	4,494	3,195,728
SBA Communications, Cl A ‡	4,618	859,502
Sun Communities ‡	15,600	1,736,592
Welltower ‡	26,567	2,531,304

		17,291,300

UTILITIES — 0.4%
Dominion Energy	61,000	3,109,780

Total Common Stock (Cost $652,481,815)		802,897,812

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2024 (Unaudited)

WARRANTS — 0.1%

	Number of Warrants	Value
Occidental Petroleum, Expires
8/6/2027*	7,000	$310,100
Total Warrants
(Cost $90,720)		310,100

SHORT-TERM INVESTMENT — 0.8%

	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (B)
(Cost $6,652,379)	6,652,379	$6,652,379

Total Short-Term Investment
(Cost $6,652,379)		6,652,379

Total Investments in Securities— 98.9%
(Cost $659,224,914)		$809,860,291

Percentages are based on Net Assets of $819,095,096.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $6,466,352.
(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2024, was $6,652,379.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%

	Shares	Value

AUSTRALIA — 0.2%
Rio Tinto	510	$34,579
Sandfire Resources *	518,990	3,133,371

		3,167,950

BELGIUM — 0.7%
Anheuser-Busch InBev	165,215	9,894,550

BRAZIL — 3.2%
Banco do Brasil	988,200	5,241,191
Cia de Saneamento de Minas Gerais Copasa MG	60,200	227,416
Cury Construtora e Incorporadora	77,200	291,040
Localiza Rent a Car	192,079	1,819,212
MercadoLibre *	12,478	18,201,658
Neoenergia	71,700	264,772
NU Holdings, Cl A *	1,143,810	12,421,777
Petroleo Brasileiro ADR, Cl A	213,010	3,433,721
Suzano	67,800	764,714
TIM	191,000	651,517
Vibra Energia	227,700	1,031,066

		44,348,084

CANADA — 4.1%
Alimentation Couche-Tard	115,490	6,414,009
Canadian Pacific Kansas City (CAD)	176,157	13,847,913
Canadian Pacific Kansas City (USD)	246,078	19,299,898
Dollarama	69,800	5,834,576
Thomson Reuters	76,520	11,581,180

		56,977,576

CHINA — 4.6%
Agricultural Bank of China, Cl H	5,470,000	2,439,600

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Alibaba Group Holding ADR	56,850	$4,255,223
Autohome ADR	18,320	470,824
China Construction Bank, Cl H	6,892,921	4,460,514
China Everbright Environment Group	691,000	280,246
China Galaxy Securities, Cl H	1,507,000	816,449
China Railway Group, Cl H	1,693,000	835,586
China State Construction International Holdings	312,000	329,255
China Taiping Insurance Holdings	543,000	496,569
COSCO SHIPPING Holdings, Cl H	1,217,700	1,575,804
Daqo New Energy ADR *	17,777	341,318
FinVolution Group ADR	75,081	358,136
Gree Electric Appliances of Zhuhai, Cl A	144,100	835,962
Greentown China Holdings	274,000	240,294
Hello Group ADR	41,905	244,306
iQIYI ADR *	199,741	968,744
JD.com ADR	9,835	284,133
Jiangxi Copper, Cl H	397,000	808,698
JinkoSolar Holding ADR	31,278	754,425
Kuaishou Technology, Cl B *	121,100	849,160
Kweichow Moutai, Cl A	6,900	1,617,727
Midea Group, Cl A	30,900	297,172
NARI Technology, Cl A	309,191	999,986
NetEase ADR	14,235	1,330,545
PDD Holdings ADR *	23,490	2,940,478
People’s Insurance Group of China, Cl H	1,361,000	446,800
PetroChina, Cl H	2,000,000	1,863,840
Qifu Technology ADR	57,441	1,050,596
Sinopharm Group, Cl H	226,400	571,852
Tencent Holdings	528,294	23,187,678
Tencent Music Entertainment Group ADR *	122,316	1,535,066
Vipshop Holdings ADR	125,479	1,887,204
Weibo ADR	113,502	978,387
Yum China Holdings	68,863	2,514,188
Yutong Bus, Cl A	127,100	448,711
Zhejiang Semir Garment, Cl A	462,200	414,707
ZTE, Cl H	124,000	267,315

		63,997,498

DENMARK — 0.4%
Coloplast, Cl B	14,168	1,711,485
Pandora	28,915	4,409,411

		6,120,896

FRANCE — 10.3%
Air Liquide	68,924	13,505,929
Alstom (A)	882,868	13,947,936

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — continued
AXA (A)	179,703	$6,220,984
BNP Paribas	68,487	4,937,945
Carrefour	327,939	5,527,619
Cie de Saint-Gobain	48,312	3,827,998
Danone	199,951	12,538,503
Dassault Systemes	64,094	2,520,659
Hermes International	2,847	6,828,817
Ipsen	26,471	3,226,038
Kering	34,964	12,277,407
L’Oreal	44,607	20,954,418
LVMH Moet Hennessy Louis Vuitton	28,389	23,364,676
Publicis Groupe	27,052	2,990,851
Rexel	95,532	2,480,943
Vinci	65,196	7,654,126
Worldline *	152,932	1,589,343

		144,394,192

GERMANY — 4.6%
Allianz	16,099	4,577,453
Carl Zeiss Meditec	18,408	1,946,021
CompuGroup Medical & KgaA	19,138	574,400
Deutsche Telekom	601,734	13,809,607
Hannover Rueck	16,332	4,058,858
Heidelberg Materials	29,558	2,980,317
Infineon Technologies	312,537	10,866,871
LANXESS	226,563	6,415,690
Nemetschek	22,647	2,005,153
RWE	181,962	6,350,951
SAP	62,696	11,342,639

		64,927,960

GREECE — 0.4%
FF Group *(B)	8,921	4,579
National Bank of Greece *	559,012	4,507,437
Piraeus Financial Holdings *	350,425	1,406,490

		5,918,506

HONG KONG — 1.9%
AIA Group	1,336,800	9,793,080
China Lumena New Materials *(B)	15,350	—
Link REIT ‡	618,200	2,649,368
Orient Overseas International	29,000	423,047
Prudential	1,469,251	12,805,121
Sinotruk Hong Kong	144,000	358,443
WH Group	75,534	54,912

		26,083,971

INDIA — 4.0%
ABB India	14,630	1,145,574
Ashoka Buildcon *	406,254	846,559
Bajaj Auto	27,221	2,906,055
Bank of Baroda	529,640	1,780,818

COMMON STOCK — continued

	Shares	Value

INDIA — continued
Bharat Petroleum	38,872	$282,855
Birlasoft	43,755	339,492
Canara Bank	188,782	1,403,252
Chambal Fertilisers and Chemicals	63,209	320,802
Chennai Petroleum	31,413	384,202
Colgate-Palmolive India	36,979	1,251,429
GAIL India	215,708	538,864
Hindalco Industries	52,638	404,827
ICICI Bank ADR	715,380	19,694,411
Indian Oil	780,036	1,575,192
InterGlobe Aviation *	33,452	1,595,124
ITD Cementation India	139,695	632,136
JK Tyre & Industries	102,390	515,906
KPIT Technologies	32,802	584,784
LIC Housing Finance	96,509	777,255
Mahindra & Mahindra	15,732	405,790
Manappuram Finance	302,210	721,548
NCC	390,956	1,130,940
Nippon Life India Asset Management	69,092	486,506
Oil & Natural Gas	725,238	2,448,227
Power Finance	168,198	886,614
Power Grid Corp of India	232,645	839,099
REC	604,267	3,660,467
Shriram Finance	55,772	1,701,610
Trent	17,344	915,502
Union Bank of India	156,371	288,237
Varun Beverages	231,927	4,102,745
Zomato *	704,130	1,625,081

		56,191,903

INDONESIA — 0.7%
Astra International	2,753,300	868,819
Bank Central Asia	4,065,100	2,444,282
Bank Negara Indonesia Persero	6,305,200	2,028,617
Bank Rakyat Indonesia Persero	12,320,800	3,729,550
Perusahaan Gas Negara	6,253,200	564,680

		9,635,948

IRELAND — 0.8%
AIB Group	839,447	4,353,491
Bank of Ireland Group	182,245	1,948,195
Ryanair Holdings ADR	39,787	5,418,989

		11,720,675

ITALY — 4.3%
Amplifon	47,150	1,577,198
Enel	1,960,761	12,911,805
Ferrari	75,393	31,066,960
PRADA	195,800	1,597,117
UniCredit	363,963	13,384,763

		60,537,843

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — 7.3%
Daifuku	67,500	$1,385,732
FANUC	437,500	12,987,264
Fujitsu	296,900	4,596,758
Hoya	42,100	4,891,923
Kajima	78,100	1,499,496
Keyence	12,700	5,597,499
M3	39,500	418,767
MatsukiyoCocokara	116,400	1,654,309
Mitsubishi Electric	249,700	4,361,933
MS&AD Insurance Group Holdings	138,900	2,502,844
Murata Manufacturing	486,500	8,909,183
Nintendo	141,600	6,921,050
Nippon Telegraph & Telephone	1,746,800	1,890,149
Nomura Research Institute	61,800	1,498,756
Obic	9,600	1,236,022
OKUMA	37,200	1,674,514
Renesas Electronics	813,300	13,233,906
Sanken Electric	18,000	778,850
Secom	34,700	2,415,710
Seven & i Holdings	565,200	7,319,306
Shimamura	37,200	1,837,922
Shin-Etsu Chemical	98,600	3,825,190
Socionext	102,500	3,003,318
Sompo Holdings	103,500	2,052,834
Sundrug	36,000	1,047,665
TIS	72,400	1,549,655
TOPPAN Holdings	99,700	2,370,539

		101,461,094

MALAYSIA — 0.1%
YTL	1,222,600	790,467

MEXICO — 0.8%
Cemex ADR *	481,475	3,808,467
Fibra Uno Administracion ‡	331,300	476,772
Grupo Aeroportuario del Sureste, Cl B	8,905	308,305
Grupo Financiero Banorte, Cl O	210,300	2,097,261
Wal-Mart de Mexico	1,143,066	4,283,520

		10,974,325

NETHERLANDS — 9.6%
Adyen *	11,705	14,049,595
Akzo Nobel	161,218	10,657,966
ASM International	37,721	23,773,670
ASML Holding, Cl G	19,641	17,136,183
ASML Holding	19,100	16,668,383
BE Semiconductor Industries	18,372	2,442,183
Heineken	27,983	2,728,540
ING Groep	476,278	7,544,589
Koninklijke Philips *	585,306	15,573,437
Shell (EUR)	480,958	17,219,563

COMMON STOCK — continued

	Shares	Value

NETHERLANDS — continued
Shell (GBP)	67,235	$2,395,074
Universal Music Group	119,266	3,514,988

		133,704,171

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,325,711

POLAND — 0.0%
Jastrzebska Spolka Weglowa *	23,039	173,880

QATAR — 0.0%
Ooredoo QPSC	168,287	461,738

RUSSIA — 0.0%
Gazprom PJSC *(B)	597,226	—
Sberbank of Russia PJSC ADR (B)	55,964	—

		—

SAUDI ARABIA — 0.2%
Arab National Bank	63,814	524,510
Etihad Etisalat	49,193	680,937
Leejam Sports JSC	13,438	750,116
Saudi Aramco Base Oil	10,666	429,691
Saudi Awwal Bank	26,371	286,175
United Electronics	12,921	340,964

		3,012,393

SINGAPORE — 0.7%
DBS Group Holdings	131,670	3,355,172
United Overseas Bank	253,800	5,637,395

		8,992,567

SOUTH KOREA — 3.5%
BNK Financial Group	46,342	279,788
Coupang, Cl A *	623,612	14,031,270
DB HiTek	9,639	284,838
DB Insurance	7,689	539,344
DL E&C	10,183	272,977
GS Holdings	16,151	522,190
Hana Financial Group	42,103	1,775,770
Hankook Tire & Technology	10,334	438,496
HD Hyundai Infracore	82,232	489,220
Hyundai Electric & Energy System	2,813	496,254
Hyundai Marine & Fire Insurance	11,585	261,520
Industrial Bank of Korea	44,686	449,252
KB Financial Group ADR	9,200	496,524
KB Financial Group	3,920	212,609
Kia	37,662	3,190,823
KIWOOM Securities	3,510	333,322
Korea Gas *	14,406	286,607
Korean Air Lines	26,355	397,438

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
KT	12,629	$315,750
LX International	37,357	751,678
OCI Holdings	6,420	437,442
Samsung Electronics GDR	3,596	5,018,059
Samsung Electronics	176,931	9,834,999
Samsung Securities	12,364	338,228
SK Hynix	44,986	5,551,528
SOLUM *	21,041	396,404
SOOP	6,991	565,863
Youngone	17,316	479,185

		48,447,378

SPAIN — 1.8%
Aena SME (A)	40,651	7,422,490
Amadeus IT Group	89,520	5,693,133
Iberdrola	603,536	7,414,557
Industria de Diseno Textil (A)	102,894	4,693,884

		25,224,064

SWEDEN — 0.6%
Assa Abloy, Cl B	91,292	2,421,843
Atlas Copco, Cl A	351,639	6,184,312

		8,606,155

SWITZERLAND — 1.8%
ABB	144,340	7,029,313
Alcon	58,644	4,506,932
Julius Baer Group	49,847	2,680,833
Straumann Holding	12,550	1,672,187
UBS Group	371,545	9,780,334

		25,669,599

TAIWAN — 5.5%
Alchip Technologies	26,000	2,452,191
Arcadyan Technology	95,000	500,841
Asia Vital Components	54,087	1,066,906
Asustek Computer	35,000	458,946
Bora Pharmaceuticals	23,000	539,078
Chicony Electronics	92,000	569,536
Compal Electronics	511,000	557,378
Compeq Manufacturing	221,000	520,646
E Ink Holdings	201,000	1,285,038
Evergreen Marine Taiwan	153,400	891,339
Gold Circuit Electronics	51,000	304,664
Hon Hai Precision Industry	623,000	2,965,698
International Games System	28,000	856,275
MediaTek	122,000	3,678,444
Micro-Star International	48,000	233,554
MPI	27,000	362,382
Novatek Microelectronics	69,000	1,303,770
Pou Chen	311,000	344,237
Powertech Technology	141,000	750,877
Quanta Computer	320,000	2,511,438
Radiant Opto-Electronics	63,000	384,106

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Raydium Semiconductor	32,000	$417,150
Sercomm	126,000	476,700
Sitronix Technology	60,000	512,423
Taiwan Semiconductor Manufacturing ADR	183,585	25,213,564
Taiwan Semiconductor Manufacturing	1,026,000	24,566,307
United Microelectronics ADR (A)	58,748	452,360
Wistron	177,000	606,059
Wiwynn	8,000	569,113
WT Microelectronics	69,000	314,996
Yang Ming Marine Transport	298,000	476,438

		76,142,454

THAILAND — 0.1%
Bangchak	731,300	823,723
Sansiri	4,525,800	206,763

		1,030,486

TURKEY — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	99,100	558,483
Anadolu Grubu Holding	38,293	383,595
Dogus Otomotiv Servis ve Ticaret	57,048	499,973
KOC Holding	229,604	1,603,431
Mavi Giyim Sanayi Ve Ticaret, Cl B	199,847	570,965
Turk Hava Yollari AO *	99,580	1,001,910
Yapi ve Kredi Bankasi	494,678	495,507

		5,113,864

UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	398,396	890,531
Emirates NBD Bank PJSC	172,071	796,430

		1,686,961

UNITED KINGDOM — 11.8%
3i Group	203,458	7,284,128
Ashtead Group	64,385	4,684,823
Barclays	7,082,828	17,894,971
Berkeley Group Holdings	52,208	3,072,314
BP	2,919,986	18,860,248
Compass Group	634,069	17,672,437
CRH	103,531	8,034,172
Diageo	351,836	12,184,584
Halma	65,190	1,790,361
Intermediate Capital Group	115,786	3,024,101
JD Sports Fashion	1,562,940	2,242,267
Kingfisher	1,027,276	3,170,913
Legal & General Group	1,720,405	5,060,735
London Stock Exchange Group	34,042	3,760,585
NatWest Group	1,357,863	5,135,736
RELX (EUR)	129,785	5,347,630
RELX (GBP)	52,836	2,175,374

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Segro ‡	358,116	$3,774,530
Smith & Nephew	156,587	1,901,093
SSP Group	4,051,957	9,934,492
Tate & Lyle	1,167,693	9,593,353
Taylor Wimpey	1,646,203	2,703,108
Unilever	150,091	7,780,449
Vistry Group	127,334	1,895,426
Weir Group	83,027	2,123,030
WH Smith	325,489	4,461,374

		165,562,234

UNITED STATES — 13.5%
Accenture, Cl A	3,004	903,934
Aon, Cl A	53,550	15,101,635
Arch Capital Group *	171,590	16,050,529
Atlassian, Cl A *	93,020	16,027,346
EPAM Systems *	28,195	6,633,156
Experian	287,761	11,630,633
Ferguson	81,955	17,316,568
ICON *	91,408	27,228,615
Linde	26,260	11,579,610
Monday.com *	37,555	7,110,288
Nestle	32,492	3,269,673
Schneider Electric	92,863	21,214,786
Spotify Technology *	39,450	11,063,358
STERIS	57,404	11,742,562
Waste Connections	77,395	12,544,956

		189,417,649

Total Common Stock (Cost $1,120,101,187)		1,371,714,742

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Bradespar(C)	225,400	$871,055
Cia Energetica de Minas Gerais(C)	201,370	377,246
Marcopolo(C)	252,020	322,859

		1,571,160

Total Preferred Stock (Cost $1,751,210)		1,571,160

SHORT-TERM INVESTMENT — 1.9%

	Shares	Value
State Street Institutional US
Government Money Market
Fund, Premier Class, 5.300%, (D)
(Cost $26,576,890)	26,576,890	$26,576,890

Total Short-Term Investment
(Cost $26,576,890)		26,576,890

Total Investments in Securities— 100.1%
(Cost $1,148,429,287)		$1,399,862,792

Percentages are based on Net Assets of $1,398,890,467.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30. 2024. The total market value of securities on loan at April 30. 2024 was $25,121,752.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30. 2024, was $26,576,890.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JSC —Joint-Stock Company

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2024 (Unaudited)

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$–	$3,167,950	$–		$3,167,950
Belgium	–	9,894,550	–		9,894,550
Brazil	44,348,084	–	–		44,348,084
Canada	56,977,576	–	–		56,977,576
China	19,913,578	44,083,920	–		63,997,498
Denmark	–	6,120,896	–		6,120,896
France	–	144,394,192	–		144,394,192
Germany	–	64,927,960	–		64,927,960
Greece	–	5,913,927	4,579		5,918,506
Hong Kong	–	26,083,971	–	#	26,083,971
India	19,694,411	36,497,492	–		56,191,903
Indonesia	–	9,635,948	–		9,635,948
Ireland	5,418,990	6,301,685	–		11,720,675
Italy	–	60,537,843	–		60,537,843
Japan	–	101,461,094	–		101,461,094
Malaysia	–	790,467	–		790,467
Mexico	10,974,325	–	–		10,974,325
Netherlands	17,136,183	116,567,988	–		133,704,171
New Zealand	–	1,325,711	–		1,325,711
Poland	–	173,880	–		173,880
Qatar	461,738	–	–		461,738
Russia	–	–	–	#	–
Saudi Arabia	–	3,012,393	–		3,012,393
Singapore	–	8,992,567	–		8,992,567
South Korea	14,527,794	33,919,584	–		48,447,378
Spain	–	25,224,064	–		25,224,064
Sweden	–	8,606,155	–		8,606,155
Switzerland	–	25,669,599	–		25,669,599
Taiwan	25,665,924	50,476,530	–		76,142,454
Thailand	–	1,030,486	–		1,030,486
Turkey	2,674,369	2,439,495	–		5,113,864
United Arab Emirates	1,686,961	–	–		1,686,961
United Kingdom	–	165,562,234	–		165,562,234
United States	135,985,988	53,431,661	–		189,417,649

Total Common Stock	355,465,921	1,016,244,242	4,579		1,371,714,742

Preferred Stock	1,571,160	–	–		1,571,160
Short-Term Investment	26,576,890	–	–		26,576,890

Total Investments in Securities	$383,613,971	$1,016,244,242	$4,579		$1,399,862,792

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%

	Shares	Value
AUSTRALIA — 6.1%
Accent Group	151,545	$184,568
ALS	125,080	1,048,299
Alumina *	655,901	675,438
Arcadium Lithium *	50,602	212,384
Audinate Group *	21,035	253,145
Cettire *	42,764	81,485
Data#3	26,476	130,535
Emeco Holdings	85,896	39,954
Inghams Group	20,016	47,489
Kelsian Group	78,580	279,940
Neuren Pharmaceuticals *	5,900	72,613
Orora	345,330	485,206
Perenti	457,282	281,351
Perseus Mining	211,566	310,203
Pro Medicus	1,844	132,060
Ramelius Resources	146,480	194,772
Seven Group Holdings	6,943	169,113
Sigma Healthcare	69,235	56,512
Super Retail Group	17,147	159,821
Technology One	12,719	132,049
Ventia Services Group Pty	166,404	388,207

		5,335,144

AUSTRIA — 2.2%
ANDRITZ	2,153	117,745
BAWAG Group	4,819	288,300
Kontron	3,415	68,878
Palfinger (A)	16,840	379,190
Porr Ag	4,350	66,062
Raiffeisen Bank International	12,496	231,231
Schoeller-Bleckmann Oilfield Equipment	12,560	612,103
Strabag	521	22,228

COMMON STOCK — continued
	Shares	Value
AUSTRIA — continued
Vienna Insurance Group Wiener Versicherung Gruppe	4,193	$130,782

		1,916,519

BELGIUM — 0.4%
Colruyt Group NorthV	2,485	115,183
Melexis	2,141	179,260
X-Fab Silicon Foundries *	4,357	30,195

		324,638

BRAZIL — 0.4%
Cia de Saneamento do Parana	50,600	250,994
Marcopolo	63,000	62,719
Schulz	56,900	67,844

		381,557

CANADA — 3.3%
Alamos Gold, Cl A	3,703	54,581
Badger Infrastructure Solutions	1,108	36,252
Bird Construction	2,186	30,120
Boardwalk Real Estate Investment Trust ‡	11,486	592,505
Bombardier, Cl B *	912	41,635
Calibre Mining *	102,778	145,132
CI Financial	19,014	225,038
Cogeco	1,557	58,173
Docebo *	3,114	139,488
Dundee Precious Metals	29,094	220,664
iA Financial	1,725	104,792
Linamar	2,077	98,011
North American Construction Group	17,103	361,020
Pason Systems	15,967	181,885
Primaris REIT ‡	26,763	257,140
Propel Holdings	3,748	60,700
Russel Metals	799	22,548
Sienna Senior Living	20,920	204,046
Transcontinental, Cl Common Subs. Receipt	7,065	70,246

		2,903,976

CHINA — 2.6%
ANE Cayman *	139,000	92,605
Beijing Jingneng Clean Energy, Cl H	432,000	105,137
Chaoju Eye Care Holdings	104,000	50,869
China Overseas Property Holdings	135,000	82,128
China World Trade Center, Cl A	16,900	54,239
E-Commodities Holdings, Cl New Shares	292,000	60,403
FinVolution Group ADR	28,978	138,225
First Tractor, Cl H	48,000	49,717
Fufeng Group	408,000	297,755
Jinan Acetate Chemical	5,551	138,611

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
JNBY Design	83,000	$151,153
Kerry Logistics Network	289,651	271,151
LexinFintech Holdings ADR	47,114	79,151
Sinofert Holdings	364,000	40,410
Sinopec Engineering Group, Cl H	209,000	134,644
Tongcheng Travel Holdings *	25,200	66,336
Yangzijiang Shipbuilding Holdings	257,600	330,974
Yuexiu Services Group	351,000	132,823

		2,276,331

DENMARK — 1.6%
ALK-Abello *	10,711	198,957
cBrain	1,078	43,055
D/S Norden	1,552	65,567
Dfds	20,560	629,362
Netcompany Group *	7,876	286,282
Per Aarsleff Holding	2,962	139,061

		1,362,284

EGYPT — 0.1%
Centamin	33,387	50,522

FINLAND — 0.2%
Finnair *	46,808	146,798
Puuilo	3,861	42,148

		188,946

FRANCE — 6.2%
CGG *	173,228	72,620
Elis	30,875	694,521
Esso Francaise	208	39,610
IPSOS	17,966	1,204,557
LISI	27,794	729,701
Mersen	1,933	71,532
Nexans	3,144	335,470
Rubis SCA	1,960	67,959
SOITEC *	2,147	210,343
Sopra Steria Group	5,131	1,125,639
Verallia	9,392	362,432
VusionGroup *,(A)	2,802	458,139

		5,372,523

GEORGIA — 0.2%
TBC Bank Group	4,458	193,139

GERMANY — 2.2%
Amadeus Fire	517	62,148
Atoss Software	1,713	458,820
Aurubis	3,322	265,119
Cliq Digital	3,356	57,150
CTS Eventim & KGaA	1,282	113,584
HUGO BOSS	853	46,052

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
KION Group	505	$23,319
SMA Solar Technology *	2,212	116,243
SUESS MicroTec	15,546	770,921

		1,913,356

GREECE — 0.3%
Piraeus Financial Holdings *	29,714	119,262
Titan Cement International	4,807	152,451

		271,713

HONG KONG — 0.9%
Cowell e Holdings *	27,000	61,268
Skyworth Group	148,000	60,875
Stella International Holdings	47,500	86,601
United Energy Group	988,000	70,490
United Laboratories International Holdings	176,000	207,587
Vitasoy International Holdings	351,309	262,253
Yue Yuen Industrial Holdings	18,500	32,762

		781,836

HUNGARY — 0.3%
Magyar Telekom
Telecommunications	95,151	240,770

INDIA — 3.3%
Ahluwalia Contracts India	7,911	105,609
Ajanta Pharma	4,236	112,351
Birlasoft	7,473	57,983
BLS International Services	22,205	93,104
Chennai Petroleum	9,100	111,299
Cosmo First	13,714	98,906
Force Motors	942	107,140
Fusion Micro Finance *	11,745	72,610
GHCL	5,192	31,879
Godawari Power and Ispat	38,406	408,770
Great Eastern Shipping	19,442	253,357
Jupiter Life Line Hospitals *	3,150	46,361
Karur Vysya Bank	192,039	468,652
Kaveri Seed	3,311	34,435
Kirloskar Ferrous Industries	4,979	36,660
Manappuram Finance	20,118	48,033
Motilal Oswal Financial Services	6,139	174,587
NESCO	7,890	81,826
NMDC Steel *	142,833	109,784
PTC India	95,266	255,655
Sarda Energy & Minerals	41,765	119,812
Shipping Corp of India	12,555	34,062

		2,862,875

INDONESIA — 0.2%
First Pacific	334,000	156,233
Summarecon Agung	617,700	19,514

		175,747

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
IRELAND — 0.5%
hVIVO	326,589	$115,320
Keywords Studios	22,286	318,887

		434,207

ISRAEL — 0.6%
Africa Israel Residences	1,049	63,180
Cellebrite DI *	13,274	143,492
Isras Investment	685	131,041
Oil Refineries	489,658	142,220

		479,933

ITALY — 3.5%
BPER Banca	45,233	235,357
Buzzi	7,141	257,788
d’Amico International Shipping	14,183	101,950
De’ Longhi	38,166	1,253,969
Iveco Group	30,478	382,891
Orsero	5,349	83,486
OVS	48,348	126,553
SOL	5,318	204,970
Telecom Italia *	122,145	29,014
Unipol Gruppo	10,646	95,622
Webuild	106,396	267,573

		3,039,173

JAPAN — 25.7%
77 Bank	4,100	116,166
Abalance	5,500	70,534
Activia Properties ‡	74	184,073
Advance Residence Investment ‡	187	405,196
Aeon Hokkaido	6,800	40,086
Aica Kogyo	12,600	292,708
Aichi Financial Group	5,223	98,732
Anycolor *	2,700	37,251
AOKI Holdings	6,000	42,363
Aoyama Trading	30,500	313,970
Ariake Japan	22,078	720,981
Asics	26,301	1,129,830
Avex	3,100	25,579
Charm Care	44,300	421,655
Chiyoda *	80,000	221,089
Concordia Financial Group	142,466	769,334
Credit Saison	1,800	33,300
Daiseki	13,370	254,662
Daiseki Eco. Solution	17,300	96,357
DD GROUP *	3,500	28,237
Dentsu Soken	8,600	285,535
DMG Mori	46,600	1,248,507
Echo Trading	3,900	29,880
Eiken Chemical	13,000	165,684
ES-Con Japan	8,800	58,082
Ferrotec Holdings	8,900	169,356
Fuji	2,000	24,441

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Fuji Seal International	40,800	$525,422
Global One Real Estate Investment ‡	641	437,166
Greens	5,100	72,124
GS Yuasa	20,300	383,861
Hanwa	3,800	146,536
Hitachi Zosen	16,100	124,889
Horiba	6,820	663,142
Hoshino Resorts REIT ‡	96	336,800
HS Holdings	13,800	84,305
Hyakugo Bank	23,600	97,273
Ichigo Office REIT Investment ‡	51	26,209
Internet Initiative Japan	71,146	1,206,395
ISB	4,900	40,014
Ishizuka Glass	2,100	36,158
Iwatani	16,050	913,386
J Trust	20,800	59,320
Japan Communications *	26,900	33,829
JINS Holdings	4,500	94,750
Juroku Financial Group	3,700	111,377
Kansai Paint	2,800	36,532
Koshidaka Holdings	5,000	27,414
Kurita Water Industries	26,558	1,054,145
Kyoei Steel	3,200	45,657
Mabuchi Motor	43,160	669,944
Management Solutions	6,200	67,092
Maruzen Showa Unyu	3,600	107,944
Matsuda Sangyo	5,600	97,684
Megmilk Snow Brand	6,600	106,826
Menicon	50,462	487,972
Miroku Jyoho Service	8,500	91,634
Mitachi	5,400	39,238
Mitsubishi Motors	116,400	369,673
Mitsubishi Shokuhin	2,500	88,843
Mitsui Matsushima Holdings (A)	6,400	129,010
Morinaga Milk Industry	8,100	159,076
MTG	9,300	91,229
NET One Systems	6,700	112,358
NGK Insulators	17,300	236,190
Nichicon	15,400	130,655
Nikkiso	16,400	131,265
Nippon Paper Industries	3,200	22,298
Nippon Shokubai	8,800	83,831
Nishi-Nippon Railroad	4,900	76,507
Nissin	2,700	53,539
NTN	95,400	189,745
Oita Bank	2,700	50,244
Onamba	16,200	131,882
Pacific Industrial	5,300	54,787
Pharma Foods International	9,400	50,096
Pressance	13,700	159,111
Prestige International	20,000	85,601

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Rakus	2,300	$23,300
Round One	11,400	50,188
Sakata INX	17,200	175,081
Sakata Seed	14,700	339,446
San-Ai Obbli	3,900	51,277
Sanko Gosei	11,100	47,651
Sanyo Shokai	6,100	108,072
Seiren	33,078	552,241
Seven Bank	446,800	800,465
Sharingtechnology *	14,400	50,269
Shiga Bank	2,300	59,615
Siix	27,600	285,168
Skymark Airlines	10,400	61,394
Solasto	7,500	23,702
Sun Frontier Fudousan	28,300	352,762
T Hasegawa	2,600	50,881
Tess Holdings	28,300	77,676
THK	15,430	337,418
Toei	3,000	71,372
Toho Gas	8,300	213,622
Tokai Carbon	18,100	120,349
Tokyo Century	2,700	26,934
Tokyo Kiraboshi Financial Group	2,900	86,274
Tokyo Steel Manufacturing	12,300	130,767
TOMONY Holdings	23,000	60,931
Topy Industries	3,900	66,293
Toyo Engineering	9,300	55,597
Toyoda Gosei	1,300	25,225
Traders Holdings	15,400	72,903

		22,291,439

LUXEMBOURG — 1.7%
L’Occitane International	350,392	1,444,276

MALAYSIA — 1.0%
Dialog Group	213,400	107,500
Eco World Development Group	276,200	84,298
Scientex	46,600	40,980
Sime Darby Property	1,614,400	330,088
SP Setia Group	718,100	218,664
YTL Power International	82,700	79,280

		860,810

MAURITIUS — 0.1%
Capital	76,542	99,051

MEXICO — 0.0%
Fibra Uno Administracion ‡	13,758	19,799

NETHERLANDS — 0.3%
Eurocommercial Properties ‡	8,011	182,560

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — continued
Koninklijke Heijmans NorthV	1,425	$26,795
Wereldhave ‡	5,078	70,636

		279,991

NORWAY — 2.5%
Hexagon Composites *	140,638	213,100
Hoegh Autoliners	37,231	391,995
PhotoCure *,(A)	29,100	144,274
Salmar	15,349	968,624
Stolt-Nielsen	7,637	326,214
Wallenius Wilhelmsen, Cl B	12,196	123,226

		2,167,433

PHILIPPINES — 0.1%
AREIT ‡	42,600	25,589
Robinsons Land	392,400	105,767

		131,356

POLAND — 0.3%
InPost *	1,686	27,120
Tauron Polska Energia *	272,715	196,467
Text	1,204	26,780

		250,367

PORTUGAL — 0.2%
Mota-Engil SGPS	44,866	194,545

SAUDI ARABIA — 0.1%
Sumou Real Estate	3,618	60,158

SINGAPORE — 0.1%
Best World International *	42,000	75,454
Hour Glass	26,000	30,504

		105,958

SOUTH AFRICA — 0.3%
AVI	27,980	129,089
Investec	10,386	66,146
Vukile Property Fund ‡	60,737	48,615

		243,850

SOUTH KOREA — 2.6%
Binggrae	633	32,591
CJ Logistics	296	26,112
DB Insurance	2,590	181,675
Dongjin Semichem	2,674	82,672
Enchem *	301	61,575
Hanwha General Insurance	36,955	134,400
Hanwha Life Insurance	20,118	42,674
HD Hyundai Infracore	24,710	147,006
Hyundai Marine & Fire Insurance	2,496	56,345
JB Financial Group	17,894	171,690
Jeisys Medical *	26,854	186,200
KIWOOM Securities	1,183	112,342

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
Korea Electric Terminal	1,724	$79,955
Kyung Dong Navien	9,892	425,341
LOT Vacuum	2,230	31,845
OCI Holdings	2,230	151,935
SK Gas	1,273	151,744
SOOP	937	75,843
VT *	4,387	70,065

		2,222,010

SPAIN — 2.8%
Gestamp Automocion	16,960	50,917
Laboratorios Farmaceuticos Rovi	3,946	354,811
Lar Espana Real Estate Socimi ‡	8,528	62,051
Mapfre	23,441	56,662
Melia Hotels International *	241,738	1,883,458

		2,407,899

SWEDEN — 3.4%
B3 Consulting Group	3,873	24,317
BioGaia, Cl B	47,283	505,537
Camurus *	5,853	263,534
Castellum *	3,365	40,145
Fortnox	24,755	144,831
Hemnet Group	11,566	301,804
Hoist Finance *	17,046	81,419
Loomis, Cl B	50,294	1,290,564
Nyfosa	11,674	101,399
Trelleborg, Cl B	6,747	238,745

		2,992,295

SWITZERLAND — 3.3%
Bucher Industries	893	343,925
Georg Fischer	960	67,157
Inficon Holding	407	567,188
IWG *	388,376	898,534
Landis+Gyr Group	8,496	630,007
LEM Holding	48	81,936
Swissquote Group Holding	933	252,931

		2,841,678

TAIWAN — 4.0%
Ardentec	46,000	102,736
Asia Vital Components	5,000	98,629
Chicony Power Technology	83,000	441,003
Depo Auto Parts Industries	89,000	536,933
Elitegroup Computer Systems	80,000	75,062
Far Eastern Department Stores	166,000	172,746
FIT Hon Teng *	293,000	84,025
Getac Holdings	94,000	301,361
ITE Technology	34,000	172,784
L&K Engineering	52,000	428,998
Liton Technology	58,000	66,247
Lotes	3,000	131,412

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
M31 Technology	2,300	$83,713
Makalot Industrial	5,000	59,865
Merry Electronics	18,000	66,550
Nan Pao Resins Chemical	32,000	347,745
Pan German Universal Motors	18,000	182,765
Pegavision	3,000	48,019
Topkey	14,000	84,460

		3,485,053

THAILAND — 0.7%
Exotic Food, Cl F	53,300	43,865
Ichitan Group	506,700	246,621
R&B Food Supply	187,200	56,324
Sappe	109,800	288,099

		634,909

TURKEY — 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi *‡	140,022	42,091
Mavi Giyim Sanayi Ve Ticaret, Cl B	48,334	138,091
Sok Marketler Ticaret	83,726	150,173
Torunlar Gayrimenkul Yatirim Ortakligi ‡	74,011	103,073

		433,428

UNITED KINGDOM — 9.9%
4imprint Group	6,839	529,671
Bloomsbury Publishing	4,265	28,518
Bodycote	7,880	67,922
Britvic	11,769	130,055
Coats Group	898,722	911,862
Craneware	23,400	624,094
Cranswick	1,415	76,151
Currys *	137,138	106,030
CVS Group	55,476	680,052
Darktrace *	5,022	37,566
Domino’s Pizza Group	48,248	195,998
Games Workshop Group	2,913	360,777
Hammerson ‡	245,138	83,322
Harbour Energy	27,575	98,743
IMI	12,150	265,210
Investec	47,629	302,322
J D Wetherspoon *	5,458	49,514
Johnson Service Group	91,186	147,325
Man Group	80,456	258,550
Marks & Spencer Group	66,937	213,700
Mitchells & Butlers *	17,215	51,940
Mitie Group	26,539	38,600
OSB Group	33,487	171,833
Paragon Banking Group	11,440	102,235
Pets at Home Group	10,504	38,432
Safestore Holdings ‡	56,354	544,260
Savills	106,074	1,436,599

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Serco Group	82,659	$188,912
Subsea 7	20,997	338,842
Tate & Lyle	43,110	354,177
Virgin Money UK	23,278	62,022
Yu Group	4,912	113,170

		8,608,404

UNITED STATES — 3.4%
JS Global Lifestyle	330,500	63,744
MDA *	8,245	85,340
Ormat Technologies	14,072	893,475
Reliance Worldwide	197,000	648,168
Samsonite International *	357,305	1,256,407

		2,947,134

Total Common Stock (Cost $77,402,739)		85,227,032

PREFERRED STOCK — 0.3%

GERMANY — 0.1%
Schaeffler(B)	4,763	$27,925

BRAZIL — 0.2%
Cia de Saneamento do Parana(B)	198,900	199,549

Total Preferred Stock (Cost $190,128)		227,474

SHORT-TERM INVESTMENT — 1.3%

State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (C) (Cost $1,143,422)	1,143,422	$1,143,422

Total Short-Term Investment (Cost $1,143,422)		1,143,422

Total Investments in Securities— 99.7% (Cost $78,736,289)		$86,597,928

Percentages are based on Net Assets of $86,876,630.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2024. The total market value of securities on loan at April 30, 2024 was $1,088,157.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2024, was $1,143,422.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

SGPS — Sociedade Gestora de Participaçőes Sociais (holding company)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2024 (Unaudited)

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$5,335,144	$–	$5,335,144
Austria	22,227	1,894,292	–	1,916,519
Belgium	–	324,638	–	324,638
Brazil	381,557	–	–	381,557
Canada	2,903,976	–	–	2,903,976
China	217,377	2,058,954	–	2,276,331
Denmark	–	1,362,284	–	1,362,284
Egypt	–	50,522	–	50,522
Finland	–	188,946	–	188,946
France	–	5,372,523	–	5,372,523
Georgia	193,139	–	–	193,139
Germany	–	1,913,356	–	1,913,356
Greece	–	271,713	–	271,713
Hong Kong	–	781,836	–	781,836
Hungary	–	240,770	–	240,770
India	–	2,862,875	–	2,862,875
Indonesia	–	175,747	–	175,747
Ireland	115,321	318,886	–	434,207
Israel	206,672	273,261	–	479,933
Italy	–	3,039,173	–	3,039,173
Japan	–	22,291,439	–	22,291,439
Luxembourg	–	1,444,276	–	1,444,276
Malaysia	–	860,810	–	860,810
Mauritius	–	99,051	–	99,051
Mexico	19,799	–	–	19,799
Netherlands	–	279,991	–	279,991
Norway	213,100	1,954,333	–	2,167,433
Philippines	25,589	105,767	–	131,356
Poland	223,247	27,120	–	250,367
Portugal	–	194,545	–	194,545
Saudi Arabia	–	60,158	–	60,158
Singapore	105,958	–	–	105,958
South Africa	195,235	48,615	–	243,850
South Korea	–	2,222,010	–	2,222,010
Spain	–	2,407,899	–	2,407,899
Sweden	–	2,992,295	–	2,992,295
Switzerland	–	2,841,678	–	2,841,678
Taiwan	–	3,485,053	–	3,485,053
Thailand	43,865	591,044	–	634,909
Turkey	138,091	295,337	–	433,428
United Kingdom	1,533,780	7,074,624	–	8,608,404
United States	85,340	2,861,794	–	2,947,134

Total Common Stock	6,624,273	78,602,759	–	85,227,032

Preferred Stock	199,549	27,925	–	227,474
Short-Term Investment	1,143,422	–	–	1,143,422

Total Investments in Securities	$7,967,244	$78,630,684	$–	$86,597,928

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS OPEN-END MUTUAL FUNDS — 99.7%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,769,200	$ 30,869,744
Catholic Responsible Investments Equity Index Fund†	2,876,562	31,642,181
Catholic Responsible Investments International Equity Fund†	1,129,644	11,014,032
Catholic Responsible Investments International Small-Cap Fund†	280,662	2,666,291
Catholic Responsible Investments Multi-Style US Equity Fund†	880,827	9,310,338
Catholic Responsible Investments Opportunistic Bond Fund†	1,850,417	16,783,279
Catholic Responsible Investments Short Duration Bond Fund†	1,804,279	17,140,654
Catholic Responsible Investments Small-Cap Fund†	584,367	5,341,116

Total Open-End Mutual Funds (Cost $112,497,128)		124,767,635

Total Investments in Securities— 99.7% (Cost $112,497,128)		$124,767,635

Percentages	are based on Net Assets of $125,156,001.

†	Investment in Affiliated Security.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2024	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$30,189,119	$1,114,627	$(1,394,880)	$(258,659)	$1,219,537	$30,869,744	$695,294	$—
Catholic Responsible Investments Equity Index Fund	26,745,411	558,875	(1,128,585)	82,983	5,383,497	31,642,181	219,597	—
Catholic Responsible Investments International Equity Fund	9,510,953	207,171	(456,506)	23,056	1,729,358	11,014,032	69,935	—
Catholic Responsible Investments International Small-Cap Fund	2,298,160	50,073	(114,127)	5,528	426,657	2,666,291	15,763	—
Catholic Responsible Investments Multi-Style US Equity Fund	8,000,250	135,327	(355,060)	40,066	1,489,755	9,310,338	28,587	—
Catholic Responsible Investments Opportunistic Bond Fund	16,541,125	620,413	(697,440)	(43,898)	363,079	16,783,279	410,746	—
Catholic Responsible Investments Short Duration Bond Fund	17,129,576	579,196	(697,440)	(38,187)	167,509	17,140,654	369,530	—
Catholic Responsible Investments Small-Cap Fund	4,649,617	112,157	(228,253)	8,865	798,730	5,341,116	43,538	—

Totals	$115,064,211	$3,377,839	$(5,072,291)	$(180,246)	$11,578,122	$124,767,635	$1,852,990	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	25,543,782	$209,203,573
Catholic Responsible Investments Equity Index Fund†	19,844,524	218,289,761
Catholic Responsible Investments International Equity Fund†	14,243,052	138,869,756
Catholic Responsible Investments International Small-Cap Fund†	3,655,959	34,731,609
Catholic Responsible Investments Multi-Style US Equity Fund†	30,062,794	317,763,736
Catholic Responsible Investments Opportunistic Bond Fund†	12,610,687	114,378,931
Catholic Responsible Investments Short Duration Bond Fund†	12,255,796	116,430,062
Catholic Responsible Investments Small-Cap Fund†	7,385,473	67,503,220

Total Open-End Mutual Funds (Cost $1,052,349,416)		1,217,170,648

Total Investments in Securities— 99.9% (Cost $1,052,349,416)		$1,217,170,648

Percentages are based on Net Assets of $1,217,955,501.

†	Investment in Affiliated Security.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

APRIL 30, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2024	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$193,701,902	$12,674,479	$(3,095,968)	$(611,620)	$6,534,780	$209,203,573	$4,603,501	$—
Catholic Responsible Investments Equity Index Fund	176,632,656	7,547,040	(2,321,976)	60,086	36,371,955	218,289,761	1,493,807	—
Catholic Responsible Investments International Equity Fund	113,882,934	5,707,476	(1,857,581)	(72,564)	21,209,491	138,869,756	864,889	—
Catholic Responsible Investments International Small-Cap Fund	28,380,134	1,410,922	(464,395)	(23,693)	5,428,641	34,731,609	200,276	—
Catholic Responsible Investments Multi-Style US Equity Fund	260,607,295	10,644,658	(3,715,161)	125,477	50,101,467	317,763,736	959,484	—
Catholic Responsible Investments Opportunistic Bond Fund	107,133,601	6,774,633	(1,547,984)	(145,751)	2,164,432	114,378,931	2,739,144	—
Catholic Responsible Investments Short Duration Bond Fund	110,684,491	6,493,472	(1,547,984)	(87,118)	887,201	116,430,062	2,457,983	—
Catholic Responsible Investments Small-Cap Fund	55,690,060	2,962,508	(928,790)	(68,285)	9,847,727	67,503,220	541,214	—

Totals	$1,046,713,073	$54,215,188	$(15,479,839)	$(823,468)	$132,545,694	$1,217,170,648	$13,860,298	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	10,544,050	$86,355,773
Catholic Responsible Investments Equity Index Fund†	16,880,361	185,683,973
Catholic Responsible Investments International Equity Fund†	5,741,975	55,984,256
Catholic Responsible Investments International Small-Cap Fund†	1,498,053	14,231,503
Catholic Responsible Investments Opportunistic Bond Fund†	4,834,635	43,850,142
Catholic Responsible Investments Short Duration Bond Fund†	4,606,967	43,766,187
Catholic Responsible Investments Small-Cap Fund†	3,004,487	27,461,009

Total Open-End Mutual Funds (Cost $383,690,080)		457,332,843

Total Investments in Securities— 99.9% (Cost $383,690,080)		$457,332,843

Percentages are based on Net Assets of $457,809,252.

†	Investment in Affiliated Security.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

APRIL 30, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2024	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$76,686,178	$9,561,980	$(2,172,685)	$(409,005)	$2,689,305	$86,355,773	$1,885,094	$—
Catholic Responsible Investments Equity Index Fund	164,920,038	4,037,107	(15,535,268)	1,536,445	30,725,651	185,683,973	1,271,508	—
Catholic Responsible Investments International Equity Fund	44,964,418	3,917,916	(1,303,611)	(50,872)	8,456,405	55,984,256	348,322	—
Catholic Responsible Investments International Small-Cap Fund	10,763,272	1,656,420	(325,903)	(15,110)	2,152,824	14,231,503	81,853	—
Catholic Responsible Investments Opportunistic Bond Fund	42,307,503	1,831,726	(1,086,342)	(103,268)	900,523	43,850,142	1,053,885	—
Catholic Responsible Investments Short Duration Bond Fund	43,969,582	1,640,012	(2,168,824)	(127,342)	452,759	43,766,187	930,884	—
Catholic Responsible Investments Small-Cap Fund	21,684,821	2,618,861	(651,807)	(38,038)	3,847,172	27,461,009	220,184	—

Totals	$405,295,812	$25,264,022	$(23,244,440)	$792,810	$49,224,639	$457,332,843	$5,791,730	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2024 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	4,181,032	$34,242,654
Catholic Responsible Investments Equity Index Fund†	9,223,453	101,457,984
Catholic Responsible Investments International Equity Fund†	4,518,070	44,051,182
Catholic Responsible Investments International Small-Cap Fund†	1,179,988	11,209,885
Catholic Responsible Investments Multi-Style US Equity Fund†	4,193,388	44,324,113
Catholic Responsible Investments Opportunistic Bond Fund†	1,898,249	17,217,122
Catholic Responsible Investments Short Duration Bond Fund†	1,797,044	17,071,914
Catholic Responsible Investments Small-Cap Fund†	2,384,707	21,796,225

Total Open-End Mutual Funds (Cost $235,859,653)		291,371,079

Total Investments in Securities— 99.8% (Cost $235,859,653)		$291,371,079

Percentages are based on Net Assets of $291,846,844.

†	Investment in Affiliated Security.

As of April 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2024	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$30,394,074	$3,397,411	$(490,037)	$(92,645)	$1,033,851	$34,242,654	$758,233	$—
Catholic Responsible Investments Equity Index Fund	90,880,592	1,187,340	(8,291,930)	986,179	16,695,803	101,457,984	695,387	—
Catholic Responsible Investments International Equity Fund	34,980,339	3,015,262	(588,043)	6,225	6,637,399	44,051,182	274,410	—
Catholic Responsible Investments International Small-Cap Fund	8,443,839	1,202,818	(147,010)	1,688	1,708,550	11,209,885	64,573	—
Catholic Responsible Investments Multi-Style US Equity Fund	37,191,299	619,405	(588,044)	20,907	7,080,546	44,324,113	133,963	—
Catholic Responsible Investments Opportunistic Bond Fund	16,786,654	505,962	(392,541)	(38,874)	355,921	17,217,122	414,860	—
Catholic Responsible Investments Short Duration Bond Fund	17,441,741	453,651	(951,126)	(61,150)	188,798	17,071,914	362,549	—
Catholic Responsible Investments Small-Cap Fund	17,199,505	1,777,162	(294,021)	(13,304)	3,126,883	21,796,225	174,939	—

Totals	$253,318,043	$12,159,011	$(11,742,752)	$809,026	$36,827,751	$291,371,079	$2,878,914	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund		Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund

Assets:
Investments, at Value (Cost $52,251,516, $480,405,146, $2,075,293,984 and $579,105,492)		$52,275,049		$474,662,984	$1,938,821,811	*	$570,232,286*
Repurchase Agreements, at Value (Cost $5,900,000, $1,400,000, $– and $–)		5,900,000		1,400,000	–		–
Dividend and Interest Receivable		78,733		3,545,104	12,941,024		3,113,798
Receivable for Capital Shares Sold		2,702		67,705	998,296		52,690
Receivable for Investment Securities Sold		–		–	3,315,231		10,895,748
Cash and Cash Equivalents		–		195,313	39,634,140		11,841,808
Cash Pledged as Collateral for Futures Contracts		–		–	6,494,533		1,574,943
Prepaid Expenses		17,403		12,860	25,613		24,060

Total Assets		58,273,887		479,883,966	2,002,230,648		597,735,333

Liabilities:
Payable for Investment Securities Purchased		1,110,070		1,765,000	18,798,648		14,433,638
Payable for Capital Shares Redeemed		400,015		14,270	230,617		8,380
Due to Custodian		167,660		–	–		–
Payable Due to Adviser		1,892		112,672	488,737		162,882
Chief Compliance Officer Fees Payable		1,107		2,268	4,185		3,722
Payable Due to Administrator		358		6,812	31,395		8,504
Payable Upon Return of Securities Loaned		–		–	902,396		101,750
Shareholder Servicing		–		–	13,126		12,511
Payable for Variation Margin		–		90,281	–		–
Other Accrued Expenses		29,638		34,803	83,207		43,512

Total Liabilities		1,710,740		2,026,106	20,552,311		14,774,899

Commitments and Contingencies †
Net Assets		$56,563,147		$477,857,860	$1,981,678,337		$582,960,434

Net Assets Consist of:
Paid-in Capital		$56,441,813		$504,714,333	$2,280,163,491		$630,015,147
Total Distributable Earnings (Accumulated Losses)		121,334		(26,856,473)	(298,485,154)		(47,054,713)

Net Assets		$56,563,147		$477,857,860	$1,981,678,337		$582,960,434

Institutional Shares:
Net Assets		$56,563,147		$477,857,860	$1,912,873,844		$531,112,968
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		5,645,387		50,274,963	233,404,286		58,564,652
Net Asset Value, Offering and Redemption Price Per Share		$10.02		$9.50	$8.20		$9.07

Investor Shares:
Net Assets	$	N/A	$	N/A	$68,804,493		$51,847,466
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A	8,397,585		5,716,592
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A	$8.19		$9.07

† See Note 5 in the Notes to Financial Statements

* Includes Market Value of Securities on Loan		$–		$–	$884,629		$99,584

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund			Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund		Catholic Responsible Investments International Small-Cap Fund

Assets:
Investments, at Value (Cost $1,835,549,185, $416,546,452, $659,224,914, $1,148,429,287 and $78,736,289)		$3,557,801,399		$496,842,940	*	$809,860,291	*	$1,399,862,792	*		$86,597,928*
Foreign Currency, at Value (Cost $–, $–, $–, $3,689,028 and $104,809)		–		–		–		3,790,369			116,368
Receivable for Investment Securities Sold		14,564,574		–		915,712		3,141,790			221,692
Dividend and Interest Receivable		1,924,720		297,111		297,861		4,021,498			392,667
Cash Pledged as Collateral for Futures Contracts		511,681		577,799		–		–			–
Receivable for Capital Shares Sold		298,948		71,972		6,492		1,112,031			812
Reclaim Receivable		79,428		–		103,267		2,388,102			202,193
Cash and Cash Equivalents		–		7,695,325		18,990,709		16,437,258			824,015
Unrealized Appreciation on Spot Currency Contracts		–		–		–		–			419
Due from Chief Compliance Officer		1,488		–		–		–			–
Prepaid Expenses		17,954		62,158		24,146		23,321			14,279

Total Assets		3,575,200,192		505,547,305		830,198,478		1,430,777,161			88,370,373

Liabilities:
Due to Custodian		2,401,911		–		–		–			–
Payable for Capital Shares Redeemed		769,485		4,561		64,174		682,594			1,371
Payable Due to Adviser		137,717		83,732		412,285		855,743			66,181
Payable Due to Administrator		60,581		7,918		12,882		22,727			390
Payable for Investment Securities Purchased		–		232,901		3,924,192		1,812,312			74,734
Payable Upon Return of Securities Loaned		–		3,884,406		6,652,379		26,576,890			1,143,422
Shareholder Servicing		–		–		6,109		11,659			–
Chief Compliance Officer Fees Payable		–		759		3,533		3,103			2,587
Unrealized Depreciation on Spot Currency Contracts		–		–		–		801			–
Accrued Foreign Capital Gains Tax on Appreciated
Securities		–		–		–		1,839,185			160,685
Payable for Variation Margin		–		8,460		–		–			–
Other Accrued Expenses		257,873		28,639		27,828		81,680			44,373

Total Liabilities		3,627,567		4,251,376		11,103,382		31,886,694			1,493,743

Commitments and Contingencies †
Net Assets		$3,571,572,625		$501,295,929		$819,095,096		$1,398,890,467			$86,876,630

Net Assets Consist of:
Paid-in Capital		$1,882,933,026		$434,265,939		$686,031,879		$1,135,356,545			$84,766,971
Total Distributable Earnings		1,688,639,599		67,029,990		133,063,217		263,533,922			2,109,659

Net Assets		$3,571,572,625		$501,295,929		$819,095,096		$1,398,890,467			$86,876,630

Institutional Shares:
Net Assets		$3,571,572,625		$501,295,929		$775,323,978		$1,332,079,221			$86,876,630
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		324,765,155		54,837,768		73,321,744		136,554,018			9,145,039
Net Asset Value, Offering and Redemption Price Per Share		$11.00		$9.14		$10.57		$9.75			$9.50

Investor Shares:
Net Assets	$	N/A	$	N/A		$43,771,118		$66,811,246		$	N/A
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A		4,139,116		6,844,813			N/A
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A		$10.57		$9.76		$	N/A

† See Note 5 in the Notes to Financial Statements

* Includes Market Value of Securities on Loan		$–		$3,804,349		$6,466,352		$25,121,752			$1,088,157

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund

Assets:
Affiliated Investments, at Value (Cost $112,497,128, $1,052,349,416, $383,690,080 and $235,859,653)	$124,767,635	$1,217,170,648	$457,332,843	$291,371,079
Cash and Cash Equivalents	370,377	803,159	467,130	460,379
Due from Adviser	10,338	13,433	11,346	14,290
Receivable for Investment Securities Sold	8,001	17,148	10,772	–
Dividend and Interest Receivable	1,466	3,183	1,850	1,785
Receivable for Capital Shares Sold	–	27,050	–	–
Prepaid Expenses	19,060	20,629	21,914	23,198

Total Assets	125,176,877	1,218,055,250	457,845,855	291,870,731

Liabilities:
Audit Fees Payable	6,320	6,320	6,319	6,319
Shareholder Servicing	5,005	49,490	18,134	5,604
Transfer Agent Fee Payable	1,847	2,907	2,177	1,991
Chief Compliance Officer Fees Payable	1,053	260	802	932
Payable for Investment Securities Purchased	–	27,050	–	–
Other Accrued Expenses	6,651	13,722	9,171	9,041

Total Liabilities	20,876	99,749	36,603	23,887

Commitments and Contingencies †
Net Assets	$125,156,001	$1,217,955,501	$457,809,252	$291,846,844

Net Assets Consist of:
Paid-in Capital	$114,115,624	$1,052,560,399	$384,016,894	$234,999,684
Total Distributable Earnings	11,040,377	165,395,102	73,792,358	56,847,160

Net Assets	$125,156,001	$1,217,955,501	$457,809,252	$291,846,844

Institutional Shares:
Net Assets	$90,323,152	$863,192,306	$327,124,939	$251,407,492
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	9,374,490	88,127,724	33,140,969	25,274,263
Net Asset Value, Offering and Redemption Price Per Share	$9.63	$9.79	$9.87	$9.95

Investor Shares:
Net Assets	$34,832,849	$354,763,195	$130,684,313	$40,439,352
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	3,616,567	36,233,289	13,241,597	4,068,162
Net Asset Value, Offering and Redemption Price Per Share	$9.63	$9.79	$9.87	$9.94

† See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Ultra Short Bond Fund	Catholic Responsible Investments Short Duration Bond Fund	Catholic Responsible Investments Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund
Investment Income:
Dividend Income	$–	$–	$165,590	$–
Interest Income	1,691,160	11,216,584	46,719,671	14,834,165
Income from Securities Lending	–	–	2,724	–
Total Investment Income	1,691,160	11,216,584	46,887,985	14,834,165

Expenses:
Investment Advisory Fees	75,331	717,626	2,917,588	976,887
Trustees’ Fees	6,098	12,196	24,391	18,293
Administration Fees	2,713	40,187	193,663	57,833
Chief Compliance Officer Fees	1,563	3,085	6,424	4,397
Shareholder Servicing Fees	–	–	50,928	29,816
Pricing Fees	18,946	37,115	75,668	32,635
Transfer Agent Fees	14,881	10,823	23,772	18,853
Registration Fees	13,579	12,696	65,501	22,415
Audit Fees	8,204	8,204	10,198	9,757
Custodian Fees	5,799	679	18,225	4,136
Legal Fees	5,506	11,012	22,025	16,519
Printing Fees	1,334	3,506	14,302	4,039
Other Expenses	5,429	9,906	20,873	12,882

Total Expenses	159,383	867,035	3,443,558	1,208,462
Less:
Waiver of Investment Advisory Fees	(53,917)	(29,849)	–	(24,663)
Waiver of Administration Fees	–	–	(12,929)	(9,697)
Net Expenses	105,466	837,186	3,430,629	1,174,102

Net Investment Income	1,585,694	10,379,398	43,457,356	13,660,063

Net Realized Gain (Loss) on:

Investments	173	(1,826,450)	(9,542,864)	(2,761,040)
Futures Contracts	–	(101,953)	(602,714)	(166,780)

Net Realized Gain (Loss)	173	(1,928,403)	(10,145,578)	(2,927,820)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,877)	6,123,175	60,921,645	12,267,988
Futures Contracts	–	(412,720)	1,060,009	(193,404)
Net Change in Unrealized Appreciation (Depreciation)	(7,877)	5,710,455	61,981,654	12,074,584

Net Realized and Unrealized Gain (Loss)	(7,704)	3,782,052	51,836,076	9,146,764

Net Increase in Net Assets Resulting from Operations	$1,577,990	$14,161,450	$95,293,432	$22,806,827

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund
Investment Income:
Dividend Income	$25,853,007	$4,548,093	$4,481,683	$14,933,299	$1,093,517
Interest Income	266,997	157,808	483,099	784,689	28,216
Income from Securities Lending	5,156	49,742	13,648	47,455	4,258
Less: Foreign Taxes Withheld	–	(5,047)	(13,719)	(1,261,958)	(103,971)
Total Investment Income	26,125,160	4,750,596	4,964,711	14,503,485	1,022,020

Expenses:
Investment Advisory Fees	1,055,258	498,492	2,432,108	5,038,090	402,536
Administration Fees	342,069	48,636	82,484	135,705	8,171
Trustees’ Fees	6,098	6,098	18,293	18,293	12,196
Chief Compliance Officer Fees	3,438	1,813	4,533	4,844	2,854
Shareholder Servicing Fees	–	–	34,082	41,934	–
Rating Fees	260,780	74,607	–	–	–
Registration Fees	36,907	18,012	19,270	25,372	11,073
Printing Fees	25,701	3,645	5,813	9,919	611
Transfer Agent Fees	19,911	11,428	18,340	21,966	8,675
Custodian Fees	18,217	14,863	7,402	113,815	48,969
Pricing Fees	9,935	3,756	3,687	7,223	4,826
Audit Fees	7,170	8,847	8,204	9,757	7,561
Legal Fees	5,506	5,506	16,519	16,519	11,013
Other Expenses	17,387	6,200	13,748	18,418	8,873

Total Expenses	1,808,377	701,903	2,664,483	5,461,855	527,358
Less:
Waiver of Investment Advisory Fees	(222,215)	–	–	–	(38,681)
Waiver of Administration Fees	(3,232)	(3,232)	(9,697)	(9,697)	(6,465)
Net Expenses	1,582,930	698,671	2,654,786	5,452,158	482,212

Net Investment Income	24,542,230	4,051,925	2,309,925	9,051,327	539,808

Net Realized Gain (Loss) on:
Investments	23,793,021	11,859,024	21,276,453	43,023,589	1,373,325
Futures Contracts	1,700,977	1,115,153	–	–	–
Accrued Foreign Capital Gains Tax	–	–	–	(35,042)	(33,141)
Forward Foreign Currency Contracts and Foreign Currency Transactions	–	–	–	(189,121)	(24,014)
Net Realized Gain (Loss)	25,493,998	12,974,177	21,276,453	42,799,426	1,316,170
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	598,242,362	61,759,846	114,354,797	177,147,664	12,490,540
Futures Contracts	(91,342)	(393,920)	–	–	–
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	(1,839,185)	(160,685)
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	75,668	(2,586)

Net Change in Unrealized Appreciation (Depreciation)	598,151,020	61,365,926	114,354,797	175,384,147	12,327,269

Net Realized and Unrealized Gain	623,645,018	74,340,103	135,631,250	218,183,573	13,643,439

Net Increase in Net Assets Resulting from Operations	$648,187,248	$78,392,028	$137,941,175	$227,234,900	$14,183,247

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Investment Income:
Affiliated Dividend Income	$1,852,990	$13,860,298	$5,791,730	$2,878,912
Interest Income	8,260	18,517	10,522	9,936
Total Investment Income	1,861,250	13,878,815	5,802,252	2,888,848

Expenses:
Shareholder Servicing Fees	26,448	260,969	95,951	29,368
Trustees’ Fees	6,098	6,098	6,098	6,098
Chief Compliance Officer Fees	1,601	2,175	1,782	1,689
Registration Fees	19,185	20,382	21,065	42,189
Transfer Agent Fees	16,419	19,512	17,342	16,833
Audit Fees	7,170	7,169	7,169	7,170
Legal Fees	5,506	5,506	5,506	5,506
Printing Fees	917	8,632	3,244	2,068
Pricing Fees	212	1,407	600	375
Custodian Fees	9	9	9	9
Other Expenses	5,677	9,022	6,497	5,744

Total Expenses	89,242	340,881	165,263	117,049

Less:
Waiver of Expenses	(62,793)	(79,910)	(69,313)	(87,679)
Net Expenses	26,449	260,971	95,950	29,370

Net Investment Income	1,834,801	13,617,844	5,706,302	2,859,478

Net Realized Gain (Loss) on:
Affiliated Investments	(180,245)	(823,466)	792,810	809,029

Net Realized Gain (Loss)	(180,245)	(823,466)	792,810	809,029

Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	11,578,122	132,545,694	49,224,639	36,827,751
Net Change in Unrealized Appreciation (Depreciation)	11,578,122	132,545,694	49,224,639	36,827,751
Net Realized and Unrealized Gain	11,397,877	131,722,228	50,017,449	37,636,780

Net Increase in Net Assets Resulting from Operations	$13,232,678	$145,340,072	$55,723,751	$40,496,258

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$1,585,694	$2,892,158	$10,379,398	$15,026,305
Net Realized Gain (Loss)	173	4,558	(1,928,403)	(6,310,099)
Net Change in Unrealized Appreciation (Depreciation)	(7,877)	116,119	5,710,455	7,539,215

Net Increase in Net Assets Resulting from Operations	1,577,990	3,012,835	14,161,450	16,255,421

Distributions:
Institutional Shares	(1,658,250)	(2,767,156)	(10,198,412)	(15,562,537)

Total Distributions	(1,658,250)	(2,767,156)	(10,198,412)	(15,562,537)

Capital Share Transactions:
Institutional:
Issued	31,828,979	63,427,645	23,216,040	55,374,209
Reinvestment of Dividends and Distributions	1,642,530	2,751,081	9,911,084	14,986,394
Redeemed	(35,283,824)	(61,127,893)	(32,721,593)	(71,227,016)

Net Institutional Share Transactions	(1,812,315)	5,050,833	405,531	(866,413)

Net Increase (Decrease) in Net Assets from Share Transactions	(1,812,315)	5,050,833	405,531	(866,413)

Total Increase (Decrease) in Net Assets	(1,892,575)	5,296,512	4,368,569	(173,529)

Net Assets:
Beginning of Year/Period	58,455,722	53,159,210	473,489,291	473,662,820

End of Year/Period	$56,563,147	$58,455,722	$477,857,860	$473,489,291

Shares Transactions:
Institutional:
Issued	3,169,387	6,328,035	2,427,041	5,818,646
Reinvestment of Dividends and Distributions	163,857	274,846	1,035,798	1,581,544
Redeemed	(3,514,366)	(6,097,343)	(3,416,870)	(7,518,158)

Net Institutional Shares Capital Share Transactions	(181,122)	505,538	45,969	(117,968)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(181,122)	505,538	45,969	(117,968)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$43,457,356	$72,953,045	$13,660,063	$23,020,330
Net Realized Loss	(10,145,578)	(68,697,916)	(2,927,820)	(10,904,326)
Net Change in Unrealized Appreciation (Depreciation)	61,981,654	1,188,740	12,074,584	2,379,832

Net Increase in Net Assets Resulting from Operations	95,293,432	5,443,869	22,806,827	14,495,836

Distributions:
Institutional Shares	(41,270,500)	(70,355,860)	(12,577,284)	(21,985,123)
Investor Shares	(1,466,908)	(2,134,496)	(999,062)	(1,177,907)

Total Distributions	(42,737,408)	(72,490,356)	(13,576,346)	(23,163,030)

Capital Share Transactions:
Institutional:
Issued	151,196,545	191,244,695	29,151,347	63,511,932
Reinvestment of Dividends and Distributions	38,595,213	65,582,457	11,958,004	20,923,020
Redeemed	(44,864,737)	(100,197,620)	(17,557,149)	(40,031,802)

Net Institutional Share Transactions	144,927,021	156,629,532	23,552,202	44,403,150

Investor:
Issued	28,583,832	15,627,456	27,208,623	5,125,204
Reinvestment of Dividends and Distributions	1,397,574	1,998,591	949,763	1,082,356
Redeemed	(18,667,469)	(10,140,607)	(3,361,608)	(6,249,499)

Net Investor Share Transactions	11,313,937	7,485,440	24,796,778	(41,939)

Net Increase in Net Assets from Share Transactions .	156,240,958	164,114,972	48,348,980	44,361,211

Total Increase in Net Assets	208,796,982	97,068,485	57,579,461	35,694,017

Net Assets:
Beginning of Year/Period	1,772,881,355	1,675,812,870	525,380,973	489,686,956

End of Year/Period	$1,981,678,337	$1,772,881,355	$582,960,434	$525,380,973

Shares Transactions:
Institutional:
Issued	18,036,003	22,695,588	3,177,408	6,939,607
Reinvestment of Dividends and Distributions	4,591,110	7,813,122	1,304,284	2,296,510
Redeemed	(5,369,172)	(11,859,444)	(1,912,438)	(4,364,310)

Net Institutional Shares Capital Share Transactions	17,257,941	18,649,266	2,569,254	4,871,807

Investor:
Issued	3,393,800	1,833,386	2,949,189	558,971
Reinvestment of Dividends and Distributions	166,255	238,351	103,589	118,765
Redeemed	(2,219,222)	(1,193,568)	(365,249)	(683,433)

Net Investor Shares Capital Share Transactions	1,340,833	878,169	2,687,529	(5,697)

Net Increase in Shares Outstanding from Share Transactions	18,598,774	19,527,435	5,256,783	4,866,110

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$24,542,230	$45,314,123	$4,051,925	$6,634,597
Net Realized Gain (Loss)	25,493,998	(26,187,091)	12,974,177	(21,230,448)
Net Change in Unrealized Appreciation (Depreciation)	598,151,020	278,170,157	61,365,926	(23,406,486)

Net Increase (Decrease) in Net Assets Resulting from Operations	648,187,248	297,297,189	78,392,028	(38,002,337)

Distributions:
Institutional Shares	(24,903,359)	(45,202,137)	(4,037,896)	(22,555,181)

Total Distributions	(24,903,359)	(45,202,137)	(4,037,896)	(22,555,181)

Capital Share Transactions:
Institutional:
Issued	140,914,857	244,541,100	16,648,940	38,855,672
Reinvestment of Dividends and Distributions	23,506,461	43,129,877	3,665,353	21,306,761
Redeemed	(279,099,084)	(314,002,704)	(21,119,604)	(34,848,215)

Net Institutional Share Transactions	(114,677,766)	(26,331,727)	(805,311)	25,314,218

Net Increase (Decrease) in Net Assets from Share Transactions	(114,677,766)	(26,331,727)	(805,311)	25,314,218

Total Increase (Decrease) in Net Assets	508,606,123	225,763,325	73,548,821	(35,243,300)

Net Assets:
Beginning of Year/Period	3,062,966,502	2,837,203,177	427,747,108	462,990,408

End of Year/Period	$3,571,572,625	$3,062,966,502	$501,295,929	$427,747,108

Shares Transactions:
Institutional:
Issued	13,360,032	26,828,331	1,847,041	4,553,919
Reinvestment of Dividends and Distributions	2,158,121	4,829,522	380,039	2,534,752
Redeemed	(25,912,826)	(34,233,746)	(2,308,428)	(4,079,839)

Net Institutional Shares Capital Share Transactions	(10,394,673)	(2,575,893)	(81,348)	3,008,832

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,394,673)	(2,575,893)	(81,348)	3,008,832

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$2,309,925	$3,915,303	$9,051,327	$18,935,246
Net Realized Gain (Loss)	21,276,453	(14,607,444)	42,799,426	(8,668,949)
Net Change in Unrealized Appreciation (Depreciation)	114,354,797	84,193,896	175,384,147	129,932,770

Net Increase in Net Assets Resulting from Operations	137,941,175	73,501,755	227,234,900	140,199,067

Distributions:
Institutional Shares	(2,368,751)	(3,727,143)	(8,303,026)	(19,300,121)
Investor Shares	(107,076)	(176,407)	(303,390)	(709,570)

Total Distributions	(2,475,827)	(3,903,550)	(8,606,416)	(20,009,691)

Capital Share Transactions:
Institutional:
Issued	16,192,147	25,921,472	117,790,547	87,775,921
Reinvestment of Dividends and Distributions	2,175,602	3,426,673	7,800,774	18,154,448
Redeemed	(39,655,466)	(44,516,145)	(136,096,845)	(96,824,979)

Net Institutional Share Transactions	(21,287,717)	(15,168,000)	(10,505,524)	9,105,390

Investor:
Issued	23,311	786,245	20,266,642	8,007,202
Reinvestment of Dividends and Distributions	96,288	158,440	295,331	688,331
Redeemed	(5,943,613)	(6,217,095)	(8,892,722)	(15,065,616)

Net Investor Share Transactions	(5,824,014)	(5,272,410)	11,669,251	(6,370,083)

Net Increase (Decrease) in Net Assets from Share Transactions	(27,111,731)	(20,440,410)	1,163,727	2,735,307

Total Increase in Net Assets	108,353,617	49,157,795	219,792,211	122,924,683

Net Assets:
Beginning of Year/Period	710,741,479	661,583,684	1,179,098,256	1,056,173,573

End of Year/Period	$819,095,096	$710,741,479	$1,398,890,467	$1,179,098,256

Shares Transactions:
Institutional:
Issued	1,591,818	2,974,800	12,230,244	10,138,609
Reinvestment of Dividends and Distributions	206,259	396,382	805,984	2,066,650
Redeemed	(3,846,191)	(5,085,709)	(13,865,556)	(11,166,367)

Net Institutional Shares Capital Share Transactions	(2,048,114)	(1,714,527)	(829,328)	1,038,892

Investor:
Issued	2,396	88,709	2,088,700	895,632
Reinvestment of Dividends and Distributions	9,162	18,374	30,391	78,303
Redeemed	(574,456)	(710,428)	(960,093)	(1,759,512)

Net Investor Shares Capital Share Transactions	(562,898)	(603,345)	1,158,998	(785,577)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,611,012)	(2,317,872)	329,670	253,315

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments International Small-Cap Fund		Catholic Responsible Investments Magnus 45/55 Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:
Net Investment Income	$539,808	$1,669,898	$1,834,801	$3,064,923
Net Realized Gain (Loss)	1,316,170	(3,929,508)	(180,245)	(385,857)
Net Change in Unrealized Appreciation (Depreciation)	12,327,269	7,506,057	11,578,122	1,247,262

Net Increase in Net Assets Resulting from Operations	14,183,247	5,246,447	13,232,678	3,926,328

Distributions:
Institutional Shares	(506,931)	(1,762,029)	(2,355,327)	(1,283,981)
Investor Shares	—	—	(885,252)	(469,817)

Total Distributions	(506,931)	(1,762,029)	(3,240,579)	(1,753,798)

Capital Share Transactions:
Institutional:
Issued	4,150,176	4,425,462	211,464	42,172,973
Reinvestment of Dividends and Distributions	478,281	1,656,736	2,355,327	1,283,981
Redeemed	(2,577,893)	(3,577,462)	(2,915,131)	(3,420,768)

Net Institutional Share Transactions	2,050,564	2,504,736	(348,340)	40,036,186

Investor:
Issued	—	—	1,622,201	7,137,259
Reinvestment of Dividends and Distributions	—	—	784,095	411,833
Redeemed	—	—	(2,268,657)	(5,805,366)

Net Investor Share Transactions	—	—	137,639	1,743,726

Net Increase (Decrease) in Net Assets from Share Transactions	2,050,564	2,504,736	(210,701)	41,779,912

Total Increase in Net Assets	15,726,880	5,989,154	9,781,398	43,952,442

Net Assets:
Beginning of Year/Period	71,149,750	65,160,596	115,374,603	71,422,161

End of Year/Period	$86,876,630	$71,149,750	$125,156,001	$115,374,603

Shares Transactions:
Institutional:
Issued	475,198	510,895	22,084	4,753,812
Reinvestment of Dividends and Distributions	51,482	193,092	246,631	148,609
Redeemed	(277,023)	(412,742)	(302,100)	(377,897)

Net Institutional Shares Capital Share Transactions	249,657	291,245	(33,385)	4,524,524

Investor:
Issued	—	—	169,551	769,133
Reinvestment of Dividends and Distributions	—	—	82,104	47,666
Redeemed	—	—	(231,321)	(642,240)

Net Investor Shares Capital Share Transactions	—	—	20,334	174,559

Net Increase (Decrease) in Shares Outstanding from Share Transactions	249,657	291,245	(13,051)	4,699,083

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:
Net Investment Income	$13,617,844	$23,774,871	$5,706,302	$10,189,365
Net Realized Gain (Loss)	(823,466)	(2,410,552)	792,810	(2,241,561)
Net Change in Unrealized Appreciation (Depreciation)	132,545,694	40,661,263	49,224,639	14,962,808

Net Increase in Net Assets Resulting from Operations	145,340,072	62,025,582	55,723,751	22,910,612

Distributions:
Institutional Shares	(18,248,704)	(12,373,866)	(7,738,109)	(5,184,502)
Investor Shares	(7,054,159)	(4,679,527)	(2,885,351)	(1,943,386)

Total Distributions	(25,302,863)	(17,053,393)	(10,623,460)	(7,127,888)

Capital Share Transactions:
Institutional:
Issued	35,721,748	8,282,540	3,964,507	22,410,723
Reinvestment of Dividends and Distributions	18,248,705	12,363,629	7,738,109	5,184,502
Redeemed	(8,630,904)	(20,905,511)	(7,369,798)	(22,181,535)

Net Institutional Share Transactions	45,339,549	(259,342)	4,332,818	5,413,690

Investor:
Issued	6,558,643	22,486,200	4,160,955	20,882,814
Reinvestment of Dividends and Distributions	6,779,560	4,666,662	2,825,877	1,903,622
Redeemed	(8,153,841)	(22,759,744)	(4,300,377)	(25,871,735)

Net Investor Share Transactions	5,184,362	4,393,118	2,686,455	(3,085,299)

Net Increase in Net Assets from Share Transactions .	50,523,911	4,133,776	7,019,273	2,328,391

Total Increase in Net Assets	170,561,120	49,105,965	52,119,564	18,111,115

Net Assets:
Beginning of Year/Period	1,047,394,381	998,288,416	405,689,688	387,578,573

End of Year/Period	$1,217,955,501	$1,047,394,381	$457,809,252	$405,689,688

Shares Transactions:
Institutional:
Issued	3,788,377	911,087	397,155	2,378,244
Reinvestment of Dividends and Distributions	1,886,891	1,459,697	797,743	606,374
Redeemed	(887,453)	(2,319,880)	(759,380)	(2,445,163)

Net Institutional Shares Capital Share Transactions	4,787,815	50,904	435,518	539,455

Investor:
Issued	666,680	2,500,335	422,634	2,317,669
Reinvestment of Dividends and Distributions	700,998	550,964	291,028	222,646
Redeemed	(841,422)	(2,520,172)	(438,298)	(2,781,206)

Net Investor Shares Capital Share Transactions	526,256	531,127	275,364	(240,891)

Net Increase in Shares Outstanding from Share Transactions	5,314,071	582,031	710,882	298,564

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 75/25 Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023

Operations:
Net Investment Income	$2,859,478	$5,112,634
Net Realized Gain (Loss)	809,029	(217,938)
Net Change in Unrealized Appreciation (Depreciation)	36,827,751	11,247,584

Net Increase in Net Assets Resulting from Operations	40,496,258	16,142,280

Distributions:
Institutional Shares	(5,258,918)	(4,942,456)
Investor Shares	(774,184)	(812,425)

Total Distributions	(6,033,102)	(5,754,881)

Capital Share Transactions:
Institutional:
Issued	819,554	25,891,748
Reinvestment of Dividends and Distributions	5,258,918	4,942,456
Redeemed	(3,608,815)	(8,750,258)

Net Institutional Share Transactions	2,469,657	22,083,946

Investor:
Issued	741,896	4,983,535
Reinvestment of Dividends and Distributions	774,185	812,425
Redeemed	(315,291)	(4,778,286)

Net Investor Share Transactions	1,200,790	1,017,674

Net Increase in Net Assets from Share Transactions	3,670,447	23,101,620

Total Increase in Net Assets	38,133,603	33,489,019

Net Assets:
Beginning of Year/Period	253,713,241	220,224,222

End of Year/Period	$291,846,844	$253,713,241

Shares Transactions:
Institutional:
Issued	82,996	2,996,109
Reinvestment of Dividends and Distributions	539,274	589,467
Redeemed	(364,488)	(994,768)

Net Institutional Shares Capital Share Transactions	257,782	2,590,808

Investor:
Issued	75,801	577,896
Reinvestment of Dividends and Distributions	79,390	96,910
Redeemed	(32,544)	(536,779)

Net Investor Shares Capital Share Transactions	122,647	138,027

Net Increase in Shares Outstanding from Share Transactions	380,429	2,728,835

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

Catholic Responsible Investments Ultra Short Bond Fund

Institutional Shares

2024@	$10.03	$0.26		$0.01^	$0.27	$(0.25)	$ (0.03)	$(0.28)	$10.02	2.64%	$56,563	0.35%	0.53%	5.27%	42%

2023	$9.99	$0.45		$0.01	$0.46	$(0.42)	$ –	$(0.42)	$10.03	4.76%	$58,456	0.35%	0.54%	4.46%	93%

2022(1)	$10.00	$0.07	$	–(a)	$0.07	$(0.08)	$ –	$(0.08)	$9.99	0.69%	$53,159	0.35%	0.58%	0.80%	14%

Catholic Responsible Investments Short Duration Bond Fund

Institutional Shares

2024@	$9.43	$0.21		$0.06	$0.27	$(0.20)	$ –	$(0.20)	$9.50	2.99%	$477,858	0.35%	0.36%	4.34%	23%

2023	$9.41	$0.31		$0.03	$0.34	$(0.32)	$ –	$(0.32)	$9.43	3.62%	$473,489	0.35%	0.38%	3.25%	59%

2022(1)	$10.00	$0.13		$(0.58)	$(0.45)	$(0.14)	$ –	$(0.14)	$9.41	(4.52)%	$473,663	0.35%	0.37%	1.54%	95%

Catholic Responsible Investments Bond Fund

Institutional Shares

2024@	$7.94	$0.19		$0.25	$0.44	$(0.18)	$ –	$(0.18)	$8.20	5.43%	$1,912,874	0.35%	0.35%	4.48%	20%

2023	$8.23	$0.35		$(0.30)	$0.05	$(0.34)	$ –	$(0.34)	$7.94	0.57%	$1,716,839	0.36%	0.36%	4.11%	54%

2022(1)	$10.00	$0.20		$(1.77)	$(1.57)	$(0.20)	$ –	$(0.20)	$8.23	(15.86)%	$1,624,983	0.36%	0.36%	2.39%	86%

Investor Shares

2024@	$7.94	$0.18		$0.25	$0.43	$(0.18)	$ –	$(0.18)	$8.19	5.34%	$68,804	0.50%	0.50%	4.33%	20%

2023	$8.23	$0.33		$(0.29)	$0.04	$(0.33)	$ –	$(0.33)	$7.94	0.41%	$56,043	0.51%	0.51%	3.96%	54%

2022(1)	$10.00	$0.18		$(1.76)	$(1.58)	$(0.19)	$ –	$(0.19)	$8.23	(15.97)%	$50,830	0.51%	0.51%	2.23%	86%

Catholic Responsible Investments Opportunistic Bond Fund

Institutional Shares

2024@	$8.90	$0.22		$0.17	$0.39	$(0.22)	$ –	$(0.22)	$9.07	4.36%	$531,113	0.41%	0.42%	4.91%	34%

2023	$9.04	$0.41		$(0.14)	$0.27	$(0.41)	$ –	$(0.41)	$8.90	2.94%	$498,415	0.41%	0.44%	4.45%	74%

2022(1)	$10.00	$0.19		$(0.96)	$(0.77)	$(0.19)	$ –	$(0.19)	$9.04	(7.75)%	$462,249	0.41%	0.44%	2.24%	179%

Investor Shares

2024@	$8.90	$0.22		$0.16	$0.38	$(0.21)	$ –	$(0.21)	$9.07	4.28%	$51,847	0.56%	0.57%	4.79%	34%

2023	$9.04	$0.39		$(0.14)	$0.25	$(0.39)	$ –	$(0.39)	$8.90	2.81%	$26,966	0.56%	0.59%	4.29%	74%

2022(1)	$10.00	$0.18		$(0.96)	$(0.78)	$(0.18)	$ –	$(0.18)	$9.04	(7.88)%	$27,438	0.56%	0.60%	2.10%	179%

@	For the six-month period ended April 30, 2024. All ratios for the period have been annualized.
*	Per share data calculated using the average shares method.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(a)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

Catholic Responsible Investments Equity Index Fund

Institutional Shares

2024@	$9.14	$0.07	$1.87	$1.94	$(0.08)	$ –	$(0.08)	$11.00	21.17%	$3,571,573	0.09%	0.10%	1.40%	13%

2023	$8.40	$0.13	$0.74	$0.87	$(0.13)	$ –	$(0.13)	$9.14	10.43%	$3,062,967	0.09%	0.11%	1.48%	17%

2022(1)	$10.00	$0.11	$(1.61)	$(1.50)	$(0.10)	$ –	$(0.10)	$8.40	(15.01)%	$2,837,203	0.09%	0.11%	1.34%	21%

Catholic Responsible Investments Small-Cap Fund

Institutional Shares

2024@	$7.79	$0.07	$1.35	$1.42	$(0.07)	$ –	$(0.07)	$9.14	18.26%	$501,296	0.28%	0.28%	1.63%	13%

2023	$8.92	$0.12	$(0.82)	$(0.70)	$(0.12)	$ (0.31)	$(0.43)	$7.79	(8.15)%	$427,747	0.29%	0.29%	1.41%	30%

2022(1)	$10.00	$0.09	$(1.08)	$(0.99)	$(0.09)	$ –	$(0.09)	$8.92	(9.88)%	$462,990	0.29%	0.29%	1.09%	25%

Catholic Responsible Investments Multi-Style US Equity Fund

Institutional Shares

2024@	$8.88	$0.03	$1.69	$1.72	$(0.03)	$ –	$(0.03)	$10.57	19.50%	$775,324	0.65%	0.65%	0.58%	21%

2023	$8.03	$0.05	$0.85	$0.90	$(0.05)	$ –	$(0.05)	$8.88	11.17%	$669,001	0.66%	0.66%	0.56%	32%

2022(1)	$10.00	$0.03	$(1.97)	$(1.94)	$(0.03)	$ –	$(0.03)	$8.03	(19.39)%	$618,980	0.67%	0.67%	0.39%	33%

Investor Shares

2024@	$8.88	$0.02	$1.69	$1.71	$(0.02)	$ –	$(0.02)	$10.57	19.41%	$43,771	0.80%	0.80%	0.44%	21%

2023	$8.03	$0.04	$0.85	$0.89	$(0.04)	$ –	$(0.04)	$8.88	11.00%	$41,740	0.81%	0.81%	0.41%	32%

2022(1)	$10.00	$0.02	$(1.97)	$(1.95)	$(0.02)	$ –	$(0.02)	$8.03	(19.50)%	$42,604	0.82%	0.82%	0.23%	33%

Catholic Responsible Investments International Equity Fund

Institutional Shares

2024@	$8.24	$0.06	$1.51	$1.57	$(0.06)	$ –	$(0.06)	$9.75	19.11%	$1,332,079	0.80%	0.80%	1.33%	27%

2023	$7.40	$0.13	$0.85	$0.98	$(0.14)	$ –	$(0.14)	$8.24	13.24%	$1,132,230	0.81%	0.81%	1.53%	47%

2022(1)	$10.00	$0.13	$(2.61)	$(2.48)	$(0.12)	$ –	$(0.12)	$7.40	(24.88)%	$1,008,309	0.82%	0.82%	1.68%	46%

Investor Shares

2024@	$8.24	$0.06	$1.51	$1.57	$(0.05)	$ –	$(0.05)	$9.76	19.08%	$66,811	0.95%	0.95%	1.32%	27%

2023	$7.40	$0.12	$0.85	$0.97	$(0.13)	$ –	$(0.13)	$8.24	13.07%	$46,868	0.96%	0.96%	1.36%	47%

2022(1)	$10.00	$0.12	$(2.61)	$(2.49)	$(0.11)	$ –	$(0.11)	$7.40	(24.98)%	$47,864	0.97%	0.97%	1.52%	46%

Catholic Responsible Investments International Small-Cap Fund

Institutional Shares

2024@	$8.00	$0.06	$1.49	$1.55	$(0.05)	$ –	$(0.05)	$9.50	19.47%	$86,877	1.15%	1.26%	1.29%	24%

2023	$7.57	$0.19	$0.44	$0.63	$(0.20)	$ –	$(0.20)	$8.00	8.12%	$71,150	1.15%	1.30%	2.19%	68%

2022(1)	$10.00	$0.18	$(2.47)	$(2.29)	$(0.14)	$ –	$(0.14)	$7.57	(22.99)%	$65,161	1.15%	1.40%	2.17%	69%

@	For the six-month period ended April 30, 2024. All ratios for the period have been annualized.
*	Per share data calculated using the average shares method.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout each Year or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

Catholic Responsible Investments Magnus 45/55 Fund

Institutional Shares

2024@	$8.87	$0.14	$0.87	$1.01	$(0.25)	$ –	$(0.25)	$9.63	11.44%	$90,323	–%(1)		0.10%(1)		2.97%	3%

2023	$8.60	$0.27	$0.15	$0.42	$(0.15)	$ –	$(0.15)	$8.87	4.96%	$83,489	–%(1)		0.14%(1)		2.94%	8%

2022(2)	$10.00	$0.15	$(1.54)	$(1.39)	$(0.01)	$ –	$(0.01)	$8.60	(13.93)%	$42,017	–%(1)		0.20%(1)		1.75%	9%

Investor Shares

2024@	$8.87	$0.13	$0.87	$1.00	$(0.24)	$ –	$(0.24)	$9.63	11.35%	$34,833	0.15%(1)		0.25%(1)		2.82%	3%

2023	$8.59	$0.24	$0.18	$0.42	$(0.14)	$ –	$(0.14)	$8.87	4.80%	$31,886	0.15%(1)		0.29%(1)		2.69%	8%

2022(2)	$10.00	$0.13	$(1.53)	$(1.40)	$(0.01)	$ –	$(0.01)	$8.59	(14.03)%	$29,405	0.15%(1)		0.35%(1)		1.56%	9%

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Institutional Shares

2024@	$8.80	$0.11	$1.09	$1.20	$(0.21)	$ –	$(0.21)	$9.79	13.75%	$863,192	–%(1)		0.01%(1)		2.33%	1%

2023	$8.43	$0.20	$0.32	$0.52	$(0.15)	$ –	$(0.15)	$8.80	6.23%	$733,461	–%(1)		0.02%(1)		2.28%	4%

2022(2)	$10.00	$0.12	$(1.68)	$(1.56)	$(0.01)	$ –	$(0.01)	$8.43	(15.63)%	$702,135	–%(1)		0.03%(1)		1.49%	3%

Investor Shares

2024@	$8.79	$0.11	$1.09	$1.20	$(0.20)	$ –	$(0.20)	$9.79	13.66%	$354,763	0.15%(1)		0.16%(1)		2.18%	1%

2023	$8.42	$0.19	$0.31	$0.50	$(0.13)	$ –	$(0.13)	$8.79	6.07%	$313,933	0.15%(1)		0.17%(1)		2.13%	4%

2022(2)	$10.00	$0.10	$(1.67)	$(1.57)	$(0.01)	$ –	$(0.01)	$8.42	(15.74)%	$296,153	0.15%(1)		0.18%(1)		1.20%	3%

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Institutional Shares

2024@	$8.88	$0.13	$1.10	$1.23	$(0.24)	$ –	$(0.24)	$9.87	13.82%	$327,125	–%(1)		0.03%(1)		2.59%	5%

2023	$8.55	$0.23	$0.27	$0.50	$(0.17)	$ –	$(0.17)	$8.88	5.99%	$290,585	–%(1)		0.04%(1)		2.52%	8%

2022(2)	$10.00	$0.15	$(1.59)	$(1.44)	$(0.01)	$ –	$(0.01)	$8.55	(14.42)%	$274,863	–%(1)		0.06%(1)		1.82%	5%

Investor Shares

2024@	$8.88	$0.12	$1.09	$1.21	$(0.22)	$ –	$(0.22)	$9.87	13.74%	$130,684	0.15%(1)		0.18%(1)		2.44%	5%

2023	$8.53	$0.21	$0.29	$0.50	$(0.15)	$ –	$(0.15)	$8.88	5.84%	$115,105	0.15%(1)		0.19%(1)		2.37%	8%

2022(2)	$10.00	$0.12	$(1.58)	$(1.46)	$(0.01)	$ –	$(0.01)	$8.53	(14.63)%	$112,716	0.15%(1)		0.21%(1)		1.47%	5%

Catholic Responsible Investments Magnus 75/25 Fund

Institutional Shares

2024@	$8.76	$0.10	$1.30	$1.40	$(0.19)	$ (0.02)	$(0.21)	$9.95	16.00%	$251,407	–%(1)		0.06%(1)		2.03%	4%

2023	$8.40	$0.18	$0.40	$0.58	$(0.14)	$ (0.08)	$(0.22)	$8.76	7.09%	$219,190	–%(1)		0.07%(1)		2.05%	5%

2022(2)	$10.00	$0.12	$(1.71)	$(1.59)	$(0.01)	$ –	$(0.01)	$8.40	(15.94)%	$188,299	–%(1)		0.08%(1)		1.40%	5%

Investor Shares
2024@	$8.75	$0.09	$1.30	$1.39	$(0.18)	$ (0.02)	$(0.20)	$9.94	15.92%	$40,439	0.15	%(1)	0.21	%(1)	1.87%	4%
2023	$8.38	$0.17	$0.41	$0.58	$(0.13)	$ (0.08)	$(0.21)	$8.75	6.92%	$34,523	0.15	%(1)	0.22	%(1)	1.88%	5%
2022(2)	$10.00	$0.10	$(1.71)	$(1.61)	$(0.01)	$ –	$(0.01)	$8.38	(16.15)%	$31,925	0.15	%(1)	0.23	%(1)	1.23%	5%

@	For the six-month period ended April 30, 2024. All ratios for the period have been annualized.
*	Per share data calculated using the average shares method.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	The expense ratios do not include expenses of the underlying affiliated investment companies.
(2)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that currently offers shares of thirteen active separate diversified portfolios: the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments International Small-Cap Fund, Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, and Catholic Responsible Investments Magnus 75/25 Fund (each, a “Fund” and together, the “Funds”). The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by Christian Brothers Investment Services, Inc. (“CBIS,” or, the “Adviser”) using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization. The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P500® Index.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund (together, the “Magnus Funds”) seeks to achieve current income and long-term capital appreciation.

Each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Board becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.)

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2024, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year the Funds did not incur any interest or penalties.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Funds may invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

A margin deposit held at one counterparty for the futures contracts is included in “Cash pledged as Collateral for Futures Contracts” on the Statement of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

For the period ended April 30, 2024, the quarterly average notional value of futures contracts held was as follows:

Catholic Responsible Investments Short Duration Bond Fund
Average Quarterly Notional Value Short	$851,189
Average Quarterly Notional Value Long	$67,281,968
Catholic Responsible Investments Bond Fund
Average Quarterly Notional Value Long	$343,906,899
Catholic Responsible Investments Opportunistic Bond Fund
Average Quarterly Notional Value Long	$94,528,213
Catholic Responsible Investments Equity Index Fund
Average Quarterly Notional Value Long	$14,639,027
Catholic Responsible Investments Small-Cap Fund
Average Quarterly Notional Value Long	$6,679,238

The following tables are the exposure by type of risk on derivatives held throughout the year:

Catholic Responsible Investments Short Duration Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$15,896	$659,248

		$15,896	$659,248

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

Catholic Responsible Investments Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$—	$(7,031,414)

		$—	$(7,031,414)

Catholic Responsible Investments Opportunistic Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$—	$(1,764,368)

		$—	$(1,764,368)

Catholic Responsible Investments Equity Index Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$—	$(164,030)

		$—	$(164,030)

Catholic Responsible Investments Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$—	$(541,285)

		$—	$(541,285)

*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (accumulated losses).

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024, was as follows:

Catholic Responsible Investments Short Duration Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**

Interest Risk Futures contracts	$(101,953)	$(412,720)

	$(101,953)	$(412,720)

Catholic Responsible Investments Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**

Interest Risk Futures contracts	$(602,714)	$1,060,009

	$(602,714)	$1,060,009

Catholic Responsible Investments Opportunistic Bond Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**

Interest Risk Futures contracts	$(166,780)	$(193,404)

	$(166,780)	$(193,404)

Catholic Responsible Investments Equity Index Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**

Equity Risk Futures contracts	$1,700,977	$(91,342)

	$1,700,977	$(91,342)

Catholic Responsible Investments Small-Cap Fund	Net Realized Gain (Loss)*	Change in Unrealized Appreciation (Depreciation)**

Equity Risk Futures contracts	$1,115,153	$(393,920)

	$1,115,153	$(393,920)

*	Futures contracts are included in net realized gain (loss) on Futures Contracts.
**	Futures contracts are included in change in unrealized appreciation (depreciation) on Futures Contracts.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi- Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund distribute their net investment income quarterly and make distributions or their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”). Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1⁄3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by

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the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan. The following table discloses the securities on loan as of April 30, 2024:

	Market Value Securities on Loan	Cash Collateral for Securities on Loan

Catholic Responsible Investments Bond Fund	$884,629	$902,396
Catholic Responsible Investments Opportunistic Bond Fund	99,584	101,750
Catholic Responsible Investments Small-Cap Fund	3,804,349	3,884,406
Catholic Responsible Investments Multi-Style US Equity Fund	6,466,352	6,652,379
Catholic Responsible Investments International Equity Fund	25,121,752	25,576,890
Catholic Responsible Investments International Small Cap Fund	1,088,157	1,143,422

Repurchase Agreements — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

The Magnus Funds invest solely in underlying CRI funds.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

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For the period ended April 30, 2024, the Funds were charged the following for these services:

Administration Fees
Catholic Responsible Investments Ultra Short Bond Fund	$2,713
Catholic Responsible Investments Short Duration Bond Fund	40,187
Catholic Responsible Investments Bond Fund	193,663
Catholic Responsible Investments Opportunistic Bond Fund	57,833
Catholic Responsible Investments Equity Index Fund	342,069
Catholic Responsible Investments Small-Cap Fund	48,636
Catholic Responsible Investments Multi-Style US Equity Fund	82,484
Catholic Responsible Investments International Equity Fund	135,705
Catholic Responsible Investments International Small-Cap Fund	8,171

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the period ended April 30, 2024, these amounts can be found on the Statement of Operations under Shareholder Servicing Fees.

Atlantic Shareholder Services, LLC serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Adviser pays each Fund’s Sub-Advisers out of the fee it receives from such Fund.

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After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments International Small-Cap	0.96%
Catholic Responsible Investments Magnus 45/55 Fund	N/A
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	N/A
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	N/A
Catholic Responsible Investments Magnus 75/25 Fund	N/A

The Magnus Funds do not pay an advisory fee due to the fact their sole investments are in CRI underlying funds.

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until February 28, 2025 (each, a “contractual expense limit”). In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may

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be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.

Contractual Expense Limit
Catholic Responsible Investments Ultra Short Bond Fund	0.35%
Catholic Responsible Investments Short Duration Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.37%
Catholic Responsible Investments Opportunistic Bond Fund	0.41%
Catholic Responsible Investments Equity Index Fund	0.09%
Catholic Responsible Investments Small-Cap Fund	0.31%
Catholic Responsible Investments Multi-Style US Equity Fund	0.69%
Catholic Responsible Investments International Equity Fund	0.84%
Catholic Responsible Investments International Small-Cap	1.15%
Catholic Responsible Investments Magnus 45/55 Fund	N/A
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	N/A
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	N/A
Catholic Responsible Investments Magnus 75/25 Fund	N/A

As of April 30, 2024, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

	Expiring 2025	Expiring 2026	Total
Catholic Responsible Investments Ultra Short Bond Fund	$120,451	$119,892	$240,343
Catholic Responsible Investments Short Duration Bond Fund	99,614	108,877	208,491
Catholic Responsible Investments Opportunistic Bond Fund	142,603	135,821	278,424
Catholic Responsible Investments Equity Index Fund	599,749	646,140	1,245,889
Catholic Responsible Investments International Small-Cap Fund	159,201	112,207	271,408
Catholic Responsible Investments Magnus 45/55 Fund	153,066	150,449	303,515
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	280,525	233,501	514,026
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	195,740	181,672	377,412
Catholic Responsible Investments Magnus 75/25 Fund	171,575	182,270	353,845

During the period ended April 30, 2024, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

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6. Investment Transactions:

For the period ended April 30, 2024, the purchases and sales of investment securities other than short-term investments and in-kind transactions, were as follows:

	U.S. Government	Other	Total
Catholic Responsible Investments Ultra Short Bond Fund
Purchases	$—	$1,294,410	$1,294,410
Sales	—	2,740,302	2,740,302
Catholic Responsible Investments Short Duration Bond Fund
Purchases	35,324,425	69,825,188	105,149,613
Sales	29,519,836	75,019,417	104,539,253
Catholic Responsible Investments Bond Fund
Purchases	631,467,411	237,781,380	869,248,791
Sales	558,619,315	305,547,963	864,167,278
Catholic Responsible Investments Opportunistic Bond Fund
Purchases	199,418,937	142,955,659	342,374,596
Sales	168,297,467	134,914,899	303,212,366
Catholic Responsible Investments Equity Index Fund
Purchases	—	531,394,656	531,394,656
Sales	—	558,681,569	558,681,569
Catholic Responsible Investments Small-Cap Fund
Purchases	—	150,813,000	150,813,000
Sales	—	138,046,414	138,046,414
Catholic Responsible Investments Multi-Style US Equity Fund
Purchases	—	226,757,842	226,757,842
Sales	—	243,403,127	243,403,127
Catholic Responsible Investments International Equity Fund
Purchases	—	566,913,710	566,913,710
Sales	—	573,189,159	573,189,159
Catholic Responsible Investments International Small-Cap Fund
Purchases	—	52,438,750	52,438,750
Sales	—	49,899,299	49,899,299
Catholic Responsible Investments Magnus 45/55 Fund
Purchases	—	3,377,838	3,377,838
Sales	—	5,072,291	5,072,291
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Purchases	—	54,215,187	54,215,187
Sales	—	15,479,840	15,479,840
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Purchases	—	25,264,021	25,264,021
Sales	—	23,244,439	23,244,439
Catholic Responsible Investments Magnus 75/25 Fund
Purchases	—	12,159,012	12,159,012
Sales	—	11,742,755	11,742,755

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7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to non-deductible organization costs and redemption-in-kind. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the fiscal period ended October 31, 2022 and the year ended October 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Catholic Responsible Investments Ultra Short Bond Fund
2023	$2,767,156	$—	$—	$2,767,156
2022	422,750	—	—	422,750
Catholic Responsible Investments Short Duration Bond Fund
2023	15,562,537	—	—	15,562,537
2022	7,441,449	—	—	7,441,449
Catholic Responsible Investments Bond Fund
2023	72,490,356	—	—	72,490,356
2022	37,408,985	—	—	37,408,985
Catholic Responsible Investments Opportunistic Bond Fund
2023	23,163,030	—	—	23,163,030
2022	9,891,170	—	—	9,891,170
Catholic Responsible Investments Equity Index Fund
2023	45,202,137	—	—	45,202,137
2022	34,703,700	—	—	34,703,700
Catholic Responsible Investments Small-Cap Fund
2023	6,741,444	15,813,737	—	22,555,181
2022	4,675,712	—	—	4,675,712
Catholic Responsible Investments Multi-Style US Equity Fund
2023	3,903,550	—	—	3,903,550
2022	2,413,760	—	—	2,413,760
Catholic Responsible Investments International Equity Fund
2023	20,009,691	—	—	20,009,691
2022	16,356,456	—	—	16,356,456
Catholic Responsible Investments International Small-Cap Fund
2023	1,762,029	—	—	1,762,029
2022	1,201,904	—	—	1,201,904
Catholic Responsible Investments Magnus 45/55 Fund
2023	1,753,798	—	—	1,753,798
2022	76,301	—	—	76,301
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
2023	17,053,393	—	—	17,053,393
2022	918,825	—	—	918,825
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
2023	7,127,888	—	—	7,127,888
2022	305,435	—	—	305,435
Catholic Responsible Investments Magnus 75/25 Fund
2023	5,754,881	—	—	5,754,881
2022	207,489	—	—	207,489

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As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Catholic Responsible Investments Ultra Short Bond Fund	$169,557	$627	$—	$31,410	$—	$201,594
Catholic Responsible Investments Short Duration Bond Fund	7,868	—	(18,934,991)	(11,892,366)	(22)	(30,819,511)
Catholic Responsible Investments Bond Fund	158,783	—	(148,816,431)	(202,467,275)	83,745	(351,041,178)
Catholic Responsible Investments Opportunistic Bond Fund	40,806	—	(35,147,398)	(21,178,604)	2	(56,285,194)
Catholic Responsible Investments Equity Index Fund	2,906,723	—	(33,817,157)	1,096,266,142	2	1,065,355,710
Catholic Responsible Investments Small-Cap Fund	399,600	—	(17,935,999)	10,212,257	—	(7,324,142)
Catholic Responsible Investments Multi-Style US Equity Fund	146,316	—	(29,837,860)	27,289,413	—	(2,402,131)
Catholic Responsible Investments International Equity Fund	4,790,246	—	(17,599,098)	57,714,292	(2)	44,905,438
Catholic Responsible Investments International Small-Cap Fund	425,513	—	(6,818,114)	(5,174,204)	148	(11,566,657)
Catholic Responsible Investments Magnus 45/55 Fund	2,529,761	—	(1,237,732)	(243,750)	(1)	1,048,278
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	19,703,168	—	—	25,654,727	(2)	45,357,893
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	8,277,805	—	(343,012)	20,757,274	—	28,692,067
Catholic Responsible Investments Magnus 75/25 Fund	4,733,463	7,134	—	17,643,406	1	22,384,004

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For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Catholic Responsible Investments Short Duration Bond Fund	$7,208,832	$11,726,159	$18,934,991
Catholic Responsible Investments Bond Fund	65,518,908	83,297,523	148,816,431
Catholic Responsible Investments Opportunistic Bond Fund	17,714,623	17,432,775	35,147,398
Catholic Responsible Investments Equity Index Fund	26,361,406	7,455,751	33,817,157
Catholic Responsible Investments Small-Cap Fund	5,086,113	12,849,886	17,935,999
Catholic Responsible Investments Multi-Style US Equity Fund	11,484,295	18,353,565	29,837,860
Catholic Responsible Investments International Equity Fund	15,237,643	2,361,455	17,599,098
Catholic Responsible Investments International Small-Cap Fund	4,027,382	2,790,732	6,818,114
Catholic Responsible Investments Magnus 45/55 Fund	670,857	566,875	1,237,732
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	—	343,012	343,012

During the year ended October 31, 2023, the Catholic Responsible Investments Ultra Short Bond Fund utilized $15,684, the Catholic Responsible Investments Magnus 45/55 Fund utilized $229,963 and the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund utilized $705,213, respectively, of capital loss carryforward to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales, passive foreign investment companies and perpetual bonds. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	$58,151,516	$29,904	$(6,371)	$23,533
Catholic Responsible Investments Short Duration Bond Fund	481,805,146	1,177,659	(6,919,821)	(5,742,162)
Catholic Responsible Investments Bond Fund	2,075,293,984	4,690,984	(141,163,157)	(136,472,173)
Catholic Responsible Investments Opportunistic Bond Fund	579,105,492	2,258,943	(11,132,149)	(8,873,206)
Catholic Responsible Investments Equity Index Fund	1,835,549,185	1,775,603,023	(53,350,809)	1,722,252,214
Catholic Responsible Investments Small-Cap Fund	416,546,452	134,817,630	(54,521,142)	80,296,488
Catholic Responsible Investments Multi-Style US Equity Fund	659,224,914	175,738,805	(25,103,428)	150,635,377
Catholic Responsible Investments International Equity Fund	1,148,429,287	304,425,959	(52,992,454)	251,433,505
Catholic Responsible Investments International Small-Cap Fund	78,736,289	14,591,270	(6,729,631)	7,861,639
Catholic Responsible Investments Magnus 45/55 Fund	112,497,128	16,076,278	(3,805,771)	12,270,507
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	1,052,349,416	198,093,813	(33,272,581)	164,821,232
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	383,690,080	86,180,597	(12,537,834)	73,642,763
Catholic Responsible Investments Magnus 75/25 Fund	235,859,653	61,565,724	(6,054,298)	55,511,426

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8. Concentration of Shareholders:

At April 30, 2024, the percentage of total shares outstanding held by Institutional Class shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Catholic Responsible Investments Ultra Short Bond Fund	3	20
Catholic Responsible Investments Short Duration Bond Fund	3	41
Catholic Responsible Investments Bond Fund	2	20
Catholic Responsible Investments Opportunistic Bond Fund	4	42
Catholic Responsible Investments Equity Index Fund	3	24
Catholic Responsible Investments Small-Cap Fund	4	75
Catholic Responsible Investments Multi-Style US Equity Fund	4	58
Catholic Responsible Investments International Equity Fund	3	31
Catholic Responsible Investments International Small-Cap Fund	4	75
Catholic Responsible Investments Magnus 45/55 Fund	5	70
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	5	44
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	6	44
Catholic Responsible Investments Magnus 75/25 Fund	7	52

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a particular Fund.

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Derivatives Risk — Futures contracts, forward contracts, options and swaps are subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Forward contracts and swap agreements are also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign Currency Risk — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in Underlying Funds Risk — The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

10. In-Kind Transfers of Securities:

The Funds may issue or redeem shares in-kind. These securities and cash, if any, are transferred at their current value on the date of such transactions. Any recognized gain is included on the Statements of Operations under Net Realized Gain (Loss) on Investments. There were no in-kind transfers during the period ended April 30, 2024.

Due to the Funds’ reorganization on December 6, 2021, the Funds received contributions in-kind of investment securities. The securities were received in a tax-free transaction at their current fair value including unrealized appreciation/ depreciation as noted in the table below on the date of the transactions. The Funds made an accounting policy election to carryforward the historical cost basis of the securities transferred given the tax-free nature of the transaction. As a result of this contribution, the following units of the Fund were issued for assets valued at:

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

	Units Issued	Securities At Value	Cash	Income Receivable	Other	Total Assets	Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	6,167,174	$50,062,171	$11,592,443	$47,908	$—	$61,702,522	$(24,654)
Catholic Responsible Investments Short Duration Bond Fund	53,069,668	508,549,766	19,311,957	2,597,565	—	530,459,288	(151,761)
Catholic Responsible Investments Bond Fund	177,862,008	1,708,891,087	62,494,447	6,506,080	1,029,109	1,778,920,723	49,389,396
Catholic Responsible Investments Opportunistic Bond Fund	52,152,969	502,844,264	16,260,246	2,412,933	2,167	521,519,610	1,978,291
Catholic Responsible Investments Equity Index Fund	333,201,648	3,327,560,433	380,171	3,833,324	27,536	3,331,801,464	1,349,580,320
Catholic Responsible Investments Small-Cap Fund	51,612,440	515,226,417	485,709	417,745	—	516,129,871	108,362,292
Catholic Responsible Investments Multi-Style US Equity Fund	79,868,550	798,383,041	16,731	444,471	6,437	798,850,680	82,513,106
Catholic Responsible Investments International Equity Fund	130,018,252	1,262,019,716	37,303,994	962,979	13,670	1,300,300,359	277,330,531
Catholic Responsible Investments International Small-Cap Fund	7,670,860	72,842,536	3,793,960	74,782	—	76,711,278	4,831,673
Catholic Responsible Investments Magnus 45/55 Fund	9,158,563	91,564,944	1,439	—	—	91,566,383	11,952,648
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	118,573,471	1,185,789,677	114,685	—	—	1,185,904,362	188,485,112
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	32,272,630	352,671,372	17,874	—	—	352,689,246	67,719,305
Catholic Responsible Investments Magnus 75/25 Fund	30,470,066	304,697,617	4,988	—	—	304,702,605	52,259,822

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements as of April 30, 2024.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2023 to April 30, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Catholic Responsible Investments Ultra Short Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,026.40	0.35%	$1.76
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.12	0.35%	$1.76
Catholic Responsible Investments Short Duration Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,029.90	0.35%	$1.77
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.12	0.35%	$1.76
Catholic Responsible Investments Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,054.30	0.35%	$1.79
Investor	1,000.00	1,053.40	0.50%	2.55
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.12	0.35%	$1.76
Investor	1,000.00	1,022.38	0.50%	2.51
Catholic Responsible Investments Opportunistic Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,043.60	0.41%	$2.08
Investor	1,000.00	1,042.80	0.56%	2.84
Hypothetical 5% Return
Institutional	$1,000.00	$1,022.83	0.41%	$2.06
Investor	1,000.00	1,022.08	0.56%	2.82
Catholic Responsible Investments Equity Index Fund
Actual Fund Return
Institutional	$1,000.00	$1,211.70	0.09%	$0.49
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.42	0.09%	$0.45
Catholic Responsible Investments Small-Cap Fund
Actual Fund Return
Institutional	$1,000.00	$1,182.60	0.28%	$1.52
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.47	0.28%	$1.41
Catholic Responsible Investments Multi-Style US Equity Fund
Actual Fund Return
Institutional	$1,000.00	$1,195.00	0.65%	$3.55
Investor	1,000.00	1,194.10	0.80%	4.36
Hypothetical 5% Return
Institutional	$1,000.00	$1,021.63	0.65%	$3.27
Investor	1,000.00	1,020.89	0.80%	4.02
Catholic Responsible Investments International Equity Fund
Actual Fund Return
Institutional	$1,000.00	$1,191.10	0.80%	$4.36
Investor	1,000.00	1,190.80	0.95%	5.17
Hypothetical 5% Return
Institutional	$1,000.00	$1,020.89	0.80%	$4.02
Investor	1,000.00	1,020.14	0.95%	4.77
Catholic Responsible Investments International Small-Cap Fund
Actual Fund Return
Institutional	$1,000.00	$1,194.70	1.15%	$6.28
Hypothetical 5% Return
Institutional	$1,000.00	$1,019.15	1.15%	$5.77

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2024 (Unaudited)

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Catholic Responsible Investments Magnus 45/55 Fund
Actual Fund Return
Institutional	$1,000.00	$1,114.40	—%	$–
Investor	1,000.00	1,113.50	0.15%	0.79
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.86	—%	$–
Investor	1,000.00	1,024.12	0.15%	0.75
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Actual Fund Return
Institutional	$1,000.00	$1,137.50	—%	$–
Investor	1,000.00	1,136.60	0.15%	0.80
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.86	—%	$–
Investor	1,000.00	1,024.12	0.15%	0.75
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Actual Fund Return
Institutional	$1,000.00	$1,138.20	—%	$–
Investor	1,000.00	1,137.40	0.15%	0.80
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.86	—%	$–
Investor	1,000.00	1,024.12	0.15%	0.75
Catholic Responsible Investments Magnus 75/25 Fund
Actual Fund Return
Institutional	$1,000.00	$1,160.00	—%	$–
Investor	1,000.00	1,159.20	0.15%	0.81
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.86	—%	$–
Investor	1,000.00	1,024.12	0.15%	0.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

NOTES

Catholic Responsible Investments Funds

Investment Adviser:

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Administrator:

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CRI-SA-001-0300

(b)	Not applicable

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR§ 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catholic Responsible Investments Funds

By:	/s/ Michael Beattie
Michael Beattie, Principal Executive Officer

Date:	July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Beattie
Michael Beattie, Principal Executive Officer

Date:	July 8, 2024

By:	/s/ Andrew Metzger
Andrew Metzger, Principal Financial Officer

Date:	July 8, 2024